AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 87.5%
Common Stocks — 34.2%
Aerospace & Defense — 0.5%
Airbus SE (France)*	47,982	$5,441,583
General Dynamics Corp.	17,436	3,165,680
Northrop Grumman Corp.	9,579	3,100,148
Raytheon Technologies Corp.	65,315	5,046,890
Remington Outdoor Co., Inc.*^	11,576	1
Safran SA (France)*	42,528	5,794,490
		22,548,792
Airlines — 0.2%
Alaska Air Group, Inc.*	14,483	1,002,368
Delta Air Lines, Inc.*	28,383	1,370,331
Japan Airlines Co. Ltd. (Japan)*	156,100	3,499,533
Ryanair Holdings PLC (Ireland), ADR*	31,298	3,599,270
		9,471,502
Auto Components — 0.0%
Minth Group Ltd. (China)	100,000	418,702
Automobiles — 0.3%
Guangzhou Automobile Group Co. Ltd. (China) (Class H Stock)	490,000	414,731
Maruti Suzuki India Ltd. (India)	5,363	505,897
Tesla, Inc.*(a)	10,021	6,693,327
Thor Industries, Inc.	20,200	2,721,748
Toyota Motor Corp. (Japan)	56,053	4,379,279
XPeng, Inc. (China), ADR*	7,152	261,119
		14,976,101
Banks — 2.9%
Bank Central Asia Tbk PT (Indonesia)	2,531,700	5,438,011
Bank of America Corp.	379,203	14,671,364
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)*	1,497,000	455,889
BNP Paribas SA (France)*	50,140	3,061,287
Capitec Bank Holdings Ltd. (South Africa)*	5,677	545,743
China Merchants Bank Co. Ltd. (China) (Class H Stock)	245,500	1,890,518
Citigroup, Inc.	62,648	4,557,642
Citizens Financial Group, Inc.	104,204	4,600,607
Commerce Bancshares, Inc.	14,176	1,086,023
Concordia Private Placement*	8,261	140,437
Credicorp Ltd. (Peru)	18,316	2,501,416
Cullen/Frost Bankers, Inc.	10,172	1,106,307
Erste Group Bank AG (Austria)*	98,074	3,328,710
First Horizon Corp.	127,927	2,163,246
First Republic Bank	8,248	1,375,354
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)*	246,881	1,392,061
HDFC Bank Ltd. (India)*	49,274	1,008,364
HDFC Bank Ltd. (India), ADR*	166,569	12,940,746
ING Groep NV (Netherlands)	335,807	4,129,140
Itau Unibanco Holding SA (Brazil), ADR	111,194	551,522
KBC Group NV (Belgium)*	96,505	7,026,845
Kotak Mahindra Bank Ltd. (India)*	21,833	526,469
M&T Bank Corp.	37,209	5,641,256
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Ping An Bank Co. Ltd. (China) (Class A Stock)	451,500	$1,515,086
PNC Financial Services Group, Inc. (The)	32,523	5,704,859
Sberbank of Russia PJSC (Russia), ADR	89,043	1,372,153
ServisFirst Bancshares, Inc.	26,440	1,621,565
Shinhan Financial Group Co. Ltd. (South Korea)	19,998	664,909
Siam Commercial Bank PCL (The) (Thailand), NVDR	173,400	622,575
Signature Bank	10,579	2,391,912
Societe Generale SA (France)*	117,999	3,095,662
SVB Financial Group*	3,251	1,604,889
Svenska Handelsbanken AB (Sweden) (Class A Stock)	518,391	5,640,507
TCS Group Holding PLC (Russia), GDR	10,939	635,306
Toronto-Dominion Bank (The) (Canada)	115,655	7,542,837
Truist Financial Corp.	186,106	10,853,702
U.S. Bancorp	80,294	4,441,061
UniCredit SpA (Italy)*	308,050	3,269,138
Wells Fargo & Co.	365,737	14,289,345
Western Alliance Bancorp	19,179	1,811,265
		147,215,728
Beverages — 0.9%
Budweiser Brewing Co. APAC Ltd. (China), 144A	202,700	610,358
Carlsberg A/S (Denmark) (Class B Stock)	27,815	4,273,764
Coca-Cola Co. (The)	190,093	10,019,802
Constellation Brands, Inc. (Class A Stock)	26,924	6,138,672
Diageo PLC (United Kingdom)	360,542	14,854,454
Heineken NV (Netherlands)	37,278	3,832,107
Keurig Dr. Pepper, Inc.	72,587	2,494,815
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	1,538	472,581
United Spirits Ltd. (India)*	43,346	331,859
Wuliangye Yibin Co. Ltd. (China) (Class A Stock)	11,200	459,117
		43,487,529
Biotechnology — 0.7%
AbbVie, Inc.	139,640	15,111,841
Agios Pharmaceuticals, Inc.*	2,980	153,887
Alnylam Pharmaceuticals, Inc.*	5,166	729,388
Amgen, Inc.	14,863	3,698,063
Biogen, Inc.*	6,078	1,700,320
Exact Sciences Corp.*	9,751	1,284,987
Exelixis, Inc.*	40,759	920,746
Regeneron Pharmaceuticals, Inc.*	14,434	6,829,303
Sinovac Biotech Ltd. (China)*^	3,000	19,513
Vertex Pharmaceuticals, Inc.*	14,519	3,119,988
A1

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Zai Lab Ltd. (China)*	2,800	$378,750
		33,946,786
Building Products — 0.3%
China Lesso Group Holdings Ltd. (China)	369,000	796,436
Fortune Brands Home & Security, Inc.	42,562	4,078,291
Lennox International, Inc.	5,852	1,823,424
Trane Technologies PLC	61,634	10,204,125
		16,902,276
Capital Markets — 1.1%
BlackRock, Inc.	1,863	1,404,627
Blackstone Group, Inc. (The)	18,550	1,382,532
Brookfield Asset Management, Inc. (Canada) (Class A Stock)(a)	28,954	1,288,453
Charles Schwab Corp. (The)	103,693	6,758,710
FactSet Research Systems, Inc.	5,473	1,688,913
Focus Financial Partners, Inc. (Class A Stock)*	30,157	1,255,134
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	95,435	5,654,660
Invesco Ltd.	52,654	1,327,934
Lazard Ltd. (Class A Stock)	42,610	1,853,961
London Stock Exchange Group PLC (United Kingdom)	39,666	3,791,105
LPL Financial Holdings, Inc.	14,372	2,043,124
Moelis & Co. (Class A Stock)	20,480	1,123,942
Morgan Stanley	118,569	9,208,069
Morningstar, Inc.	6,420	1,444,757
Northern Trust Corp.	33,259	3,495,853
S&P Global, Inc.	3,279	1,157,061
State Street Corp.	80,110	6,730,041
StepStone Group, Inc. (Class A Stock)	27,068	954,688
T. Rowe Price Group, Inc.	18,513	3,176,831
		55,740,395
Chemicals — 0.6%
Akzo Nobel NV (Netherlands)	53,187	5,960,421
Axalta Coating Systems Ltd.*	47,897	1,416,793
Eastman Chemical Co.	60,820	6,697,498
LG Chem Ltd. (South Korea)	8,045	5,769,344
Linde PLC (United Kingdom) (NYSE)	12,184	3,413,226
Linde PLC (United Kingdom) (BATS)	23,744	6,673,787
Wanhua Chemical Group Co. Ltd. (China) (Class A Stock)	33,600	543,256
		30,474,325
Commercial Services & Supplies — 0.2%
Copart, Inc.*	10,059	1,092,508
Driven Brands Holdings, Inc.*(a)	38,610	981,466
IAA, Inc.*	29,132	1,606,339
MSA Safety, Inc.(a)	10,569	1,585,561
Stericycle, Inc.*	18,242	1,231,518
Waste Connections, Inc.	22,947	2,477,817
		8,975,209
	Shares	Value
Common Stocks (continued)
Communications Equipment — 0.1%
Cisco Systems, Inc.	48,889	$2,528,050
CommScope Holding Co., Inc.*	205,754	3,160,382
		5,688,432
Construction & Engineering — 0.3%
Vinci SA (France)	120,181	12,325,584
WillScot Mobile Mini Holdings Corp.*	63,161	1,752,718
		14,078,302
Construction Materials — 0.2%
LafargeHolcim Ltd. (Switzerland)*	115,980	6,819,718
Martin Marietta Materials, Inc.	12,720	4,271,630
Siam Cement PCL (The) (Thailand)	36,700	469,603
		11,560,951
Consumer Finance — 0.4%
American Express Co.	31,159	4,407,129
Capital One Financial Corp.	103,314	13,144,640
Shriram Transport Finance Co. Ltd. (India)	31,158	609,966
		18,161,735
Containers & Packaging — 0.3%
AptarGroup, Inc.	16,376	2,319,988
Ball Corp.	19,458	1,648,871
Crown Holdings, Inc.	16,115	1,563,800
Graphic Packaging Holding Co.	190,541	3,460,225
Packaging Corp. of America	26,107	3,510,869
Pactiv Evergreen, Inc.	46,828	643,417
Westrock Co.	66,444	3,458,410
Yunnan Energy New Material Co. Ltd. (China) (Class A Stock)	25,800	442,862
		17,048,442
Distributors — 0.1%
LKQ Corp.*	45,377	1,920,808
Pool Corp.	7,604	2,625,205
		4,546,013
Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.*	11,115	1,905,667
New Oriental Education & Technology Group, Inc. (China), ADR*	27,274	381,836
SAL TopCo LLC*^	15,668	90,092
		2,377,595
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	42,313	10,809,702
Chailease Holding Co. Ltd. (Taiwan)	174,458	1,207,611
FirstRand Ltd. (South Africa)	136,440	476,724
		12,494,037
Diversified Telecommunication Services — 0.2%
Cellnex Telecom SA (Spain), 144A	67,531	3,900,028
Hellenic Telecommunications Organization SA (Greece)	24,188	388,281

A2

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telkom Indonesia Persero Tbk PT (Indonesia)	1,818,700	$429,187
Verizon Communications, Inc.	127,801	7,431,628
Windstream Holdings, Inc.*^	386	5,354
		12,154,478
Electric Utilities — 0.8%
American Electric Power Co., Inc.	55,731	4,720,416
Edison International	35,059	2,054,457
Entergy Corp.	20,388	2,027,994
Iberdrola SA (Spain)	756,828	9,746,524
NextEra Energy, Inc.	145,101	10,971,087
Orsted A/S (Denmark), 144A	31,527	5,105,673
Xcel Energy, Inc.	79,437	5,283,355
		39,909,506
Electrical Equipment — 0.5%
AMETEK, Inc.	10,189	1,301,441
Array Technologies, Inc.*(a)	26,253	782,864
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	7,900	391,878
Generac Holdings, Inc.*	12,566	4,114,737
Schneider Electric SE (France)	104,793	16,012,470
Shanghai Liangxin Electrical Co. Ltd. (China) (Class A Stock)	52,600	248,286
		22,851,676
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.*	20,598	2,282,670
AU Optronics Corp. (Taiwan)*	908,000	676,990
BOE Technology Group Co. Ltd. (China) (Class A Stock)	731,688	701,409
Cognex Corp.	16,789	1,393,319
Jade Bird Fire Co. Ltd. (China) (Class A Stock)	63,897	412,581
Keyence Corp. (Japan)	12,072	5,504,219
Keysight Technologies, Inc.*	11,416	1,637,054
Sunny Optical Technology Group Co. Ltd. (China)	28,400	653,185
SYNNEX Corp.	12,475	1,432,629
Taiwan Union Technology Corp. (Taiwan)	114,000	480,461
Zebra Technologies Corp. (Class A Stock)*	3,531	1,713,171
		16,887,688
Entertainment — 0.3%
Bilibili, Inc. (China), ADR*(a)	4,475	479,093
NCSoft Corp. (South Korea)	699	540,636
Netflix, Inc.*	9,855	5,140,959
Roku, Inc.*	3,330	1,084,814
Sea Ltd. (Taiwan), ADR*(a)	26,034	5,811,570
Walt Disney Co. (The)*	6,819	1,258,242
		14,315,314
Equity Real Estate Investment Trusts (REITs) — 1.0%
American Campus Communities, Inc.	21,326	920,643
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
American Homes 4 Rent (Class A Stock)	95,850	$3,195,639
AvalonBay Communities, Inc.	4,761	878,452
Brixmor Property Group, Inc.	156,458	3,165,145
CubeSmart	37,543	1,420,252
EastGroup Properties, Inc.	27,011	3,870,136
Federal Realty Investment Trust	24,690	2,504,801
Kimco Realty Corp.	177,876	3,335,175
Lamar Advertising Co. (Class A Stock)	8,650	812,408
Mid-America Apartment Communities, Inc.	39,848	5,752,457
National Retail Properties, Inc.	36,302	1,599,829
Outfront Media, Inc.*	61,617	1,345,099
Prologis, Inc.	46,089	4,885,434
Public Storage	19,118	4,717,558
Rayonier, Inc.	103,873	3,349,904
Sun Communities, Inc.(a)	17,920	2,688,717
VICI Properties, Inc.	2,341	66,110
Welltower, Inc.	15,351	1,099,592
Weyerhaeuser Co.	77,288	2,751,453
		48,358,804
Food & Staples Retailing — 0.2%
Bid Corp. Ltd. (South Africa)*	19,215	372,258
BJ’s Wholesale Club Holdings, Inc.*(a)	43,138	1,935,171
Casey’s General Stores, Inc.(a)	6,990	1,511,168
Clicks Group Ltd. (South Africa)	46,447	757,336
Dino Polska SA (Poland), 144A*	6,780	447,545
Performance Food Group Co.*	43,652	2,514,792
Raia Drogasil SA (Brazil)	90,182	403,112
Sysco Corp.	33,710	2,654,325
Wal-Mart de Mexico SAB de CV (Mexico)	175,347	553,764
X5 Retail Group NV (Russia), GDR	15,488	500,500
		11,649,971
Food Products — 0.4%
Britannia Industries Ltd. (India)	14,052	699,294
Foshan Haitian Flavouring & Food Co. Ltd. (China) (Class A Stock)	16,553	404,237
Fu Jian Anjoy Foods Co. Ltd. (China) (Class A Stock)	15,200	483,441
Inner Mongolia Yili Industrial Group Co. Ltd. (China) (Class A Stock)	75,700	463,673
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (China) (Class A Stock)	40,400	298,415
Kraft Heinz Co. (The)	69,739	2,789,560
Lamb Weston Holdings, Inc.	22,006	1,705,025
Nestle SA (Switzerland)	95,240	10,616,831
Post Holdings, Inc.*	40,100	4,239,372
Vitasoy International Holdings Ltd. (Hong Kong)	112,000	432,152
		22,132,000
Gas Utilities — 0.1%
Atmos Energy Corp.	18,232	1,802,233

A3

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
China Gas Holdings Ltd. (China)	166,600	$684,557
Kunlun Energy Co. Ltd. (China)	516,000	546,584
		3,033,374
Health Care Equipment & Supplies — 0.6%
Boston Scientific Corp.*	209,929	8,113,756
Cooper Cos., Inc. (The)	3,225	1,238,690
Dexcom, Inc.*	3,634	1,306,023
ICU Medical, Inc.*	5,706	1,172,241
Insulet Corp.*	2,593	676,566
Intuitive Surgical, Inc.*	2,181	1,611,628
Kangji Medical Holdings Ltd. (China)*	257,500	306,776
Medtronic PLC	35,298	4,169,753
Ortho Clinical Diagnostics Holdings PLC*(a)	42,632	822,585
STERIS PLC	8,567	1,631,842
West Pharmaceutical Services, Inc.	6,271	1,767,042
Zimmer Biomet Holdings, Inc.	36,052	5,771,204
		28,588,106
Health Care Providers & Services — 0.8%
AmerisourceBergen Corp.	26,557	3,135,585
Centene Corp.*	18,256	1,166,741
Chemed Corp.	3,145	1,446,134
Cigna Corp.	28,803	6,962,837
CVS Health Corp.	42,938	3,230,226
Encompass Health Corp.	25,376	2,078,294
HCA Healthcare, Inc.	11,625	2,189,453
McKesson Corp.	6,092	1,188,184
Molina Healthcare, Inc.*	10,706	2,502,635
Premier, Inc. (Class A Stock)	18,406	623,043
UnitedHealth Group, Inc.	39,192	14,582,167
		39,105,299
Health Care Technology — 0.0%
Certara, Inc.*	28,549	779,388
Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc. (Class A Stock)*(a)	3,280	616,443
Booking Holdings, Inc.*	4,400	10,251,296
DraftKings, Inc. (Class A Stock)*(a)	21,858	1,340,551
Huazhu Group Ltd. (China)*	9,250	500,128
InterContinental Hotels Group PLC (United Kingdom)*	95,914	6,602,175
Las Vegas Sands Corp.*	72,393	4,398,599
Planet Fitness, Inc. (Class A Stock)*	11,049	854,088
Royal Caribbean Cruises Ltd.*(a)	11,677	999,668
Sands China Ltd. (Macau)*	130,400	655,372
Vail Resorts, Inc.*	4,482	1,307,220
Wendy’s Co. (The)	58,976	1,194,854
Yum! Brands, Inc.	58,291	6,305,920
		35,026,314
Household Durables — 0.7%
Garmin Ltd.	12,629	1,665,133
Haier Smart Home Co. Ltd. (China) (Class H Stock)*	314,800	1,269,250
	Shares	Value
Common Stocks (continued)
Household Durables (cont’d.)
Joyoung Co. Ltd. (China) (Class A Stock)	92,300	$433,045
KB Home	26,630	1,239,094
Midea Group Co. Ltd. (China) (Class A Stock)	11,493	144,388
Mohawk Industries, Inc.*	17,394	3,345,040
Newell Brands, Inc.(a)	127,913	3,425,510
Persimmon PLC (United Kingdom)	143,622	5,778,157
Sony Group Corp. (Japan)	96,963	10,214,773
Taylor Wimpey PLC (United Kingdom)*	1,554,141	3,869,470
Toll Brothers, Inc.	22,321	1,266,270
		32,650,130
Household Products — 0.3%
Energizer Holdings, Inc.(a)	70,672	3,354,093
Procter & Gamble Co. (The)	39,724	5,379,821
Reckitt Benckiser Group PLC (United Kingdom)	76,260	6,844,335
Reynolds Consumer Products, Inc.(a)	44,291	1,318,986
		16,897,235
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp.	602	10,643
Industrial Conglomerates — 0.2%
Bidvest Group Ltd. (The) (South Africa)	43,759	505,346
Carlisle Cos., Inc.	17,364	2,857,767
Honeywell International, Inc.	20,025	4,346,827
		7,709,940
Insurance — 1.9%
AIA Group Ltd. (Hong Kong)	1,042,074	12,777,945
Alleghany Corp.*	4,148	2,597,851
Allianz SE (Germany)	53,485	13,626,103
American International Group, Inc.	36,958	1,707,829
Chubb Ltd.	48,413	7,647,802
CNA Financial Corp.	29,315	1,308,328
Fairfax Financial Holdings Ltd. (Canada) (BATS)	5,716	2,488,403
Fairfax Financial Holdings Ltd. (Canada) (XTSE)	1,326	578,799
Hartford Financial Services Group, Inc. (The)	64,214	4,288,853
Kinsale Capital Group, Inc.	9,833	1,620,478
Legal & General Group PLC (United Kingdom)	1,583,518	6,110,245
Loews Corp.	141,377	7,249,813
Marsh & McLennan Cos., Inc.	20,277	2,469,739
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	1,196,500	14,358,035
Porto Seguro SA (Brazil)	58,784	491,168
Progressive Corp. (The)	34,368	3,285,925
Prudential PLC (United Kingdom)	28,939	618,130
RLI Corp.	16,537	1,845,033
Travelers Cos., Inc. (The)	49,480	7,441,792

A4

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	9,619	$4,106,671
		96,618,942
Interactive Media & Services — 1.2%
Alphabet, Inc. (Class C Stock)*	15,075	31,184,597
Baidu, Inc. (China) (Class A Stock)*	20,850	571,262
Facebook, Inc. (Class A Stock)*	9,192	2,707,320
Kuaishou Technology (China), 144A*	11,900	419,414
Match Group, Inc.*	9,333	1,282,168
MYT Holding LLC (Class B Stock)*^	93,730	557,693
Pinterest, Inc. (Class A Stock)*	9,438	698,695
Snap, Inc. (Class A Stock)*	19,063	996,804
Tencent Holdings Ltd. (China)	251,600	20,008,550
Zillow Group, Inc. (Class C Stock)*(a)	6,879	891,794
		59,318,297
Internet & Direct Marketing Retail — 1.1%
Alibaba Group Holding Ltd. (China)*	546,622	15,408,610
Alibaba Group Holding Ltd. (China), ADR*	2,657	602,422
Allegro.eu SA (Poland), 144A*	31,743	444,793
Amazon.com, Inc.*	8,101	25,065,142
Chewy, Inc. (Class A Stock)*(a)	8,658	733,419
Delivery Hero SE (Saudi Arabia), 144A*	37,528	4,874,805
JD.com, Inc. (China) (Class A Stock)*	20,608	857,874
Meituan (China) (Class B Stock), 144A*	58,300	2,274,008
MercadoLibre, Inc. (Argentina)*	375	552,053
Naspers Ltd. (South Africa) (Class N Stock)	5,946	1,429,961
Pinduoduo, Inc. (China), ADR*	2,857	382,495
Trip.com Group Ltd. (China), ADR*	10,285	407,595
		53,033,177
IT Services — 0.9%
Affirm Holdings, Inc.*(a)	5,159	364,844
Black Knight, Inc.*	21,801	1,613,056
Broadridge Financial Solutions, Inc.	12,724	1,948,044
Capgemini SE (France)	35,097	5,976,774
EPAM Systems, Inc.*	1,266	502,210
FleetCor Technologies, Inc.*	14,254	3,829,052
Global Payments, Inc.	11,120	2,241,570
Infosys Ltd. (India)	53,835	1,009,123
International Business Machines Corp.	14,938	1,990,638
Jack Henry & Associates, Inc.	5,356	812,612
Mastercard, Inc. (Class A Stock)	45,396	16,163,246
MongoDB, Inc.*	3,323	888,670
PayPal Holdings, Inc.*	13,939	3,384,947
Snowflake, Inc. (Class A Stock)*(a)	2,413	553,253
Twilio, Inc. (Class A Stock)*	2,250	766,710
WEX, Inc.*	9,442	1,975,455
		44,020,204
Leisure Products — 0.0%
Brunswick Corp.	21,252	2,026,803
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services — 0.3%
Lonza Group AG (Switzerland)	7,129	$3,996,137
Mettler-Toledo International, Inc.*	1,084	1,252,768
Syneos Health, Inc.*	22,328	1,693,579
Thermo Fisher Scientific, Inc.	11,827	5,397,606
Wuxi Biologics Cayman, Inc. (China), 144A*	111,000	1,402,308
		13,742,398
Machinery — 1.5%
Atlas Copco AB (Sweden) (Class A Stock)	102,635	6,254,065
Deere & Co.	5,157	1,929,440
Douglas Dynamics, Inc.	6,932	319,912
Dover Corp.	43,102	5,910,577
Han’s Laser Technology Industry Group Co. Ltd. (China) (Class A Stock)	103,500	669,694
Hiwin Technologies Corp. (Taiwan)	38,220	542,188
IDEX Corp.	8,224	1,721,448
Illinois Tool Works, Inc.	4,362	966,270
Ingersoll Rand, Inc.*	96,394	4,743,549
ITT, Inc.	36,566	3,324,215
Kone OYJ (Finland) (Class B Stock)	71,521	5,838,243
Lincoln Electric Holdings, Inc.	17,972	2,209,478
Middleby Corp. (The)*	13,654	2,263,151
Nordson Corp.	8,304	1,649,839
Otis Worldwide Corp.	16,523	1,130,999
RBC Bearings, Inc.*	8,582	1,688,680
SKF AB (Sweden) (Class B Stock)	200,364	5,698,841
SMC Corp. (Japan)	8,565	4,987,101
Snap-on, Inc.	5,579	1,287,299
Stanley Black & Decker, Inc.	50,199	10,023,234
Techtronic Industries Co. Ltd. (Hong Kong)	65,480	1,123,555
Toro Co. (The)	31,653	3,264,690
Volvo AB (Sweden) (Class B Stock)*(a)	223,212	5,663,656
Woodward, Inc.	13,748	1,658,421
		74,868,545
Media — 0.5%
Charter Communications, Inc. (Class A Stock)*	16,487	10,172,809
Clear Channel Outdoor Holdings, Inc.*	24,779	44,602
Comcast Corp. (Class A Stock)	123,696	6,693,190
Discovery, Inc. (Class C Stock)*	29,819	1,100,023
DISH Network Corp. (Class A Stock)*	89,919	3,255,068
iHeartMedia, Inc. (Class A Stock)*	10,538	191,265
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	62,321	2,748,979
Nexstar Media Group, Inc. (Class A Stock)	20,368	2,860,278
		27,066,214
Metals & Mining — 0.4%
Alrosa PJSC (Russia)	393,979	551,177
Anglo American PLC (South Africa)	156,727	6,171,245
AngloGold Ashanti Ltd. (Tanzania)	8,349	183,072

A5

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
AngloGold Ashanti Ltd. (Tanzania), ADR	2,576	$56,595
BHP Group Ltd. (Australia)	227,283	7,866,446
Freeport-McMoRan, Inc.*	43,454	1,430,940
Gerdau SA (Brazil), ADR	105,700	564,438
Magnitogorsk Iron & Steel Works PJSC (Russia)	1,010,380	805,055
POSCO (South Korea)	4,147	1,178,988
Rio Tinto PLC (Australia)	37,694	2,886,193
Severstal PAO (Russia), GDR	38,893	786,211
		22,480,360
Multiline Retail — 0.1%
Claire’s Private Placement*^	406	86,275
Dollar General Corp.	9,545	1,934,008
Fix Price Group Ltd. (Russia), 144A, GDR*	45,304	442,167
Kohl’s Corp.	29,284	1,745,619
Lojas Renner SA (Brazil)	113,980	860,827
Magazine Luiza SA (Brazil)	90,043	321,225
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*	1,660	117,030
		5,507,151
Multi-Utilities — 0.1%
RWE AG (Germany)	82,716	3,252,128
Oil, Gas & Consumable Fuels — 1.0%
BP PLC (United Kingdom)	800,267	3,246,561
Cabot Oil & Gas Corp.(a)	80,743	1,516,354
California Resources Corp.*(a)	34,341	826,244
Chesapeake Energy Corp.*	542	23,517
Chevron Corp.	39,747	4,165,088
ConocoPhillips	282,583	14,968,422
Diamondback Energy, Inc.	20,353	1,495,742
EP Energy Corp.*	7,216	541,200
Equitrans Midstream Corp.	130,179	1,062,261
Kinder Morgan, Inc.	241,453	4,020,192
LUKOIL PJSC (Russia), ADR	14,562	1,176,464
Marathon Petroleum Corp.	66,699	3,567,730
Oasis Petroleum, Inc.	11,916	707,691
Oil Search Ltd. (Australia)	178,590	560,603
Penn Virginia Corp.*	81	1,085
Penn Virginia Corp., NPV*	529	7,089
Petronet LNG Ltd. (India)	235,103	725,165
Phillips 66	41,018	3,344,608
Pioneer Natural Resources Co.(a)	18,471	2,933,564
PTT Exploration & Production PCL (Thailand)	240,100	879,179
Reliance Industries Ltd. (India)	19,063	524,970
Rosneft Oil Co. PJSC (Russia), GDR	73,264	554,756
S-Oil Corp. (South Korea)*	8,870	639,162
Thai Oil PCL (Thailand)	410,200	800,846
Williams Cos., Inc. (The)	128,411	3,042,057
		51,330,550
	Shares	Value
Common Stocks (continued)
Personal Products — 0.1%
Coty, Inc. (Class A Stock)*	215,283	$1,939,700
Estee Lauder Cos., Inc. (The) (Class A Stock)	6,458	1,878,309
LG Household & Health Care Ltd. (South Korea)	301	418,515
		4,236,524
Pharmaceuticals — 1.1%
Advanz Pharma Corp. Ltd. (Canada)*	659	11,203
Bristol-Myers Squibb Co.	205,889	12,997,773
Catalent, Inc.*	33,474	3,525,147
Eli Lilly & Co.	19,879	3,713,795
Horizon Therapeutics PLC*	13,379	1,231,403
Jazz Pharmaceuticals PLC*	6,488	1,066,432
Jiangsu Hengrui Medicine Co. Ltd. (China) (Class A Stock)	46,488	654,137
Johnson & Johnson	44,395	7,296,318
Merck & Co., Inc.	33,352	2,571,106
Novo Nordisk A/S (Denmark) (Class B Stock)	204,825	13,795,006
Pfizer, Inc.	75,637	2,740,328
Roche Holding AG (Switzerland)	5,376	1,737,364
Royalty Pharma PLC (Class A Stock)(a)	25,042	1,092,332
Viatris, Inc.*	109,181	1,525,259
		53,957,603
Professional Services — 0.3%
51job, Inc. (China), ADR*	8,129	508,875
Booz Allen Hamilton Holding Corp.	17,035	1,371,829
IHS Markit Ltd.	11,867	1,148,488
Leidos Holdings, Inc.	7,064	680,122
RELX PLC (United Kingdom)	249,651	6,271,479
SGS SA (Switzerland)	1,889	5,374,772
TransUnion	21,404	1,926,360
		17,281,925
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	57,606	4,557,211
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (China) (Class A Stock)	23,324	43,588
China Resources Mixc Lifestyle Services Ltd. (China), 144A*	107,600	645,836
Cushman & Wakefield PLC*(a)	75,136	1,226,220
Longfor Group Holdings Ltd. (China), 144A	66,000	439,636
Mitsui Fudosan Co. Ltd. (Japan)	90,200	2,052,739
Shanghai SMI Holding Co. Ltd. (China) (Class A Stock)	3,900	2,999
Shenzhen New Nanshan Holding Group Co. Ltd. (China) (Class A Stock)	20,522	10,869
Vonovia SE (Germany)	26,660	1,742,981
		10,722,079

A6

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Road & Rail — 0.7%
Canadian National Railway Co. (Canada)	60,899	$7,067,327
Knight-Swift Transportation Holdings, Inc.	36,335	1,747,350
Landstar System, Inc.	7,720	1,274,263
Localiza Rent a Car SA (Brazil)	43,731	465,696
Lyft, Inc. (Class A Stock)*	112,762	7,124,303
Norfolk Southern Corp.	37,361	10,032,176
Old Dominion Freight Line, Inc.	5,832	1,402,071
Uber Technologies, Inc.*	69,686	3,798,584
		32,911,770
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.*	73,356	5,758,446
Analog Devices, Inc.	80,807	12,531,550
Applied Materials, Inc.	40,394	5,396,638
ASML Holding NV (Netherlands)	27,107	16,685,176
CMC Materials, Inc.	10,376	1,834,373
Cree, Inc.*	8,852	957,167
Entegris, Inc.	15,713	1,756,713
Global Unichip Corp. (Taiwan)	41,000	578,096
Lam Research Corp.	4,497	2,676,794
Microchip Technology, Inc.	8,259	1,281,962
Monolithic Power Systems, Inc.	3,102	1,095,658
NVIDIA Corp.	6,438	3,437,441
NXP Semiconductors NV (Netherlands)	44,573	8,974,328
QUALCOMM, Inc.	21,451	2,844,188
Realtek Semiconductor Corp. (Taiwan)	32,000	558,655
Silergy Corp. (China)	5,000	408,449
SK Hynix, Inc. (South Korea)	14,092	1,666,512
SolarEdge Technologies, Inc.*	6,615	1,901,416
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	288,000	5,996,417
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	125,112	14,798,247
Teradyne, Inc.	7,612	926,228
Texas Instruments, Inc.	22,421	4,237,345
Xinyi Solar Holdings Ltd. (China)	246,000	412,402
		96,714,201
Software — 1.3%
Aspen Technology, Inc.*	11,876	1,714,063
Cadence Design Systems, Inc.*	7,801	1,068,659
Ceridian HCM Holding, Inc.*	16,391	1,381,270
Cloopen Group Holding Ltd. (China), ADR*(a)	25,608	351,598
Coupa Software, Inc.*	5,911	1,504,231
Crowdstrike Holdings, Inc. (Class A Stock)*	5,969	1,089,402
Envestnet, Inc.*	18,114	1,308,374
Five9, Inc.*	5,266	823,234
Guidewire Software, Inc.*	12,875	1,308,486
HubSpot, Inc.*	2,525	1,146,880
Intuit, Inc.	9,645	3,694,614
Kingdee International Software Group Co. Ltd. (China)*	205,000	642,753
Kingsoft Corp. Ltd. (China)	101,000	677,405
Microsoft Corp.	139,252	32,831,444
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Paylocity Holding Corp.*	5,156	$927,203
PTC, Inc.*	9,254	1,273,813
Q2 Holdings, Inc.*	15,620	1,565,124
ServiceNow, Inc.*	2,779	1,389,806
SS&C Technologies Holdings, Inc.	37,033	2,587,496
Synopsys, Inc.*	5,327	1,319,924
Trade Desk, Inc. (The) (Class A Stock)*	1,670	1,088,272
Tyler Technologies, Inc.*	3,367	1,429,393
Workday, Inc. (Class A Stock)*	13,389	3,326,229
Zscaler, Inc.*	5,295	908,993
		65,358,666
Specialty Retail — 0.9%
AutoZone, Inc.*	4,976	6,987,797
Best Buy Co., Inc.	32,888	3,775,871
CarMax, Inc.*	10,636	1,410,972
Gap, Inc. (The)*	77,769	2,315,961
Home Depot, Inc. (The)	17,675	5,395,294
Industria de Diseno Textil SA (Spain)	149,196	4,919,757
Lowe’s Cos., Inc.	31,647	6,018,626
Murphy USA, Inc.	24,400	3,527,264
National Vision Holdings, Inc.*	10,100	442,683
O’Reilly Automotive, Inc.*	15,401	7,812,157
Tractor Supply Co.	9,621	1,703,687
		44,310,069
Technology Hardware, Storage & Peripherals — 1.0%
Advantech Co. Ltd. (Taiwan)	49,198	611,798
Apple, Inc.	172,000	21,009,800
Samsung Electronics Co. Ltd. (South Korea)	293,646	21,211,400
Samsung Electronics Co. Ltd. (South Korea), GDR	1,507	2,749,072
Seagate Technology PLC(a)	34,620	2,657,085
Wiwynn Corp. (Taiwan)	15,000	446,519
		48,685,674
Textiles, Apparel & Luxury Goods — 0.7%
adidas AG (Germany)*	46,793	14,620,060
Carter’s, Inc.*	9,098	809,085
Columbia Sportswear Co.	25,046	2,645,609
Eclat Textile Co. Ltd. (Taiwan)	26,000	439,148
LVMH Moet Hennessy Louis Vuitton SE (France)	16,372	10,926,257
NIKE, Inc. (Class B Stock)	19,806	2,632,019
Ralph Lauren Corp.*	22,023	2,712,353
Shenzhou International Group Holdings Ltd. (China)	21,700	454,456
		35,238,987
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. (India)	126,047	4,331,865
Tobacco — 0.1%
Philip Morris International, Inc.	30,170	2,677,286
Trading Companies & Distributors — 0.1%
Ferguson PLC	53,309	6,361,947

A7

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)*	50,974	$532,098
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)*	30,581	543,110
		1,075,208
Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) (Class L Stock)	571,842	389,724
Goodman Networks, Inc.*^	3,993	—
MTN Group (South Africa)*	101,627	599,495
T-Mobile US, Inc.*	59,496	7,454,254
		8,443,473

Total Common Stocks (cost $1,528,132,184)		1,707,744,764
Preferred Stocks — 0.2%
Automobiles — 0.2%
Volkswagen AG (Germany) (PRFC)	35,721	10,019,143
Interactive Media & Services — 0.0%
MYT Holding LLC, Series A, 10.000%, Maturing 06/06/29*^	194,119	227,022
Multiline Retail — 0.0%
Claire’s Stores, Inc., CVT*^	281	554,975
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc., Maturing 05/11/22*^	4,751	48

Total Preferred Stocks (cost $7,668,300)		10,801,188

	Units
Rights* — 0.0%
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp., expiring 01/23/27^	12,375	13,613
Media — 0.0%
Media General, Inc., CVR, expiring 12/31/22^	42,900	4

Total Rights (cost $0)		13,617
Warrants* — 0.0%
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	693	—
Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp., expiring 02/09/26	1,192	24,579
Chesapeake Energy Corp., expiring 02/09/26	1,324	26,136
	Units	Value

Warrants* (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Chesapeake Energy Corp., expiring 02/09/26	1,023	$17,186
		67,901

Total Warrants (cost $79,990)		67,901

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 1.1%
Automobiles — 0.3%
CarMax Auto Owner Trust,
Series 2018-02, Class A3
2.980%	01/17/23	887	894,021
Ford Credit Auto Owner Trust,
Series 2016-02, Class A, 144A
2.030%	12/15/27	1,644	1,649,776
Series 2017-01, Class A, 144A
2.620%	08/15/28	1,000	1,019,734
Hertz Vehicle Financing II LP,
Series 2018-01A, Class A, 144A
3.290%	02/25/24	606	607,489
Mercedes-Benz Auto Lease Trust,
Series 2019-B, Class A3
2.000%	10/17/22	1,486	1,499,395
Nissan Auto Lease Trust,
Series 2020-B, Class A3
0.430%	10/16/23	2,158	2,161,353
Santander Revolving Auto Loan Trust,
Series 2019-A, Class A, 144A
2.510%	01/26/32	2,290	2,401,369
Series 2019-A, Class D, 144A
3.450%	01/26/32	1,715	1,802,219
Tesla Auto Lease Trust,
Series 2019-A, Class A2, 144A
2.130%	04/20/22	1,045	1,052,203
Toyota Auto Receivables Owner Trust,
Series 2018-D, Class A3
3.180%	03/15/23	1,292	1,308,361
Series 2019-C, Class A3
1.910%	09/15/23	748	756,880
			15,152,800
Collateralized Debt Obligations — 0.2%
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL04, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.156%(c)	09/15/35	4,509	4,509,196
KREF Ltd.,
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.208%(c)	06/15/36	4,252	4,251,927
			8,761,123

A8

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.1%
Accredited Mortgage Loan Trust,
Series 2003-03, Class A1
5.210%(cc)	01/25/34	65	$68,243
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-FM01, Class A2B, 1 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
0.199%(c)	07/25/36	320	120,566
Asset-Backed Funding Certificates Trust,
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	10/25/36	218	208,018
Citigroup Mortgage Loan Trust,
Series 2007-AMC01, Class A1, 144A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	12/25/36	125	83,134
Countrywide Asset-Backed Certificates,
Series 2007-02, Class 2A3, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	08/25/37	85	84,431
GSAA Home Equity Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.440% (Cap N/A, Floor 0.440%)
0.549%(c)	01/25/36	64	25,994
Series 2006-19, Class A2, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.469%(c)	12/25/36	57	22,841
Series 2007-02, Class AF4A
5.983%	03/25/37	102	40,686
Series 2007-04, Class A1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.209%(c)	03/25/37	17	7,191
Series 2007-05, Class 1AV1, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
0.209%(c)	05/25/37	75	33,555
Series 2007-07, Class 1A2, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.469%(c)	07/25/37	22	22,120
MASTR Asset-Backed Securities Trust,
Series 2005-WF01, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.885%)
0.994%(c)	06/25/35	96	95,727
Series 2006-HE04, Class A2, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
0.329%(c)	11/25/36	78	35,919
Series 2006-HE04, Class A3, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.409%(c)	11/25/36	99	46,299
Merrill Lynch Mortgage Investors Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	06/25/36	239	239,125
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.159%(c)	09/25/33	2,686	2,689,093
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2005-HE03, Class M4, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)
1.084%(c)	07/25/35	13	$13,294
Series 2007-HE07, Class A2B, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	07/25/37	42	41,356
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-HE01, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
0.724%(c)	02/25/36	19	18,515
NovaStar Mortgage Funding Trust,
Series 2003-01, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
0.889%(c)	05/25/33	735	730,500
Series 2003-04, Class M1, 1 Month LIBOR + 1.065% (Cap 11.000%, Floor 1.065%)
1.174%(c)	02/25/34	197	197,037
Series 2006-04, Class A2C, 1 Month LIBOR + 0.150% (Cap 11.000%, Floor 0.150%)
0.259%(c)	09/25/36	156	91,124
Series 2006-04, Class A2D, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
0.359%(c)	09/25/36	62	36,645
Series 2006-05, Class A2C, 1 Month LIBOR + 0.170% (Cap 11.000%, Floor 0.170%)
0.279%(c)	11/25/36	142	61,832
Series 2007-01, Class A1A, 1 Month LIBOR + 0.130% (Cap 11.000%, Floor 0.130%)
0.239%(c)	03/25/37	252	191,256
Option One Mortgage Loan Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.844%(c)	08/25/35	25	25,173
Residential Asset Securities Trust,
Series 2004-KS05, Class AI5
4.621%(cc)	06/25/34	124	126,840
Series 2005-KS02, Class M1, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.645%)
0.754%(c)	03/25/35	12	12,163
Soundview Home Loan Trust,
Series 2006-01, Class A4, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.709%(c)	02/25/36	33	32,711
Series 2006-EQ01, Class A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	10/25/36	48	47,899
Series 2006-OPT01, Class 1A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.289%(c)	03/25/36	160	158,547
Series 2006-OPT03, Class 1A1, 1 Month LIBOR + 0.155% (Cap N/A, Floor 0.155%)
0.264%(c)	06/25/36	231	229,945
Series 2006-OPT04, Class 1A1, 1 Month LIBOR + 0.300% (Cap N/A, Floor 0.300%)
0.409%(c)	06/25/36	162	160,758

A9

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2007-01, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.279%(c)	03/25/37	2	$1,664
Series 2007-OPT03, Class 2A3, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
0.289%(c)	08/25/37	72	69,769
Structured Asset Securities Corp. Pass-Through Certificates,
Series 2002-AL01, Class A2
3.450%	02/25/32	25	23,622
Terwin Mortgage Trust,
Series 2006-03, Class 2A2, 144A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)
0.529%(c)	04/25/37	47	46,208
			6,139,800
Other — 0.1%
CF Hippolyta LLC,
Series 2021-01A, Class B1, 144A
1.980%	03/15/61	620	619,223
Golden Bear LLC,
Series 2016-01A, Class A, 144A
3.750%	09/20/47	1,111	1,148,416
Orec Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.286%(c)	06/15/36	2,550	2,543,622
			4,311,261
Residential Mortgage-Backed Securities — 0.3%
Bear Stearns Asset-Backed Securities Trust,
Series 2003-SD01, Class A, 1 Month LIBOR + 0.900% (Cap 11.000%, Floor 0.900%)
1.009%(c)	12/25/33	98	96,105
Carrington Mortgage Loan Trust,
Series 2005-NC05, Class M1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)
0.829%(c)	10/25/35	123	122,891
Series 2006-NC02, Class A3, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.259%(c)	06/25/36	175	173,272
Countrywide Asset-Backed Certificates,
Series 2005-AB04, Class 2A1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
0.649%(c)	03/25/36	1,458	1,394,048
Series 2006-08, Class 2A3, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	12/25/35	60	59,328
Series 2007-08, Class 2A3, 1 Month LIBOR + 0.190% (Cap N/A, Floor 0.190%)
0.299%(c)	11/25/37	128	126,843
Countrywide Asset-Backed Certificates Trust,
Series 2006-11, Class 3AV2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	09/25/46	58	56,909
Series 2006-18, Class 2A2, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	03/25/37	84	83,463
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Credit-Based Asset Servicing & Securitization LLC,
Series 2006-CB08, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	10/25/36	123	$115,690
FBR Securitization Trust,
Series 2005-02, Class M2, 1 Month LIBOR + 0.750% (Cap 14.000%, Floor 0.750%)
0.859%(c)	09/25/35	110	109,680
Series 2005-05, Class M1, 1 Month LIBOR + 0.690% (Cap 14.000%, Floor 0.690%)
0.799%(c)	11/25/35	59	58,950
Fieldstone Mortgage Investment Trust,
Series 2006-02, Class 2A3, 1 Month LIBOR + 0.540% (Cap 12.250%, Floor 0.540%)
0.658%(c)	07/25/36	49	31,495
First Franklin Mortgage Loan Trust,
Series 2003-FF04, Class M1, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
1.915%(c)	10/25/33	1,649	1,674,745
Series 2006-FF08, Class IA1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.389%(c)	07/25/36	115	113,948
Series 2006-FF12, Class A4, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	09/25/36	8	8,339
Series 2006-FF14, Class A5, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
0.269%(c)	10/25/36	229	225,719
Fremont Home Loan Trust,
Series 2005-01, Class M4, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
1.129%(c)	06/25/35	15	15,160
Series 2006-01, Class 1A1, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
0.419%(c)	04/25/36	96	94,764
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
0.844%(c)	09/25/35	40	40,371
Series 2006-FM01, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.429%(c)	04/25/36	150	120,539
Series 2006-HE03, Class A2C, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.429%(c)	05/25/46	88	87,190
Series 2007-HE01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.259%(c)	03/25/47	165	161,977
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2006-C, Class 2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
0.239%(c)	08/25/36	116	110,833
JPMorgan Mortgage Acquisition Trust,
Series 2007-CH03, Class A1A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.279%(c)	03/25/37	138	137,565

A10

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust,
Series 2006-WL01, Class 2A4, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.789%(c)	01/25/46	34	$34,360
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-H01, Class 1A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	10/25/37	103	103,230
New Century Home Equity Loan Trust,
Series 2006-02, Class A2B, 1 Month LIBOR + 0.160% (Cap 12.500%, Floor 0.160%)
0.269%(c)	08/25/36	105	103,959
Ownit Mortgage Loan Trust,
Series 2006-01, Class AV, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.460%)
0.569%(c)	12/25/35	47	46,602
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-WWF01, Class M4, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.650%)
1.759%(c)	12/25/34	1,223	1,237,787
Series 2005-WHQ02, Class M2, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
0.799%(c)	05/25/35	27	27,289
Series 2005-WHQ04, Class M1, 1 Month LIBOR + 0.705% (Cap N/A, Floor 0.705%)
0.814%(c)	09/25/35	16	16,278
RAAC Trust,
Series 2007-SP02, Class A2, 1 Month LIBOR + 0.400% (Cap 14.000%, Floor 0.400%)
0.509%(c)	06/25/47	—(r)	436
RAMP Trust,
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
0.459%(c)	08/25/36	4,569	4,459,001
Residential Asset Securities Trust,
Series 2007-KS03, Class AI3, 1 Month LIBOR + 0.250% (Cap 14.000%, Floor 0.250%)
0.359%(c)	04/25/37	29	28,727
Saxon Asset Securities Trust,
Series 2007-01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.259%(c)	01/25/47	54	52,976
Series 2007-03, Class 2A2, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
0.429%(c)	09/25/47	10	9,597
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-NC03, Class A1, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.389%(c)	09/25/36	132	98,127
Series 2007-NC02, Class A2B, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	01/25/37	52	46,040
Soundview Home Loan Trust,
Series 2005-02, Class M5, 1 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
1.099%(c)	07/25/35	13	13,350
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Stanwich Mortgage Loan Trust,
Series 2019-NPB02, Class A1, 144A
3.475%	11/16/24	1,160	$1,166,824
Structured Asset Investment Loan Trust,
Series 2006-02, Class A3, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
0.469%(c)	04/25/36	80	79,465
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-BC05, Class A4, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.279%(c)	12/25/36	23	23,018
Series 2006-GEL04, Class M1, 144A, 1 Month LIBOR + 0.570% (Cap N/A, Floor 0.570%)
0.679%(c)	10/25/36	79	77,232
Series 2007-WF01, Class A4, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
0.309%(c)	02/25/37	62	61,917
Towd Point Mortgage Trust,
Series 2015-03, Class A4B, 144A
3.500%(cc)	03/25/54	49	49,702
Series 2019-04, Class M1B, 144A
3.000%(cc)	10/25/59	1,140	1,143,921
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.109%(c)	05/25/58	212	213,770
			14,313,432
Student Loans — 0.1%
Edsouth Indenture No. 05 LLC,
Series 2014-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.000%)
0.809%(c)	02/25/39	901	897,881
Edsouth Indenture No. 06 LLC,
Series 2014-02, Class A, 144A, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
0.789%(c)	05/25/39	1,306	1,297,151
Edsouth Indenture No. 10 LLC,
Series 2015-02, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.109%(c)	12/25/56	1,032	1,042,053
South Carolina Student Loan Corp.,
Series 2014-01, Class A1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.865%(c)	05/01/30	1,290	1,290,520
			4,527,605

Total Asset-Backed Securities (cost $53,121,428)			53,206,021
Bank Loans — 0.0%
Auto Manufacturers — 0.0%
Navistar, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.500%
3.620%(c)	11/06/24	76	75,754

A11

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Foods — 0.0%
Moran Foods LLC,
Term Loan
—%(p)	03/12/24^	214	$222,281
—%(p)	10/01/24^	316	275,308
			497,589
Healthcare-Services — 0.0%
Syneos Health, Inc.,
Replacement Term B Loan, 1 Month LIBOR + 1.750%
1.859%(c)	08/01/24	119	117,759
Media — 0.0%
Altice Financing SA (Luxembourg),
October 2017 USD Term Loan, 3 Month LIBOR + 2.750%
2.953%(c)	01/31/26	112	109,905
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Exit Term Loan - Non-PIK, 3 Month LIBOR + 10.000%
12.000%(c)	05/15/22^	143	71,689
Retail — 0.0%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.609%(c)	12/18/26	468	441,141
Telecommunications — 0.0%
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, PRIME + 4.750%
8.000%(c)	11/27/23	65	65,948

Total Bank Loans (cost $1,282,185)			1,379,785
Certificates of Deposit — 0.2%
First Abu Dhabi Bank USA NV
3 Month LIBOR + 0.170%
0.354%(c)	12/14/21	1,600,000	1,602,449
Kookmin Bank
1 Month LIBOR + 0.290%
0.401%(c)	12/20/21	582,000	581,340
Lloyds Bank Corp. Markets PLC
0.240%	02/22/22	696,000	695,873
Svenska Handelsbanken AB
0.245%	03/16/22	2,453,000	2,453,642
UBS AG/Stamford CT
0.455%	12/02/22	748,000	748,264
Woori Bank
3 Month LIBOR + 0.250%
0.484%(c)	01/10/22	1,550,000	1,549,557

Total Certificates of Deposit (cost $7,629,119)			7,631,125
Commercial Mortgage-Backed Securities — 0.5%
Barclays Commercial Mortgage Securities Trust,
Series 2017-C01, Class D, 144A
3.494%(cc)	02/15/50	400	343,253
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Braemar Hotels & Resorts Trust,
Series 2018-PRME, Class B, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.156%(c)	06/15/35	3,850	$3,807,586
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class D, 144A, 1 Month LIBOR + 1.321% (Cap N/A, Floor 1.348%)
1.427%(c)	03/15/37	2,500	2,499,234
Commercial Mortgage Trust,
Series 2017-COR02, Class C
4.561%(cc)	09/10/50	650	683,686
DBGS Mortgage Trust,
Series 2018-05BP, Class B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.936%(c)	06/15/33	2,000	1,997,550
Fannie Mae-Aces,
Series 2020-M50, Class A1
0.670%	10/25/30	77	75,275
Series 2020-M50, Class A2
1.200%	10/25/30	15	14,594
Series 2020-M50, Class X1, IO
1.924%(cc)	10/25/30	432	49,609
FHLMC Multifamily Mortgage Trust,
Series 2015-K45, Class C, 144A
3.590%(cc)	04/25/48	1,810	1,904,929
Series 2015-K48, Class B, 144A
3.641%(cc)	08/25/48	1,985	2,127,495
Series 2017-KF29, Class B, 144A, 1 Month LIBOR + 3.550% (Cap N/A, Floor 0.000%)
3.669%(c)	02/25/24	620	615,292
Series 2018-K80, Class C, 144A
4.229%(cc)	08/25/50	3,000	3,220,998
Series 2018-KF42, Class B, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)
2.319%(c)	12/25/24	726	723,410
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class X1, IO
0.292%(cc)	07/25/23	35,452	209,279
Series K723, Class X3, IO
1.920%(cc)	10/25/34	5,000	216,143
Morgan Stanley Capital I Trust,
Series 2007-T27, Class B, 144A
6.015%(cc)	06/11/42	2,309	2,372,508
Velocity Commercial Capital Loan Trust,
Series 2015-01, Class M5, 144A
7.232%(cc)	06/25/45	67	68,396
Series 2016-01, Class M5, 144A
8.654%(cc)	04/25/46	43	44,437
Series 2016-01, Class M7, 144A
8.654%(cc)	04/25/46	67	63,417
Series 2017-01, Class AFL, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.359%(c)	05/25/47	1	1,199
Series 2017-01, Class M3, 144A
5.350%(cc)	05/25/47	100	103,123

A12

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-02, Class M4, 144A
5.000%(cc)	11/25/47	58	$57,307
Series 2018-02, Class A, 144A
4.050%(cc)	10/26/48	832	870,898
Series 2018-02, Class M2, 144A
4.510%(cc)	10/26/48	92	95,171
Series 2018-02, Class M3, 144A
4.720%(cc)	10/26/48	94	96,076
Series 2018-02, Class M4, 144A
5.320%(cc)	10/26/48	85	86,898
Series 2019-02, Class M1, 144A
3.260%(cc)	07/25/49	71	71,537
VNDO Mortgage Trust,
Series 2012-06AVE, Class A, 144A
2.996%	11/15/30	1,049	1,078,078
Wells Fargo Commercial Mortgage Trust,
Series 2017-RC01, Class D, 144A
3.250%	01/15/60	500	427,054
WFRBS Commercial Mortgage Trust,
Series 2013-C11, Class D, 144A
4.256%(cc)	03/15/45	1,125	1,095,904

Total Commercial Mortgage-Backed Securities (cost $24,401,277)			25,020,336
Convertible Bond — 0.0%
Media
DISH Network Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/26	185	178,287
(cost $195,470)
Corporate Bonds — 29.3%
Advertising — 0.0%
Lamar Media Corp.,
Gtd. Notes
4.000%	02/15/30	275	274,204
4.875%	01/15/29	285	298,094
Omnicom Group, Inc./Omnicom Capital, Inc.,
Sr. Unsec’d. Notes
3.625%	05/01/22	589	609,645
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27(a)	425	430,893
			1,612,836
Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	200	187,925
3.400%	04/15/30	1,187	1,260,418
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	1,580	1,575,300
2.250%	06/15/26	260	260,577
2.750%	02/01/26(a)	1,070	1,099,340
3.250%	02/01/35	718	694,418
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.375%	06/15/46	50	$45,115
3.450%	11/01/28	675	698,316
3.625%	02/01/31(a)	1,105	1,155,593
3.625%	03/01/48	50	46,083
3.850%	11/01/48	25	24,163
4.875%	05/01/25	1,887	2,102,630
5.040%	05/01/27	351	400,147
5.705%	05/01/40(a)	222	271,712
5.805%	05/01/50	760	961,363
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24(a)	650	714,444
5.900%	02/01/27	298	338,060
5.950%	02/01/37	45	54,414
6.750%	01/15/28	70	83,049
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	468	530,753
4.854%	04/27/35	140	169,921
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.800%	06/15/50(a)	365	345,397
3.800%	03/01/45	346	383,776
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/28	2,282	2,444,037
4.030%	10/15/47	25	27,724
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.800%	03/15/22	2,239	2,287,243
3.125%	07/01/50	370	358,230
3.750%	11/01/46	235	250,474
4.050%	05/04/47	800	889,231
4.500%	06/01/42	191	226,679
4.625%	11/16/48	75	90,742
4.800%	12/15/43	140	168,595
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25	290	311,670
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26(a)	843	893,688
Triumph Group, Inc.,
Sr. Sec’d. Notes, 144A
8.875%	06/01/24	375	420,000
			21,771,227
Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	4,625	4,289,720
3.875%	09/16/46(a)	1,093	1,062,801
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	150	160,923

A13

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.880%
1.074%(c)	08/15/22	305	$307,309
Gtd. Notes
2.259%	03/25/28(a)	1,350	1,327,732
2.764%	08/15/22	220	226,375
3.215%	09/06/26	449	474,792
3.557%	08/15/27	4,471	4,758,295
4.390%	08/15/37	3,087	3,240,660
4.540%	08/15/47	57	57,461
4.758%	09/06/49	875	904,015
Bunge Ltd. Finance Corp.,
Gtd. Notes
1.630%	08/17/25	835	836,138
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	493	521,500
3.500%	07/26/26	720	768,866
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.375%	08/17/22	500	513,457
2.625%	02/18/22(a)	2,247	2,288,177
3.875%	08/21/42	388	410,363
4.375%	11/15/41	130	147,681
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
7.000%	08/04/41	105	135,557
			22,431,822
Airlines — 0.1%
Air Canada 2015-2 Class AA Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.750%	06/15/29	153	156,504
Air Canada 2017-1 Class A Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.550%	07/15/31(a)	201	190,623
Air Canada 2017-1 Class B Pass-Through Trust (Canada),
Pass-Through Certificates, 144A
3.700%	07/15/27	310	296,600
British Airways 2018-1 Class A Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
4.125%	03/20/33	239	238,877
British Airways 2018-1 Class AA Pass-Through Trust (United Kingdom),
Pass-Through Certificates, 144A
3.800%	03/20/33	59	62,014
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	99	100,608
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	259	271,120
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28	455	495,048
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
JetBlue 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
8.000%	11/15/27	184	$210,031
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	19	20,554
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	73	75,671
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28	121	125,365
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	782	794,288
			3,037,303
Apparel — 0.0%
NIKE, Inc.,
Sr. Unsec’d. Notes
3.250%	03/27/40	687	721,900
Auto Manufacturers — 0.9%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	10/01/27	105	111,739
5.875%	06/01/29(a)	550	601,361
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%
0.664%(c)	11/16/22	1,818	1,827,853
Sr. Unsec’d. Notes, MTN
2.600%	11/16/22	790	817,595
3.375%	12/10/21	715	729,947
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
1.850%	09/15/21(a)	626	629,515
2.700%	04/06/22	907	926,438
2.950%	04/14/22	626	642,852
3.800%	04/06/23	350	372,504
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.880%
1.062%(c)	02/22/22	1,532	1,541,404
Gtd. Notes, 144A
2.850%	01/06/22	1,087	1,106,934
Sr. Unsec’d. Notes, 144A
1.450%	03/02/26	6,415	6,362,710
Ford Motor Co.,
Sr. Unsec’d. Notes
9.000%	04/22/25	770	932,134
9.625%	04/22/30	20	27,941
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	2,690	2,729,751
4.000%	11/13/30	408	404,766
4.063%	11/01/24(a)	560	587,241
4.125%	08/17/27	200	206,159
4.271%	01/09/27	200	208,159

A14

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
5.125%	06/16/25	200	$215,922
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	1,910	2,010,765
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	425	463,016
4.875%	10/02/23	945	1,035,244
5.150%	04/01/38	270	310,482
5.400%	10/02/23	700	775,869
5.950%	04/01/49	75	95,265
6.125%	10/01/25	34	40,052
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
1.075%(c)	04/09/21	400	397,119
Gtd. Notes
3.950%	04/13/24	93	100,261
4.300%	07/13/25	550	604,857
5.250%	03/01/26	40	45,834
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.293%(c)	11/06/21	170	170,778
Sr. Unsec’d. Notes
2.350%	01/08/31(a)	2,580	2,464,607
2.750%	06/20/25	937	977,591
5.650%	01/17/29	225	268,151
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
1.150%	11/10/22	560	562,617
1.250%	09/18/23	620	624,739
1.800%	10/15/25	1,220	1,219,164
2.375%	10/15/27	520	521,802
3.950%	02/01/22	1,050	1,077,605
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	08/29/22	1,551	1,597,185
Kia Motors Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
3.250%	04/21/26	200	213,796
Nissan Motor Acceptance Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.630%
0.817%(c)	09/21/21	290	290,163
Sr. Unsec’d. Notes, 144A
2.000%	03/09/26	3,305	3,290,530
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.650%
0.875%(c)	07/13/22	420	419,772
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.690% (Cap N/A, Floor 0.000%)
0.883%(c)	09/28/22	600	600,244
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.890%
1.115%(c)	01/13/22	190	190,499
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
0.350%	10/14/22(a)	850	850,426
2.600%	01/11/22	827	841,716
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.480%
0.656%(c)	09/08/22	213	214,144
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
0.750%	11/23/22(a)	1,178	$1,182,013
2.500%	09/24/21	410	414,039
2.700%	09/26/22	1,000	1,032,563
			45,885,833
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	610	630,450
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	5	5,328
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	709	730,417
6.250%	03/15/26	130	133,246
6.500%	04/01/27(a)	492	512,008
Clarios Global LP,
Sr. Sec’d. Notes, 144A
6.750%	05/15/25	175	186,926
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26(a)	740	785,822
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	505	431,075
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26(a)	415	432,150
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27	540	568,700
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
5.000%	05/31/26	144	148,080
			4,564,202
Banks — 8.2%
ABN AMRO Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A, MTN
3.400%	08/27/21	1,530	1,549,190
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25	531	577,126
4.750%	10/12/23	560	611,937
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.125%	07/28/21	705	709,216
2.875%	01/25/22	959	979,159
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes
2.625%	05/19/22	2,846	2,920,103

A15

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Banco Bilbao Vizcaya Argentaria SA (Spain),
Sr. Unsec’d. Notes
1.125%	09/18/25	400	$393,288
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.706%	06/27/24	1,200	1,267,320
2.746%	05/28/25	1,200	1,255,287
3.125%	02/23/23	1,000	1,046,130
3.306%	06/27/29(a)	2,800	2,964,364
3.490%	05/28/30	200	208,983
3.500%	04/11/22	1,600	1,647,808
Sub. Notes
2.749%	12/03/30	1,000	950,715
Bank of America Corp.,
Jr. Sub. Notes, Series U
5.200%(ff)	06/01/23(a)(oo)	596	617,237
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	6,775	6,753,620
Sr. Unsec’d. Notes, GMTN
2.816%(ff)	07/21/23(a)	1,125	1,158,006
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.650%
0.851%(c)	06/25/22	3,119	3,122,431
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	3,250	3,057,370
1.922%(ff)	10/24/31	4,000	3,762,761
2.676%(ff)	06/19/41	505	473,267
2.884%(ff)	10/22/30	5,510	5,664,732
3.124%(ff)	01/20/23	333	340,089
3.499%(ff)	05/17/22	941	944,392
3.705%(ff)	04/24/28	2,571	2,813,144
3.824%(ff)	01/20/28	5,865	6,453,543
3.974%(ff)	02/07/30	550	608,696
4.125%	01/22/24(a)	450	491,851
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,930	2,939,133
2.651%(ff)	03/11/32	1,830	1,834,000
Sub. Notes, MTN
4.200%	08/26/24	100	110,239
4.450%	03/03/26	1,225	1,376,236
Sub. Notes, MTN, Series L
4.183%	11/25/27	1,250	1,390,492
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.900%	03/26/22	1,187	1,217,592
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.700%	05/12/22	1,157	1,173,249
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.430%
1.624%(c)	02/15/23	340	342,563
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.625%
1.850%(c)	01/10/23	200	201,890
Sr. Unsec’d. Notes
2.645%(ff)	06/24/31	210	206,833
2.852%(ff)	05/07/26	1,225	1,281,323
3.200%	08/10/21	338	341,330
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.932%(ff)	05/07/25	560	$604,750
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
1.574%(c)	05/16/24	200	202,950
Sub. Notes
4.836%	05/09/28	232	258,866
BBVA USA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.730%
0.907%(c)	06/11/21	500	500,302
Sr. Unsec’d. Notes
2.875%	06/29/22(a)	1,228	1,262,861
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	6,125	6,279,670
Sr. Unsec’d. Notes, 144A, MTN
2.950%	05/23/22	3,420	3,514,960
3.500%	03/01/23	650	685,470
BNZ International Funding Ltd. (New Zealand),
Gtd. Notes, 144A
2.900%	02/21/22	250	255,581
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.980%
1.164%(c)	09/14/21	273	274,099
Gtd. Notes, 144A, MTN
2.100%	09/14/21	250	252,052
BPCE SA (France),
Gtd. Notes, 144A, MTN
3.000%	05/22/22(a)	1,547	1,590,721
Gtd. Notes, MTN
2.750%	12/02/21	623	633,215
Sr. Unsec’d. Notes, 144A
1.652%(ff)	10/06/26	3,275	3,266,854
2.375%	01/14/25	1,724	1,780,841
4.625%	09/12/28	900	1,040,239
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.880%
1.071%(c)	05/31/22(a)	3,041	3,066,717
Sub. Notes, 144A
5.150%	07/21/24	960	1,075,915
Sub. Notes, 144A, MTN
4.500%	03/15/25	4,070	4,475,249
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR + 0.800%
0.810%(c)	03/17/23	680	685,834
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
0.910%(c)	06/16/22	870	876,608
Capital One NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%
1.362%(c)	01/30/23	250	251,798
Sr. Unsec’d. Notes
2.150%	09/06/22(a)	1,359	1,389,891
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	2,780	2,765,800
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(oo)	157	166,808
Jr. Sub. Notes, Series T
6.250%(ff)	08/15/26(a)(oo)	820	936,472

A16

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Jr. Sub. Notes, Series W
4.000%(ff)	12/10/25(oo)	3,991	$4,025,346
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
1.178%(c)	04/25/22	179	180,431
Sr. Unsec’d. Notes
2.312%(ff)	11/04/22	1,550	1,566,460
2.572%(ff)	06/03/31(a)	5,000	4,992,881
2.750%	04/25/22	708	724,768
2.900%	12/08/21(a)	380	385,954
2.976%(ff)	11/05/30	8,216	8,497,568
3.142%(ff)	01/24/23	1,507	1,538,202
3.520%(ff)	10/27/28	3,277	3,534,795
3.668%(ff)	07/24/28	1,650	1,806,327
3.887%(ff)	01/10/28	1,375	1,515,750
Sub. Notes
4.125%	07/25/28	600	662,226
4.300%	11/20/26	900	1,007,354
4.600%	03/09/26	675	760,758
5.300%	05/06/44	50	62,889
Citizens Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.143%(c)	03/29/23	370	374,626
Sr. Unsec’d. Notes
3.250%	02/14/22	3,585	3,666,183
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31(a)	2,340	2,281,078
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
3.750%	07/21/26	470	512,835
Gtd. Notes, MTN
3.875%	02/08/22	1,490	1,535,305
Credit Agricole SA (France),
Jr. Sub. Notes, 144A
8.125%(ff)	12/23/25(oo)	430	518,626
Sr. Unsec’d. Notes, 144A
1.247%(ff)	01/26/27	525	513,277
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,900	1,927,255
3.250%	10/04/24	960	1,031,012
3.375%	01/10/22(a)	3,015	3,085,257
3.750%	04/24/23	950	1,009,846
4.125%	01/10/27(a)	520	581,842
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, SOFR + 0.390%
0.412%(c)	02/02/24	414	410,005
Sr. Unsec’d. Notes
2.800%	04/08/22	758	774,214
2.950%	04/09/25	425	449,871
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
5.250%(ff)	02/11/27(a)(oo)	4,390	4,434,539
6.250%(ff)	12/18/24(oo)	1,100	1,171,459
Sr. Unsec’d. Notes
4.550%	04/17/26	294	329,127
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
1.384%(c)	12/14/23	250	$252,198
Sr. Unsec’d. Notes, 144A
2.593%(ff)	09/11/25	2,417	2,505,850
3.869%(ff)	01/12/29	1,400	1,496,694
4.194%(ff)	04/01/31	575	625,337
4.207%(ff)	06/12/24	2,419	2,583,560
4.282%	01/09/28	1,506	1,656,868
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	200	200,997
1.621%(ff)	09/11/26	275	271,619
5.000%(ff)	01/12/23	960	991,464
5.375%	01/12/24	528	588,714
DBS Group Holdings Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	04/16/22	442	452,881
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
1.686%	03/19/26	2,545	2,540,180
2.129%(ff)	11/24/26	800	801,545
2.222%(ff)	09/18/24	1,330	1,363,389
4.250%	10/14/21	235	239,373
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.500%	03/15/22	1,129	1,159,746
Sub. Notes
8.250%	03/01/38	70	113,130
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series P
5.000%(ff)	11/10/22(a)(oo)	380	377,053
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.780%
0.992%(c)	10/31/22	1,515	1,519,603
Sr. Unsec’d. Notes
2.876%(ff)	10/31/22	1,705	1,727,191
3.500%	04/01/25	2,260	2,448,318
3.691%(ff)	06/05/28	1,790	1,957,952
3.850%	01/26/27	12,567	13,784,709
4.017%(ff)	10/31/38	3,625	4,024,211
4.223%(ff)	05/01/29	1,005	1,127,855
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.000%
1.218%(c)	07/24/23	390	392,904
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
6.375%(ff)	03/30/25(oo)	265	292,334
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	1,975	1,976,885
2.013%(ff)	09/22/28	1,305	1,282,054
2.357%(ff)	08/18/31	890	856,798
2.650%	01/05/22	206	209,506
2.848%(ff)	06/04/31	750	749,915
3.803%(ff)	03/11/25	325	350,417
4.041%(ff)	03/13/28	1,650	1,809,262
4.292%(ff)	09/12/26	916	1,014,368
4.950%	03/31/30	1,082	1,261,773

A17

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.300%	01/14/22	2,220	$2,251,166
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, 144A
2.050%	08/15/21	130	130,857
5.000%	06/09/21	673	678,704
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.150%	03/29/22	2,610	2,681,737
KeyBank NA,
Sr. Unsec’d. Notes
3.300%	02/01/22	1,128	1,156,256
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.858%(ff)	03/17/23	1,750	1,787,213
3.000%	01/11/22	1,135	1,157,592
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN
0.441%	12/16/22	782	781,594
Sub. Notes, 144A
3.052%(ff)	03/03/36	630	603,119
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
1.340%(ff)	01/12/27(a)	850	833,881
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.350%
1.543%(c)	03/27/24	280	284,707
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes
2.500%	05/18/22(a)	1,530	1,564,413
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
0.876%(c)	03/07/22	730	733,598
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
1.008%(c)	07/25/22	190	191,413
Sr. Unsec’d. Notes
2.193%	02/25/25	1,907	1,963,126
2.998%	02/22/22	1,765	1,805,830
3.751%	07/18/39	875	947,192
3.761%	07/26/23	1,030	1,103,349
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.630%
0.818%(c)	05/25/24	625	627,820
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.790%
0.984%(c)	03/05/23	200	201,818
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.850%
1.034%(c)	09/13/23	200	201,444
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.880%
1.057%(c)	09/11/22	600	605,655
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.940%
1.130%(c)	02/28/22	906	912,262
Sr. Unsec’d. Notes
2.226%(ff)	05/25/26	1,336	1,373,890
2.273%	09/13/21(a)	325	327,795
2.601%	09/11/22	1,270	1,308,135
2.721%(ff)	07/16/23	714	733,418
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.953%	02/28/22	321	$328,497
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24	600	637,637
Sr. Unsec’d. Notes, GMTN, SOFR + 0.700%
0.725%(c)	01/20/23	447	448,064
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	4,113	4,172,223
3.700%	10/23/24(a)	3,225	3,532,586
3.772%(ff)	01/24/29	1,275	1,397,970
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	1,745	1,629,056
2.720%(ff)	07/22/25	3,008	3,172,435
2.750%	05/19/22	2,987	3,067,110
2.802%(ff)	01/25/52	1,175	1,075,571
3.591%(ff)	07/22/28	1,240	1,351,262
3.622%(ff)	04/01/31	1,174	1,272,874
Sub. Notes, MTN
3.950%	04/23/27	675	744,955
MUFG Union Bank NA,
Sr. Unsec’d. Notes, SOFR + 0.710%
0.720%(c)	12/09/22	250	251,553
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes
3.700%	11/04/21(a)	1,520	1,550,569
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.720%
0.902%(c)	05/22/22	2,270	2,286,021
Sub. Notes, 144A, MTN
3.933%(ff)	08/02/34	265	279,411
National Bank of Canada (Canada),
Sr. Unsec’d. Notes, 144A
2.150%	10/07/22	1,843	1,889,524
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.470%
1.664%(c)	05/15/23	440	444,982
Sr. Unsec’d. Notes
3.073%(ff)	05/22/28	405	422,559
4.269%(ff)	03/22/25	6,643	7,248,778
Sub. Notes
3.032%(ff)	11/28/35(a)	4,250	4,064,035
3.754%(ff)	11/01/29	200	212,605
NatWest Markets PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
2.375%	05/21/23	2,620	2,716,681
3.625%	09/29/22	650	680,037
Nordea Bank Abp (Finland),
Jr. Sub. Notes, 144A
6.625%(ff)	03/26/26(a)(oo)	450	516,530
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.940%
1.130%(c)	08/30/23	241	243,710
Sub. Notes, 144A
4.625%(ff)	09/13/33	1,600	1,749,911
PNC Bank NA,
Sr. Unsec’d. Notes
1.743%(ff)	02/24/23	2,320	2,348,041
2.232%(ff)	07/22/22	1,540	1,548,748

A18

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, SOFR + 0.400%
0.419%(c)	08/05/22	3,095	$3,105,871
Sr. Unsec’d. Notes, GMTN
2.750%	02/01/22(a)	1,502	1,533,166
2.800%	04/29/22(a)	2,349	2,412,752
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.089%(ff)	03/15/25	6,330	6,334,703
2.896%(ff)	03/15/32(a)	1,980	1,968,061
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes
1.875%	09/13/21	1,550	1,559,817
Sr. Unsec’d. Notes, 144A
3.050%	03/25/22	322	330,679
Societe Generale SA (France),
Jr. Sub. Notes, 144A
5.375%(ff)	11/18/30(a)(oo)	1,550	1,597,120
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,235	1,211,481
2.625%	10/16/24	780	813,659
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/12/22	733	748,839
Sub. Notes, 144A
4.750%	11/24/25(a)	1,000	1,106,980
Sub. Notes, 144A, MTN
3.653%(ff)	07/08/35	370	370,069
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23	1,840	1,855,051
1.456%(ff)	01/14/27	395	385,698
2.744%(ff)	09/10/22	245	247,245
2.819%(ff)	01/30/26	7,535	7,836,902
4.247%(ff)	01/20/23	260	267,200
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.200%
1.383%(c)	09/10/22	3,096	3,108,785
State Street Corp.,
Sr. Unsec’d. Notes
2.653%(ff)	05/15/23	685	702,407
4.141%(ff)	12/03/29	512	583,924
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.740%
0.963%(c)	10/18/22(a)	3,002	3,025,024
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.860%
1.083%(c)	07/19/23	100	101,201
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.140%
1.363%(c)	10/19/21	390	392,172
Sr. Unsec’d. Notes
2.348%	01/15/25	707	733,719
2.696%	07/16/24	1,808	1,911,118
2.784%	07/12/22	558	574,752
2.846%	01/11/22(a)	1,233	1,256,962
3.040%	07/16/29	265	275,854
3.446%	01/11/27	350	380,702
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN
1.875%	09/07/21	1,020	$1,027,083
3.350%	05/24/21	1,550	1,556,653
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.240%
0.280%(c)	01/06/23	1,393	1,392,955
Sr. Unsec’d. Notes, MTN, SOFR + 0.355%
0.367%(c)	03/04/24	1,550	1,550,073
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%
0.503%(c)	01/27/23	1,480	1,486,155
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.900%
1.125%(c)	07/13/21	510	511,239
Truist Bank,
Sub. Notes
2.250%	03/11/30	700	683,238
Truist Financial Corp.,
Jr. Sub. Notes, Series Q
5.100%(ff)	03/01/30(oo)	3,740	4,078,546
Sr. Unsec’d. Notes, MTN
2.750%	04/01/22	2,617	2,676,174
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN, Series V
2.625%	01/24/22	1,520	1,546,305
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.750%	04/21/22	302	306,152
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)	1,220	1,337,632
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	6,420	6,330,884
2.650%	02/01/22	3,052	3,109,758
3.126%(ff)	08/13/30	498	520,264
4.125%	09/24/25	445	494,588
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 1.780% (Cap N/A, Floor 0.000%)
2.014%(c)	04/14/21	699	699,319
UniCredit SpA (Italy),
Sub. Notes, 144A
5.861%(ff)	06/19/32	640	708,766
Sub. Notes, 144A, MTN
5.459%(ff)	06/30/35	3,410	3,651,057
Wells Fargo & Co.,
Jr. Sub. Notes
3.900%(ff)	03/15/26(oo)	2,396	2,421,968
Sr. Unsec’d. Notes
2.100%	07/26/21	753	757,314
2.188%(ff)	04/30/26	2,175	2,243,744
3.068%(ff)	04/30/41	730	716,024
Sr. Unsec’d. Notes, MTN
2.393%(ff)	06/02/28	11,795	12,086,252
2.406%(ff)	10/30/25	1,907	1,991,519
2.625%	07/22/22	900	926,567
3.196%(ff)	06/17/27	1,590	1,704,128
3.584%(ff)	05/22/28	2,509	2,736,044

A19

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.150%	01/24/29	3,905	$4,399,064
Sub. Notes
5.375%	11/02/43	130	162,389
Sub. Notes, GMTN
4.300%	07/22/27	900	1,017,545
Sub. Notes, MTN
4.100%	06/03/26	160	178,040
4.400%	06/14/46	195	216,730
4.750%	12/07/46	38	44,897
Wells Fargo Bank NA,
Sr. Unsec’d. Notes
2.082%(ff)	09/09/22	1,937	1,951,085
2.897%(ff)	05/27/22	773	775,883
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%
0.903%(c)	06/28/22	278	280,094
Sr. Unsec’d. Notes
2.000%	08/19/21	100	100,663
2.800%	01/11/22	1,520	1,549,829
Sub. Notes
4.110%(ff)	07/24/34	525	560,981
			410,177,320
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,035	1,213,710
4.900%	02/01/46	2,555	3,036,549
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	480	510,669
4.700%	02/01/36	544	636,470
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	985	1,098,188
4.375%	04/15/38	1,021	1,161,107
4.500%	06/01/50	2,749	3,127,178
4.600%	04/15/48	1,225	1,404,451
4.950%	01/15/42	550	659,450
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
2.500%	06/01/40	733	688,836
2.600%	06/01/50	1,721	1,559,522
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	1,849	1,936,905
3.600%	02/15/28(a)	850	925,303
4.400%	11/15/25	425	479,292
Diageo Capital PLC (United Kingdom),
Gtd. Notes
2.000%	04/29/30	315	307,772
Fomento Economico Mexicano SAB de CV (Mexico),
Sr. Unsec’d. Notes
3.500%	01/16/50	880	866,382
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.350%	03/15/51	1,355	$1,350,853
3.800%	05/01/50	840	893,642
4.597%	05/25/28(a)	320	369,789
4.985%	05/25/38	160	197,296
5.085%	05/25/48	50	62,686
Molson Coors Beverage Co.,
Gtd. Notes
4.200%	07/15/46(a)	477	497,965
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.500%	03/19/40	60	65,162
3.600%	08/13/42	50	54,335
Pernod Ricard International Finance LLC,
Gtd. Notes, 144A
1.625%	04/01/31(a)	1,220	1,118,198
			24,221,710
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.650%	05/11/22(a)	2,572	2,631,813
3.150%	02/21/40	895	892,159
Sr. Unsec’d. Notes, 144A
2.770%	09/01/53	1,600	1,422,444
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	1,356	1,304,290
3.150%	05/01/50(a)	2,080	1,913,037
Emergent BioSolutions, Inc.,
Gtd. Notes, 144A
3.875%	08/15/28	500	490,040
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/40	2,770	2,547,733
2.800%	10/01/50	2,200	1,959,197
3.250%	09/01/22	684	707,639
4.000%	09/01/36	480	533,767
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.750%	09/15/30	620	573,694
2.800%	09/15/50	2,649	2,287,123
Royalty Pharma PLC,
Gtd. Notes, 144A
1.200%	09/02/25	1,285	1,261,598
			18,524,534
Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)	750	797,670
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	1,235	1,279,335
5.000%	02/15/27	35	36,381

A20

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	115	$116,441
5.250%	01/15/29	574	599,441
			2,829,268
Chemicals — 0.3%
Air Liquide Finance SA (France),
Gtd. Notes, 144A
1.750%	09/27/21	1,551	1,560,204
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
2.700%	05/15/40	450	430,388
2.800%	05/15/50	85	78,948
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27(a)	565	590,594
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43	482	551,972
5.150%	03/15/34	1,092	1,248,735
Chemours Co. (The),
Gtd. Notes
7.000%	05/15/25(a)	963	990,395
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.100%	11/15/30(a)	400	385,642
4.550%	11/30/25	270	305,932
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.493%	11/15/25(a)	725	820,521
5.319%	11/15/38	80	100,401
Huntsman International LLC,
Sr. Unsec’d. Notes
4.500%	05/01/29	675	748,143
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes
4.450%	09/26/28	35	39,761
5.000%	09/26/48	70	86,461
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.050%	11/15/27	318	353,145
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	05/01/25	95	98,929
5.250%	06/01/27	647	678,826
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
4.125%	03/15/35	175	193,152
5.250%	01/15/45	20	25,190
Nutrition & Biosciences, Inc.,
Gtd. Notes, 144A
1.832%	10/15/27	1,225	1,198,673
2.300%	11/01/30	775	751,306
3.268%	11/15/40	475	467,180
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Olin Corp.,
Sr. Unsec’d. Notes
5.625%	08/01/29	155	$167,285
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
3.450%	06/01/27	925	1,008,377
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.933%	04/23/21	3,595	3,599,180
			16,479,340
Commercial Services — 0.4%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32	150	152,157
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.750%	07/15/27(a)	274	284,313
6.375%	04/01/24	955	970,561
Brink’s Co. (The),
Gtd. Notes, 144A
5.500%	07/15/25	274	289,281
CoStar Group, Inc.,
Gtd. Notes, 144A
2.800%	07/15/30(a)	1,250	1,226,462
DP World Crescent Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.750%	01/30/30	470	488,885
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.600%	12/01/21	250	253,185
4.500%	08/16/21	1,266	1,284,840
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30	175	173,319
4.500%	07/01/28	335	345,377
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	600	630,337
2.900%	05/15/30	654	667,634
3.200%	08/15/29(a)	911	959,305
4.150%	08/15/49	90	98,459
4.450%	06/01/28	500	570,541
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)	875	930,769
Hertz Corp. (The),
Gtd. Notes
6.250%	10/15/22(d)	85	84,034
Gtd. Notes, 144A
5.500%	10/15/24(d)	594	588,597
6.000%	01/15/28(d)	80	80,175
7.125%	08/01/26(d)	270	269,455
Sec’d. Notes, 144A
7.625%	06/01/22(d)	120	129,124

A21

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
IHS Markit Ltd.,
Sr. Unsec’d. Notes
4.250%	05/01/29	679	$765,662
4.750%	08/01/28	635	732,571
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	835	674,937
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.625%	10/01/28	475	499,646
Prime Security Services Borrower LLC/Prime Finance, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	04/15/26(a)	1,107	1,195,967
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25	100	109,120
9.250%	04/15/25	295	352,373
Service Corp. International,
Sr. Unsec’d. Notes
4.625%	12/15/27(a)	600	633,408
5.125%	06/01/29	145	155,666
Trustees of Boston University,
Sec’d. Notes, Series EE
3.173%	10/01/50	330	316,984
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	545	574,192
5.250%	01/15/30(a)	1,070	1,162,256
5.500%	05/15/27	100	106,637
Sec’d. Notes
3.875%	11/15/27	150	155,838
University of Chicago (The),
Unsec’d. Notes
3.000%	10/01/52	600	583,718
5.420%	10/01/30	170	208,807
			18,704,592
Computers — 0.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41	475	439,420
2.650%	05/11/50	3,069	2,800,129
2.650%	02/08/51	1,280	1,171,305
2.800%	02/08/61	1,345	1,209,447
2.950%	09/11/49	245	236,670
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.900%	10/01/26	1,276	1,450,526
5.300%	10/01/29	4,460	5,215,127
6.020%	06/15/26	140	165,657
8.100%	07/15/36	350	512,943
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.500%	01/27/22(a)	700	712,959
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Leidos, Inc.,
Gtd. Notes, 144A
2.300%	02/15/31	1,220	$1,153,367
2.950%	05/15/23	110	115,004
4.375%	05/15/30	110	122,167
NCR Corp.,
Gtd. Notes, 144A
5.750%	09/01/27	700	739,850
6.125%	09/01/29(a)	455	482,859
			16,527,430
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.,
Gtd. Notes, 144A
5.500%	06/01/28(a)	470	496,362
High Ridge Brands Co.,
Sr. Unsec’d. Notes, 144A
8.875%	03/15/25^(d)	22	—
			496,362
Distribution/Wholesale — 0.0%
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	10/15/27	320	334,957
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.950%	02/01/22	150	153,506
4.875%	01/16/24(a)	820	891,952
AIG Global Funding,
Sec’d. Notes, 144A
2.300%	07/01/22(a)	640	655,057
Air Lease Corp.,
Sr. Unsec’d. Notes
2.250%	01/15/23(a)	650	667,310
3.000%	09/15/23	500	522,600
3.250%	03/01/25	1,899	1,995,668
3.375%	07/01/25(a)	1,258	1,329,383
Sr. Unsec’d. Notes, GMTN
3.750%	06/01/26(a)	800	854,440
Sr. Unsec’d. Notes, MTN
2.875%	01/15/26(a)	1,110	1,148,838
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22	1,910	1,961,387
2.750%	05/20/22	1,521	1,558,883
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	03/22/22	3,400	3,489,004
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
1.950%	01/30/26	1,085	1,057,217
5.500%	12/15/24	200	224,180
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.875%	02/15/25	5,745	5,749,965

A22

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
3.950%	07/01/24	900	$940,673
4.250%	04/15/26	1,280	1,339,063
4.375%	05/01/26	150	157,744
5.250%	05/15/24	115	124,393
5.500%	01/15/23	55	58,186
Capital One Financial Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.950%
1.135%(c)	03/09/22	1,521	1,531,234
Sr. Unsec’d. Notes
3.300%	10/30/24	450	485,223
4.750%	07/15/21	605	612,404
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series H
4.000%(ff)	12/01/30(oo)	2,990	2,938,949
Jr. Sub. Notes, Series I
4.000%(ff)	06/01/26(a)(oo)	1,420	1,442,046
Sr. Unsec’d. Notes, SOFR + 0.500%
0.510%(c)	03/18/24(a)	1,562	1,570,838
GE Capital Funding LLC,
Gtd. Notes, 144A
4.400%	05/15/30	1,655	1,876,447
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
3.373%	11/15/25(a)	2,175	2,356,961
4.418%	11/15/35	1,185	1,356,065
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
3.482%	06/15/50	500	531,651
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.000%(cc)	12/21/65	200	157,912
Intercontinental Exchange, Inc.,
Gtd. Notes
2.350%	09/15/22	900	923,226
Sr. Unsec’d. Notes
3.000%	06/15/50	50	46,300
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	280	298,942
Mastercard, Inc.,
Sr. Unsec’d. Notes
2.950%	03/15/51	1,000	986,357
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28(a)	595	598,180
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22	230	241,609
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24(a)	425	450,092
OneMain Finance Corp.,
Gtd. Notes
6.625%	01/15/28	45	51,030
6.875%	03/15/25	340	387,011
7.125%	03/15/26	763	883,938
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Quicken Loans LLC,
Gtd. Notes, 144A
5.250%	01/15/28	164	$172,929
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
Gtd. Notes, 144A
3.625%	03/01/29	715	691,383
Visa, Inc.,
Sr. Unsec’d. Notes
2.700%	04/15/40	937	919,852
			46,390,028
Electric — 2.2%
AES Corp. (The),
Sr. Unsec’d. Notes, 144A
1.375%	01/15/26	420	409,657
2.450%	01/15/31	973	927,513
3.300%	07/15/25	1,154	1,224,659
3.950%	07/15/30	90	96,182
Alabama Power Co.,
Sr. Unsec’d. Notes, Series V
5.600%	03/15/33	85	103,354
Alexander Funding Trust,
Sr. Sec’d. Notes, 144A
1.841%	11/15/23	2,210	2,241,152
Alliant Energy Finance LLC,
Gtd. Notes, 144A
1.400%	03/15/26	130	127,509
3.750%	06/15/23	700	744,073
4.250%	06/15/28	175	196,687
Ameren Corp.,
Sr. Unsec’d. Notes
1.750%	03/15/28	3,340	3,230,958
3.500%	01/15/31	1,076	1,144,172
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes
2.300%	03/01/30	425	414,265
Sr. Unsec’d. Notes, Series I
3.650%	12/01/21	761	777,317
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series AA
2.700%	04/01/31	4,028	4,018,996
Sr. Unsec’d. Notes, Series L
5.800%	10/01/35	73	92,337
Arizona Public Service Co.,
Sr. Unsec’d. Notes
5.050%	09/01/41	77	95,920
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	350	375,116
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	1,310	1,178,902
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26(a)	704	725,121

A23

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
5.125%	03/15/28	585	$589,302
CenterPoint Energy, Inc.,
Jr. Sub. Notes, Series A
6.125%(ff)	09/01/23(oo)	390	409,266
Sr. Unsec’d. Notes
2.950%	03/01/30	34	34,843
3.600%	11/01/21	761	775,159
Cleveland Electric Illuminating Co. (The),
First Mortgage
5.500%	08/15/24	140	159,568
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50	1,436	1,558,290
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.677%	02/09/51	750	704,940
Commonwealth Edison Co.,
First Mortgage
3.650%	06/15/46	140	149,505
3.700%	03/01/45	70	74,544
4.700%	01/15/44	170	204,485
First Mortgage, Series 130
3.125%	03/15/51	1,380	1,339,183
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.875%	06/15/47	90	95,237
Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%
0.601%(c)	06/25/21	281	281,202
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30(a)	1,250	1,331,614
Sr. Unsec’d. Notes, Series F
5.250%	08/01/33	170	207,984
DPL, Inc.,
Sr. Unsec’d. Notes
4.350%	04/15/29	280	300,799
DTE Energy Co.,
Sr. Unsec’d. Notes, Series H
0.550%	11/01/22(a)	784	784,042
Duke Energy Carolinas LLC,
First Mortgage
2.450%	08/15/29	1,915	1,941,476
2.550%	04/15/31	1,170	1,180,541
3.200%	08/15/49	75	73,638
First Ref. Mortgage
4.000%	09/30/42	315	352,004
Duke Energy Florida LLC,
First Mortgage
3.400%	10/01/46	420	427,754
3.800%	07/15/28	410	454,857
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50	1,618	1,462,581
3.750%	05/15/46	175	183,172
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Ohio, Inc.,
First Mortgage
2.125%	06/01/30	160	$155,646
4.300%	02/01/49	60	68,528
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	45	47,815
4.100%	05/15/42	100	112,622
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.180%
0.369%(c)	02/18/22	760	759,685
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	235	225,877
3.616%	08/01/27	385	416,741
Edison International,
Sr. Unsec’d. Notes
3.125%	11/15/22	605	625,996
4.125%	03/15/28(a)	770	827,776
EDP Finance BV (Portugal),
Sr. Unsec’d. Notes, 144A
1.710%	01/24/28	1,570	1,515,036
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	1,375	1,539,475
Emera, Inc. (Canada),
Jr. Sub. Notes, Series 16-A
6.750%(ff)	06/15/76	1,349	1,532,787
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.875%	05/25/22	650	666,954
3.500%	04/06/28	260	278,680
4.750%	05/25/47	200	235,743
Engie SA (France),
Sr. Unsec’d. Notes, 144A
2.875%	10/10/22	1,700	1,759,482
Entergy Arkansas LLC,
First Mortgage
4.950%	12/15/44	161	178,071
Entergy Corp.,
Sr. Unsec’d. Notes
1.900%	06/15/28	1,160	1,132,852
2.400%	06/15/31	3,230	3,120,679
Entergy Louisiana LLC,
First Mortgage
2.350%	06/15/32	1,440	1,417,841
2.900%	03/15/51	180	165,778
4.950%	01/15/45	130	141,741
Entergy Mississippi LLC,
First Mortgage
3.500%	06/01/51	610	618,806
Entergy Texas, Inc.,
First Mortgage
3.450%	12/01/27	100	107,041
3.550%	09/30/49	704	700,875

A24

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Evergy Metro, Inc.,
First Mortgage, Series 2020
2.250%	06/01/30	230	$227,234
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	758	774,926
Eversource Energy,
Sr. Unsec’d. Notes, Series K
2.750%	03/15/22	760	775,314
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22(a)	850	876,647
Sr. Unsec’d. Notes
4.050%	04/15/30	375	416,983
7.600%	04/01/32	110	154,123
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
3.400%	03/15/22	755	773,879
5.750%	10/01/41	315	348,790
6.250%	10/01/39	140	163,275
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series B
4.400%	07/15/27	600	647,444
Florida Power & Light Co.,
First Mortgage
3.800%	12/15/42	330	363,553
4.050%	06/01/42	205	234,272
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	560	596,601
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	5,106	5,227,631
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes
6.150%	06/01/37	70	85,199
Sr. Unsec’d. Notes, 144A
4.300%	01/15/26	375	410,884
Louisville Gas & Electric Co.,
First Mortgage
4.650%	11/15/43	55	63,940
Massachusetts Electric Co.,
Unsec’d. Notes, 144A
4.004%	08/15/46	90	94,468
Narragansett Electric Co. (The),
Sr. Unsec’d. Notes, 144A
3.395%	04/09/30	255	271,559
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, Series D, 3 Month LIBOR + 0.065%
0.259%(c)	02/16/23	660	657,712
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	140	175,216
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	190	197,829
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, SOFR + 0.540%
0.550%(c)	03/01/23	616	$617,444
Gtd. Notes, 3 Month LIBOR + 0.720%
0.908%(c)	02/25/22	1,168	1,173,920
Gtd. Notes, 3 Month LIBOR + 2.068%
2.269%(c)	10/01/66	92	85,299
Gtd. Notes, 3 Month LIBOR + 2.125%
2.309%(c)	06/15/67	462	425,458
Gtd. Notes
2.900%	04/01/22	833	853,926
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	350	364,938
7.250%	05/15/26	495	515,419
Gtd. Notes, 144A
5.250%	06/15/29	121	129,677
Sr. Sec’d. Notes, 144A
3.750%	06/15/24	2,035	2,180,429
Ohio Edison Co.,
Sr. Unsec’d. Notes
6.875%	07/15/36	45	60,359
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	450	440,511
2.500%	02/01/31	825	778,071
3.300%	03/15/27	690	718,716
3.300%	08/01/40	250	225,413
3.450%	07/01/25	450	476,537
3.500%	08/01/50	3,575	3,111,275
3.850%	11/15/23	1,425	1,515,326
4.000%	12/01/46	410	382,299
4.450%	04/15/42	625	620,336
4.600%	06/15/43	1,290	1,298,136
Sr. Sec’d. Notes
3.250%	06/01/31	905	900,991
PacifiCorp,
First Mortgage
3.300%	03/15/51	2,058	2,044,335
4.125%	01/15/49	212	237,735
4.150%	02/15/50	130	147,371
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.600%	06/01/29	200	209,070
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	670	708,047
PPL Capital Funding, Inc.,
Gtd. Notes, Series A, 3 Month LIBOR + 2.665%
2.864%(c)	03/30/67	2,828	2,654,602
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	976	994,559
7.000%	10/30/31	105	141,760

A25

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.700%	05/01/50	257	$237,004
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
2.000%	11/15/21	774	780,848
San Diego Gas & Electric Co.,
First Mortgage
4.300%	04/01/42	80	89,038
6.000%	06/01/26	85	102,737
First Mortgage, Series UUU
3.320%	04/15/50	176	175,573
Sempra Energy,
Jr. Sub. Notes
4.875%(ff)	10/15/25(a)(oo)	2,174	2,308,917
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50	176	174,098
First Mortgage, Series A
4.200%	03/01/29	825	919,244
First Mortgage, Series E
3.700%	08/01/25	260	284,164
First Ref. Mortgage, Series B
3.650%	03/01/28	800	868,308
First Ref. Mortgage, Series C
3.600%	02/01/45	620	610,205
4.125%	03/01/48	405	424,326
Southern Co. (The),
Sr. Unsec’d. Notes
2.350%	07/01/21	563	564,811
3.250%	07/01/26	800	856,562
Southern Power Co.,
Sr. Unsec’d. Notes
0.900%	01/15/26	197	191,415
Sr. Unsec’d. Notes, Series E
2.500%	12/15/21	762	772,031
Sr. Unsec’d. Notes, Series F
4.950%	12/15/46(a)	450	507,471
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series J
3.900%	04/01/45	315	327,244
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes
11.500%	12/31/99	150	300
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	428	642
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	90	115,420
Tucson Electric Power Co.,
Sr. Unsec’d. Notes
4.000%	06/15/50	180	195,700
4.850%	12/01/48	105	125,828
Union Electric Co.,
First Mortgage
2.950%	03/15/30	856	896,039
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	690	$592,939
3.450%	09/01/22	747	772,620
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	285	312,586
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.500%	09/01/26	110	114,059
5.625%	02/15/27	407	423,406
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	3,230	3,378,536
4.300%	07/15/29	1,075	1,136,364
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
2.600%	12/01/29	410	416,170
3.400%	06/01/30	2,815	3,024,117
			110,800,563
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29(a)	430	431,000
4.750%	06/15/28(a)	645	664,924
WESCO Distribution, Inc.,
Gtd. Notes, 144A
7.250%	06/15/28	825	921,083
			2,017,007
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370% (Cap N/A, Floor 0.000%)
0.563%(c)	08/08/22	325	326,477
Sr. Unsec’d. Notes
2.800%	06/01/50	90	85,534
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	2	2,210
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	174	171,674
4.375%	02/15/30	305	319,468
Tyco Electronics Group SA (Switzerland),
Gtd. Notes
3.500%	02/03/22	924	940,993
			1,846,356
Entertainment — 0.2%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	476	387,842
Sr. Sec’d. Notes, 144A
10.500%	04/24/26	169	178,609

A26

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Caesars Resort Collection LLC/CRC Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	07/01/25(a)	537	$566,622
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29	145	149,126
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC,
Gtd. Notes
5.375%	04/15/27	8	8,226
Sr. Sec’d. Notes, 144A
5.500%	05/01/25	300	315,858
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20(d)	188	92,690
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23(a)	424	421,547
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	155	169,764
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.500%	02/15/25(a)	730	801,315
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.875%	11/01/24	265	269,600
5.625%	03/15/26	623	647,054
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	315	349,572
Scientific Games International, Inc.,
Sr. Sec’d. Notes, 144A
5.000%	10/15/25	155	160,487
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
5.500%	04/15/27(a)	264	273,578
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25(a)	560	605,114
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	414	433,220
WMG Acquisition Corp.,
Sr. Sec’d. Notes, 144A
3.000%	02/15/31	7	6,658
3.875%	07/15/30	580	585,723
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	768	785,598
			7,208,203
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.750%	08/01/25(a)	690	700,265
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control (cont’d.)
Republic Services, Inc.,
Sr. Unsec’d. Notes
1.750%	02/15/32(a)	1,200	$1,115,744
			1,816,009
Food Service — 0.0%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25(a)	315	322,982
Foods — 0.4%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes
5.750%	03/15/25	20	20,652
Gtd. Notes, 144A
4.625%	01/15/27	960	994,595
4.875%	02/15/30	300	308,106
7.500%	03/15/26	261	288,226
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	320	329,323
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.125%	04/24/50	1,162	1,086,884
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38	40	49,470
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%
0.763%(c)	04/16/21	550	550,071
Sr. Unsec’d. Notes
3.150%	12/15/21	759	768,449
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes, 144A
4.000%	09/06/49	595	589,979
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.750%	02/15/28	400	440,030
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	46	52,008
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	212	234,239
Kraft Heinz Foods Co.,
Gtd. Notes
4.625%	01/30/29	1,165	1,307,280
4.625%	10/01/39	55	59,693
5.000%	06/04/42	297	335,507
Kroger Co. (The),
Sr. Unsec’d. Notes
3.875%	10/15/46	2,775	2,918,190
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26	210	217,707
4.875%	05/15/28	705	760,454

A27

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	400	$423,728
3.200%	04/01/30	725	776,324
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A
2.125%	09/19/22	759	777,927
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	02/04/31(a)	2,000	1,831,183
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26	11	12,514
8.000%	05/01/31	262	321,706
Sr. Unsec’d. Notes, MTN, Series C
6.625%	06/01/28	126	137,857
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25	225	229,815
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	415	416,047
5.625%	01/15/28	5	5,277
5.750%	03/01/27	580	610,003
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes, 144A
3.000%	10/15/30	400	397,789
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50(a)	1,458	1,384,038
6.600%	04/01/40	75	105,038
6.600%	04/01/50	875	1,267,029
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
2.250%	08/23/21	772	776,560
3.900%	09/28/23	975	1,051,388
4.550%	06/02/47	55	64,534
4.875%	08/15/34	70	84,003
5.150%	08/15/44	55	68,507
			22,052,130
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	457	496,657
Atmos Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%
0.565%(c)	03/09/23	3,020	3,020,311
Sr. Unsec’d. Notes
0.625%	03/09/23	1,540	1,540,768
3.000%	06/15/27	290	309,525
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.001%	08/01/29	410	424,643
4.487%	02/15/42	71	79,959
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Gas (cont’d.)
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
0.684%(c)	03/02/23	1,082	$1,082,025
East Ohio Gas Co. (The),
Sr. Unsec’d. Notes, 144A
1.300%	06/15/25	275	274,235
2.000%	06/15/30	250	240,819
Eastern Energy Gas Holdings LLC,
Sr. Unsec’d. Notes, Series C
3.900%	11/15/49	170	174,170
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	750	735,618
2.950%	09/01/29	610	629,159
3.490%	05/15/27	725	787,575
3.600%	05/01/30	125	135,510
5.800%	02/01/42	224	283,570
ONE Gas, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%
0.787%(c)	03/11/23	933	932,896
Sr. Unsec’d. Notes
0.850%	03/11/23	4,805	4,807,749
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31	3,250	3,216,483
Southern Co. Gas Capital Corp.,
Gtd. Notes, Series 20-A
1.750%	01/15/31	518	480,721
			19,652,393
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.750%	11/30/36	220	273,001
Avantor Funding, Inc.,
Gtd. Notes, 144A
4.625%	07/15/28	580	606,550
DH Europe Finance II Sarl,
Gtd. Notes
2.050%	11/15/22	400	409,994
2.600%	11/15/29	475	485,374
3.400%	11/15/49	35	35,571
Hill-Rom Holdings, Inc.,
Gtd. Notes, 144A
4.375%	09/15/27	270	278,202
Stryker Corp.,
Sr. Unsec’d. Notes
1.950%	06/15/30(a)	1,400	1,353,103
Teleflex, Inc.,
Gtd. Notes
4.625%	11/15/27	155	164,791
4.875%	06/01/26	70	71,966
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes
3.550%	03/20/30	750	802,813

A28

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
4.450%	08/15/45	105	$116,380
			4,597,745
Healthcare-Services — 0.8%
Acadia Healthcare Co., Inc.,
Gtd. Notes, 144A
5.500%	07/01/28	284	299,523
Aetna, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/47	366	383,154
4.125%	11/15/42	286	311,812
6.750%	12/15/37	70	99,913
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	567	588,239
2.950%	12/01/22	749	778,498
3.125%	05/15/22	947	975,938
3.600%	03/15/51	1,270	1,316,307
4.625%	05/15/42	101	119,956
4.650%	01/15/43	101	120,321
Banner Health,
Unsec’d. Notes
2.338%	01/01/30	1,455	1,459,599
Baylor Scott & White Holdings,
Unsec’d. Notes, Series 2021
1.777%	11/15/30	510	484,835
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	200	201,943
4.250%	12/15/27(a)	1,829	1,922,473
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/31	1,005	981,175
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30	980	998,081
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	290	296,835
4.750%	02/01/30(a)	525	540,367
5.750%	09/15/25	140	144,614
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30(a)	1,090	1,098,479
5.625%	09/01/28	1,729	1,987,779
5.875%	02/15/26(a)	2,134	2,454,096
5.875%	02/01/29	425	494,924
Sr. Sec’d. Notes
4.125%	06/15/29	3,735	4,137,579
4.500%	02/15/27	3,227	3,621,126
5.125%	06/15/39	70	84,136
5.250%	04/15/25	610	697,313
5.250%	06/15/26(a)	320	368,043
5.500%	06/15/47	205	255,129
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	10/15/26	265	$275,107
5.000%	05/15/27	740	781,574
New York & Presbyterian Hospital (The),
Unsec’d. Notes
2.256%	08/01/40	420	377,274
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	685	684,325
Rush Obligated Group,
Unsec’d. Notes, Series 2020
3.922%	11/15/29	725	808,173
Stanford Health Care,
Unsec’d. Notes, Series 2020
3.310%	08/15/30	495	535,863
Sutter Health,
Unsec’d. Notes, Series 20A
2.294%	08/15/30	385	378,939
Tenet Healthcare Corp.,
Sec’d. Notes
5.125%	05/01/25	261	264,724
Sec’d. Notes, 144A
6.250%	02/01/27	445	469,861
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	49	50,465
4.875%	01/01/26	1,916	1,991,086
5.125%	11/01/27(a)	672	702,882
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.750%	05/15/40(a)	993	970,561
2.900%	05/15/50(a)	440	422,268
3.150%	06/15/21	239	240,358
3.500%	08/15/39	350	377,524
4.625%	07/15/35	70	85,306
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30(a)	2,975	2,874,394
WellCare Health Plans, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	08/15/26	115	119,684
West Virginia United Health System Obligated Group,
Sec’d. Notes, Series 2020
3.129%	06/01/50	490	463,833
			40,096,388
Holding Companies-Diversified — 0.0%
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
4.704%	01/10/36	584	654,327
Hutchison Whampoa International 11 Ltd. (United Kingdom),
Gtd. Notes, 144A
4.625%	01/13/22	998	1,029,640
			1,683,967

A29

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 0.2%
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25	4,500	$5,025,887
4.750%	11/29/27(a)	867	995,873
5.000%	06/15/27(a)	705	810,653
MDC Holdings, Inc.,
Gtd. Notes
2.500%	01/15/31	2,975	2,815,648
3.850%	01/15/30	250	262,031
PulteGroup, Inc.,
Gtd. Notes
5.000%	01/15/27(a)	341	393,064
5.500%	03/01/26	198	230,764
			10,533,920
Home Furnishings — 0.0%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26(a)	779	807,205
Household Products/Wares — 0.1%
Central Garden & Pet Co.,
Gtd. Notes
5.125%	02/01/28	545	575,616
Clorox Co. (The),
Sr. Unsec’d. Notes
1.800%	05/15/30	502	480,639
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A, 3 Month LIBOR + 0.560%
0.751%(c)	06/24/22	1,564	1,572,770
Gtd. Notes, 144A
2.375%	06/24/22	1,912	1,955,265
3.000%	06/26/27	210	225,327
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25(a)	42	43,343
Gtd. Notes, 144A
5.000%	10/01/29	526	555,693
5.500%	07/15/30	415	444,083
			5,852,736
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26	865	953,993
5.875%	04/01/36	340	414,934
			1,368,927
Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	1,000	1,063,916
3.875%	01/15/35	437	476,386
4.125%	02/15/24	800	875,996
4.200%	04/01/28	775	871,285
4.375%	06/30/50	180	204,780
4.800%	07/10/45	245	290,896
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Athene Global Funding,
Sec’d. Notes, 144A
0.950%	01/08/24	423	$422,857
Sec’d. Notes, 144A, 3 Month LIBOR + 1.230%
1.468%(c)	07/01/22	561	569,230
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50	660	610,557
4.200%	08/15/48	967	1,114,068
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.400%	07/07/25	480	479,865
Great-West Lifeco Finance 2018 LP (Canada),
Gtd. Notes, 144A
4.047%	05/17/28	550	618,772
Jackson National Life Global Funding,
Sec’d. Notes, 144A
2.375%	09/15/22	1,189	1,220,691
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.730%
0.923%(c)	06/27/22	1,900	1,913,330
Sr. Sec’d. Notes, 144A
2.500%	06/27/22(a)	1,881	1,927,956
Liberty Mutual Insurance Co.,
Sub. Notes, 144A
8.500%	05/15/25	100	120,793
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.750%	01/30/22	1,513	1,540,248
4.375%	03/15/29(a)	900	1,032,789
MassMutual Global Funding II,
Sec’d. Notes, 144A
2.250%	07/01/22	1,510	1,546,365
2.500%	04/13/22	1,150	1,176,505
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	122	139,069
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A
1.950%	09/15/21	725	730,517
Sr. Sec’d. Notes, 144A
3.875%	04/11/22	1,000	1,036,603
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
4.350%	04/30/50	280	294,447
New York Life Global Funding,
Sec’d. Notes, 144A, SOFR + 0.220%
0.242%(c)	02/02/23(a)	1,200	1,199,556
Sec’d. Notes, 144A
3.250%	08/06/21	220	222,140
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50	915	967,646
4.450%	05/15/69	290	340,956
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
3.850%	09/30/47	180	192,207

A30

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	1,225	$1,180,583
Protective Life Global Funding,
Sec’d. Notes, 144A
1.999%	09/14/21	1,800	1,814,041
Sr. Sec’d. Notes, 144A
2.615%	08/22/22	500	515,770
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.375%(ff)	09/15/54	205	217,927
4.900%	09/15/44	105	128,395
			27,057,142
Internet — 0.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes
1.900%	08/15/40	630	545,914
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.700%	06/03/60	270	240,327
3.875%	08/22/37	1,535	1,751,587
4.800%	12/05/34	575	726,161
Netflix, Inc.,
Sr. Unsec’d. Notes
4.875%	04/15/28	5,314	6,011,568
5.875%	02/15/25	31	35,503
5.875%	11/15/28(a)	276	333,953
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	849	976,953
5.375%	11/15/29	165	195,018
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	200	176,866
			10,993,850
Investment Companies — 0.1%
Huarong Finance 2019 Co. Ltd. (China),
Gtd. Notes, EMTN
3.750%	05/29/24	690	727,163
Huarong Finance II Co. Ltd. (China),
Gtd. Notes, EMTN
4.625%	06/03/26	340	368,545
4.875%	11/22/26	200	220,492
5.500%	01/16/25	200	220,322
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24	165	171,442
5.250%	05/15/27	565	582,214
6.250%	05/15/26	83	87,284
JAB Holdings BV (Austria),
Gtd. Notes, 144A
2.200%	11/23/30	250	234,904
			2,612,366
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.2%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27	380	$394,754
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
4.625%	03/01/29(a)	515	514,042
Nucor Corp.,
Sr. Unsec’d. Notes
4.125%	09/15/22	3,216	3,354,568
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30(a)	5,328	5,577,080
			9,840,444
Leisure Time — 0.0%
Carnival Corp.,
Sec’d. Notes, 144A
10.500%	02/01/26	150	175,581
Sr. Sec’d. Notes, 144A
11.500%	04/01/23	325	370,957
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A
10.875%	06/01/23	300	345,055
11.500%	06/01/25	310	361,464
			1,253,057
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	220	228,884
6.375%	04/01/26	169	174,484
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	93	98,584
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.875%	04/01/27(a)	423	441,280
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series HH
2.850%	04/15/31	500	491,563
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26(a)	660	689,139
MGM Resorts International,
Gtd. Notes
5.750%	06/15/25	373	406,375
6.000%	03/15/23	45	48,219
6.750%	05/01/25(a)	810	873,184
Travel + Leisure Co.,
Sr. Sec’d. Notes
6.000%	04/01/27	68	75,308
6.600%	10/01/25	84	94,183
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
4.250%	05/30/23(a)	425	432,477

A31

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
4.875%	10/01/24(a)	600	$608,010
			4,661,690
Machinery-Construction & Mining — 0.2%
ABB Finance USA, Inc. (Switzerland),
Gtd. Notes
2.875%	05/08/22(a)	1,200	1,233,499
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	75	77,561
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes
1.700%	08/09/21	200	201,013
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.735%
0.929%(c)	05/13/22	2,775	2,795,108
Sr. Unsec’d. Notes, MTN
2.400%	06/06/22	542	555,273
2.850%	06/01/22(a)	838	862,977
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	2,290	2,204,430
			7,929,861
Machinery-Diversified — 0.1%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%
0.644%(c)	04/05/23	200	200,004
Sr. Unsec’d. Notes
2.293%	04/05/27	350	359,313
2.565%	02/15/30	1,250	1,258,485
3.112%	02/15/40(a)	340	336,294
			2,154,096
Media — 1.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	900	888,307
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	550	570,128
5.000%	02/01/28	3,064	3,241,050
5.125%	05/01/27	2,280	2,410,570
5.750%	02/15/26(a)	2,021	2,087,373
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.300%	02/01/32	570	529,517
3.500%	06/01/41	790	749,903
3.700%	04/01/51(a)	2,670	2,495,548
3.750%	02/15/28	520	563,505
4.500%	02/01/24	531	580,997
4.800%	03/01/50	1,101	1,185,419
4.908%	07/23/25(a)	5,450	6,185,050
6.384%	10/23/35	125	161,972
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24	532	$554,674
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	1,190	1,195,950
Comcast Corp.,
Gtd. Notes
2.350%	01/15/27	1,300	1,353,287
2.450%	08/15/52(a)	3,170	2,701,220
2.650%	02/01/30	2,000	2,051,132
3.250%	11/01/39	250	257,791
3.300%	02/01/27	939	1,024,028
3.400%	07/15/46	1,030	1,060,149
3.700%	04/15/24(a)	450	491,018
3.750%	04/01/40	2,666	2,927,407
4.049%	11/01/52	187	212,168
4.250%	10/15/30	725	836,451
4.700%	10/15/48	1,125	1,390,067
Cox Communications, Inc.,
Gtd. Notes, 144A
1.800%	10/01/30	100	92,507
Sr. Unsec’d. Notes, 144A
3.250%	12/15/22	1,465	1,532,186
4.800%	02/01/35	536	627,975
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29(a)	943	1,041,791
Sr. Unsec’d. Notes
5.250%	06/01/24(a)	393	423,601
5.875%	09/15/22	50	52,778
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Sr. Sec’d. Notes, 144A
5.375%	08/15/26(a)	437	314,688
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30(a)	365	390,431
3.950%	03/20/28	3,215	3,511,130
4.950%	05/15/42	65	73,746
5.200%	09/20/47	430	505,240
Gtd. Notes, 144A
4.000%	09/15/55	96	94,764
DISH DBS Corp.,
Gtd. Notes
5.000%	03/15/23	48	50,088
5.875%	07/15/22	57	59,517
5.875%	11/15/24(a)	1,158	1,211,745
6.750%	06/01/21	276	278,178
7.750%	07/01/26(a)	1,284	1,417,574
Fox Corp.,
Sr. Unsec’d. Notes
3.666%	01/25/22	1,497	1,536,485
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26	237	245,592

A32

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	185	$198,139
Sr. Sec’d. Notes
6.375%	05/01/26	74	79,177
Sr. Sec’d. Notes, 144A
5.250%	08/15/27(a)	590	607,285
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26(a)	1,863	1,916,992
Sr. Sec’d. Notes, 144A
6.500%	07/01/25	20	21,442
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
4.750%	11/01/28	309	312,341
5.625%	07/15/27(a)	534	560,227
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	01/15/29	405	397,989
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	12/01/30(a)	615	592,901
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
5.000%	08/01/27	40	41,895
5.375%	07/15/26(a)	509	525,849
5.500%	07/01/29	1,310	1,416,804
Sky Ltd. (United Kingdom),
Gtd. Notes, 144A
3.125%	11/26/22	2,026	2,114,667
TEGNA, Inc.,
Gtd. Notes
4.625%	03/15/28	110	112,005
5.000%	09/15/29	185	191,862
Gtd. Notes, 144A
5.500%	09/15/24	15	15,273
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	337	360,142
5.500%	09/01/41	248	296,138
5.875%	11/15/40	145	180,140
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	262	378,021
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN
2.350%	12/01/22	231	238,530
2.450%	03/04/22	1,162	1,185,198
ViacomCBS, Inc.,
Jr. Sub. Notes
6.250%(ff)	02/28/57	516	570,670
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	1,204	1,346,053
4.600%	01/15/45	470	525,757
4.850%	07/01/42	70	80,354
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	568	$600,182
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29	1,070	1,140,804
Walt Disney Co. (The),
Gtd. Notes
2.000%	09/01/29	205	202,230
2.750%	09/01/49(a)	1,003	916,781
3.500%	05/13/40	664	702,838
7.430%	10/01/26	70	91,619
			69,085,002
Mining — 0.4%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27	590	634,832
6.750%	09/30/24	400	413,544
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
2.625%	09/10/30	200	196,009
2.875%	03/17/31	1,190	1,181,754
3.625%	09/11/24	220	237,862
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28(a)	1,110	1,182,057
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	70	92,292
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.150%	01/14/30	870	903,372
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27	310	331,434
5.125%	05/15/24	35	38,241
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28(a)	598	628,375
4.375%	08/01/28(a)	540	573,069
5.000%	09/01/27	260	276,151
5.250%	09/01/29	3,408	3,735,837
5.450%	03/15/43(a)	320	384,445
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.500%	09/01/30	1,561	1,499,991
4.125%	05/30/23	47	50,214
4.625%	04/29/24	140	154,377
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28	685	699,904
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
3.250%	05/13/30	275	288,392

A33

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	1,075	$1,047,134
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	35	36,065
5.875%	09/30/26(a)	637	666,552
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30(a)	2,115	2,209,010
5.400%	02/01/43	573	645,518
			18,106,431
Miscellaneous Manufacturing — 0.2%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	03/15/25(a)	476	468,652
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	90	101,677
FGI Operating Co. LLC,
Notes
0.000%	05/15/22^	582	1
General Electric Co.,
Sr. Unsec’d. Notes
2.700%	10/09/22	175	181,053
3.450%	05/01/27(a)	770	836,230
3.625%	05/01/30(a)	1,326	1,427,462
4.125%	10/09/42	495	533,034
4.250%	05/01/40(a)	1,100	1,208,437
4.350%	05/01/50(a)	900	999,896
Sr. Unsec’d. Notes, MTN
5.550%	01/05/26	140	166,007
5.875%	01/14/38(a)	375	485,208
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
0.400%	03/11/23	399	399,410
1.200%	03/11/26	2,820	2,787,740
Gtd. Notes, 144A, SOFR + 0.430%
0.440%(c)	03/11/24	431	432,000
			10,026,807
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29(a)	330	324,496
4.250%	04/01/28(a)	459	475,127
			799,623
Oil & Gas — 1.1%
Antero Resources Corp.,
Gtd. Notes
5.625%	06/01/23	599	600,946
Apache Corp.,
Sr. Unsec’d. Notes
4.625%	11/15/25(a)	795	819,252
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets America, Inc.,
Gtd. Notes
2.520%	09/19/22(a)	890	$915,848
2.772%	11/10/50(a)	3,190	2,787,303
2.939%	06/04/51	415	370,420
3.017%	01/16/27	515	550,240
BP Capital Markets PLC (United Kingdom),
Gtd. Notes, 3 Month LIBOR + 0.870%
1.060%(c)	09/16/21	2,670	2,679,488
Gtd. Notes
4.375%(ff)	06/22/25(a)(oo)	348	369,324
4.875%(ff)	03/22/30(oo)	723	774,848
Chesapeake Energy Corp.,
Gtd. Notes
5.500%	09/15/26(d)	70	1,663
8.000%	01/15/25(d)	315	7,481
Chevron USA, Inc.,
Gtd. Notes
2.343%	08/12/50(a)	3,115	2,622,672
3.850%	01/15/28	1,190	1,326,554
5.050%	11/15/44	105	133,905
5.250%	11/15/43	40	52,096
Cimarex Energy Co.,
Sr. Unsec’d. Notes
3.900%	05/15/27	335	364,681
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26	681	740,827
Gtd. Notes, 144A
7.500%	05/15/25	67	69,552
ConocoPhillips,
Gtd. Notes, 144A
2.400%	02/15/31(a)	570	561,571
3.750%	10/01/27	810	894,342
4.300%	08/15/28	1,080	1,223,523
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22(a)	661	661,889
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	500	578,057
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	50	52,659
3.500%	12/01/29	2,410	2,504,840
4.750%	05/31/25	966	1,079,752
Eni SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.250%	05/09/29	400	446,961
EQT Corp.,
Sr. Unsec’d. Notes
7.625%(cc)	02/01/25(a)	585	673,129
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30	130	129,908
2.750%	11/10/21	232	235,424

A34

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%
0.524%(c)	08/16/22	800	$802,699
Sr. Unsec’d. Notes
3.095%	08/16/49	3,358	3,174,512
4.227%	03/19/40	320	359,986
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41	725	837,281
6.000%	01/15/40	77	92,387
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/28	85	87,476
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes
5.750%	04/19/47	220	260,816
Sr. Unsec’d. Notes, 144A
3.500%	04/14/33	200	204,786
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	500	540,434
3.800%	04/01/28	275	297,880
4.500%	05/01/23	1,750	1,877,363
5.125%	12/15/26	50	58,283
MEG Energy Corp. (Canada),
Sec’d. Notes, 144A
6.500%	01/15/25	683	705,547
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.000%	02/15/27	275	258,431
5.875%	09/01/25	750	800,426
6.450%	09/15/36	200	220,349
6.625%	09/01/30	205	230,463
8.500%	07/15/27(a)	510	605,036
8.875%	07/15/30(a)	325	409,967
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes
6.000%	02/15/28	310	228,993
Sr. Sec’d. Notes, 144A
9.250%	05/15/25(a)	195	199,241
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
4.550%	04/21/50	200	235,696
Phillips 66,
Gtd. Notes
1.300%	02/15/26	325	321,733
2.150%	12/15/30(a)	1,142	1,082,247
3.700%	04/06/23	450	477,087
3.850%	04/09/25	125	136,903
3.900%	03/15/28	700	771,728
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	395	366,987
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25(a)	242	239,576
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
9.250%	02/01/26	340	$369,135
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	11/07/29	450	453,260
2.750%	04/06/30	1,460	1,509,170
3.250%	04/06/50	120	118,012
4.550%	08/12/43	50	59,444
Southwestern Energy Co.,
Gtd. Notes
6.450%	01/23/25(a)	500	537,545
7.500%	04/01/26(a)	117	123,862
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	1,535	1,495,473
6.800%	05/15/38	50	68,228
7.875%	06/15/26	210	267,091
Total Capital International SA (France),
Gtd. Notes
2.750%	06/19/21	530	532,757
3.127%	05/29/50(a)	1,650	1,560,982
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	115	106,025
Valero Energy Corp.,
Sr. Unsec’d. Notes
1.200%	03/15/24	335	336,122
2.150%	09/15/27(a)	400	392,867
2.700%	04/15/23	950	986,396
2.850%	04/15/25	500	522,482
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30	515	554,440
5.875%	06/15/28	2,165	2,386,371
			52,493,130
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC,
Sr. Unsec’d. Notes
5.125%	09/15/40	70	85,528
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	365	397,027
Transocean Proteus Ltd.,
Sr. Sec’d. Notes, 144A
6.250%	12/01/24	99	93,692
			576,247
Packaging & Containers — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
5.250%	08/15/27	845	862,723
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	815	836,708
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
1.570%	01/15/26	675	664,506

A35

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	1,760	$1,747,543
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26(a)	750	803,437
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27	135	150,278
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	887	898,948
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	340	339,719
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27	800	784,316
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26(a)	480	504,495
			7,592,673
Pharmaceuticals — 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.900%	11/06/22	750	778,004
3.200%	11/21/29	2,502	2,656,283
3.250%	10/01/22	550	568,502
3.450%	03/15/22	327	334,553
4.050%	11/21/39	3,283	3,659,762
4.250%	11/21/49	2,325	2,631,816
4.400%	11/06/42	160	185,498
4.450%	05/14/46	728	842,109
4.500%	05/14/35	270	314,278
4.550%	03/15/35	70	81,556
4.625%	10/01/42	75	87,801
4.750%	03/15/45	150	178,982
4.850%	06/15/44	75	90,979
4.875%	11/14/48	25	30,565
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
0.737%	03/15/23	834	834,737
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%
0.803%(c)	06/10/22	1,482	1,490,289
Sr. Unsec’d. Notes
1.375%	08/06/30	995	911,380
2.125%	08/06/50(a)	2,080	1,673,999
2.375%	06/12/22	1,134	1,158,721
6.450%	09/15/37	40	57,025
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	905	1,002,364
9.250%	04/01/26	2,853	3,157,551
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.250%	01/30/30	60	$60,257
6.125%	04/15/25	561	575,069
7.250%	05/30/29	63	70,158
9.000%	12/15/25(a)	651	707,316
Sr. Sec’d. Notes, 144A
5.500%	11/01/25	569	584,899
5.750%	08/15/27	93	100,131
7.000%	03/15/24	285	291,774
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28(a)	490	553,473
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.957%	02/11/31	565	535,975
2.823%	05/20/30	1,050	1,077,663
3.363%	06/06/24	1,456	1,561,091
3.700%	06/06/27(a)	1,657	1,826,346
4.669%	06/06/47	855	1,021,776
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	930	950,865
2.350%	11/13/40	2,015	1,832,441
2.550%	11/13/50	1,860	1,655,771
4.250%	10/26/49	100	117,795
Cardinal Health, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.770%
0.954%(c)	06/15/22	80	80,574
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	653	747,402
Sr. Unsec’d. Notes
2.375%	03/15/31	1,100	1,082,483
2.400%	03/15/30	875	866,746
3.200%	03/15/40	465	466,088
3.400%	03/15/50	1,856	1,837,054
3.400%	03/15/51	970	954,889
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	5,815	5,431,060
2.625%	08/15/24	450	474,782
2.700%	08/21/40(a)	2,075	1,905,938
2.750%	12/01/22	755	779,338
4.300%	03/25/28	1,255	1,424,572
4.780%	03/25/38	685	808,868
5.125%	07/20/45	525	645,285
Eli Lilly & Co.,
Sr. Unsec’d. Notes
2.250%	05/15/50	3,076	2,604,659
EMD Finance LLC (Germany),
Gtd. Notes, 144A
2.950%	03/19/22	1,191	1,215,117
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	10/15/24	200	202,033

A36

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.875%	06/01/22	1,517	$1,559,001
Johnson & Johnson,
Sr. Unsec’d. Notes
2.250%	09/01/50(a)	345	306,856
3.400%	01/15/38	126	138,664
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.350%	06/24/40	165	153,496
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27	750	797,154
Pfizer, Inc.,
Sr. Unsec’d. Notes
2.550%	05/28/40	1,695	1,618,951
2.625%	04/01/30	175	181,497
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28	180	188,906
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.050%	03/31/30	7,265	6,989,795
3.025%	07/09/40	515	498,297
3.175%	07/09/50(a)	620	587,224
5.000%	11/26/28	848	1,002,232
Viatris, Inc.,
Gtd. Notes, 144A
4.000%	06/22/50	190	193,897
Zoetis, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%
0.622%(c)	08/20/21	1,545	1,545,074
Sr. Unsec’d. Notes
2.000%	05/15/30	1,900	1,827,159
4.450%	08/20/48	25	29,938
			75,394,583
Pipelines — 1.1%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates),
Sr. Sec’d. Notes
4.600%	11/02/47	710	802,300
Sr. Sec’d. Notes, 144A
4.600%	11/02/47(a)	1,030	1,163,900
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	490	494,585
Buckeye Partners LP,
Sr. Unsec’d. Notes
3.950%	12/01/26	250	247,321
4.125%	12/01/27	190	188,096
5.600%	10/15/44	210	202,392
Sr. Unsec’d. Notes, 144A
4.500%	03/01/28	145	145,385
Cheniere Corpus Christi Holdings LLC,
Sr. Sec’d. Notes
5.125%	06/30/27	1,175	1,346,893
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	660	$685,025
5.625%	10/01/26(a)	370	387,120
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25(a)	253	254,328
Gtd. Notes, 144A
5.625%	05/01/27	135	132,509
DCP Midstream Operating LP,
Gtd. Notes
3.875%	03/15/23	60	62,523
4.950%	04/01/22	17	17,428
5.375%	07/15/25	667	723,257
Enbridge, Inc. (Canada),
Gtd. Notes
4.500%	06/10/44(a)	320	348,043
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25	2,312	2,409,382
3.750%	05/15/30	395	407,749
5.000%	05/15/50	45	46,643
5.150%	02/01/43	157	160,092
5.150%	03/15/45	375	387,175
5.250%	04/15/29	415	473,060
5.300%	04/15/47	150	157,131
6.250%	04/15/49	115	135,642
Gtd. Notes, Series 5Y
4.200%	09/15/23	625	669,581
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
4.150%	06/01/25(a)	507	495,577
4.400%	04/01/24	58	58,542
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month LIBOR + 2.778%
2.968%(c)	06/01/67	420	365,393
Gtd. Notes
3.200%	02/15/52	2,060	1,877,786
3.950%	02/15/27	245	273,426
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26	525	521,873
4.750%	07/15/23	144	149,497
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	435	467,578
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.625%	03/31/36	400	383,312
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26	582	554,563
Gray Oak Pipeline LLC,
Sr. Unsec’d. Notes, 144A
2.000%	09/15/23	210	213,807
2.600%	10/15/25	330	335,254
3.450%	10/15/27	130	133,894

A37

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes
5.000%	10/01/21	690	$697,361
Kinder Morgan, Inc.,
Gtd. Notes
2.000%	02/15/31(a)	1,090	1,011,201
3.250%	08/01/50(a)	365	323,632
3.600%	02/15/51	1,750	1,632,389
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
1.285%(c)	09/09/22	60	60,027
Sr. Unsec’d. Notes
2.650%	08/15/30	1,225	1,201,299
3.375%	03/15/23	2,226	2,336,767
4.000%	02/15/25	105	114,544
4.500%	04/15/38	1,077	1,176,456
4.700%	04/15/48	447	483,167
5.500%	02/15/49	505	601,845
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	52	54,427
6.000%	06/01/26(a)	429	462,940
ONEOK, Inc.,
Gtd. Notes
3.400%	09/01/29	614	631,029
4.250%	02/01/22	171	174,785
5.850%	01/15/26	94	110,122
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.150%	12/15/29	275	279,705
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.850%	10/15/23	900	953,125
4.300%	01/31/43	1,695	1,552,376
4.650%	10/15/25	105	115,257
4.700%	06/15/44	125	119,741
5.150%	06/01/42	160	162,437
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.200%	03/15/28	1,740	1,912,329
4.500%	05/15/30	3,591	4,029,988
5.000%	03/15/27	1,430	1,630,179
5.625%	04/15/23	475	515,272
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.250%	04/01/24(a)	500	540,275
5.300%	04/01/44	195	201,396
5.400%	10/01/47	300	320,979
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	09/15/24	262	265,522
5.500%	01/15/28	105	102,676
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	95	95,336
5.500%	03/01/30	130	136,478
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.875%	04/15/26(a)	380	$398,186
6.500%	07/15/27(a)	443	481,346
6.875%	01/15/29(a)	500	550,729
TC PipeLines LP,
Sr. Unsec’d. Notes
4.375%	03/13/25	250	276,726
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
2.800%	10/15/22	130	133,559
4.150%	01/15/48	225	227,709
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
4.625%	03/01/34	905	1,019,668
4.750%	05/15/38	45	51,610
6.200%	10/15/37	105	136,780
Transcanada Trust (Canada),
Gtd. Notes, Series 16-A
5.875%(ff)	08/15/76(a)	451	491,327
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	1,090	1,145,028
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	500	513,043
4.000%	07/01/22	255	261,444
4.350%	02/01/25(a)	525	543,019
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22(a)	1,453	1,487,708
3.900%	01/15/25	5,475	5,933,967
4.000%	09/15/25	825	905,517
4.900%	01/15/45	95	105,320
5.400%	03/04/44	80	93,104
			56,638,914
Real Estate — 0.0%
GAIF Bond Issuer Pty Ltd. (Australia),
Gtd. Notes, 144A
3.400%	09/30/26	248	266,762
Kennedy-Wilson, Inc.,
Gtd. Notes
4.750%	03/01/29	695	712,528
5.875%	04/01/24	46	46,450
			1,025,740
Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.375%	08/15/31	575	606,362
4.000%	02/01/50	85	90,930
4.900%	12/15/30(a)	392	465,475
American Tower Corp.,
Sr. Unsec’d. Notes
2.100%	06/15/30(a)	2,875	2,747,002
2.750%	01/15/27	1,502	1,569,224
3.375%	05/15/24	550	589,695

A38

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Boston Properties LP,
Sr. Unsec’d. Notes
2.550%	04/01/32	3,660	$3,506,298
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	550	539,635
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	945	913,641
Crown Castle International Corp.,
Sr. Unsec’d. Notes
1.050%	07/15/26	2,750	2,661,520
2.100%	04/01/31	1,555	1,467,980
2.900%	04/01/41	1,825	1,678,378
3.100%	11/15/29	185	190,805
3.300%	07/01/30	468	489,105
3.650%	09/01/27	130	142,117
3.800%	02/15/28	540	588,645
CubeSmart LP,
Gtd. Notes
4.375%	12/15/23	825	897,803
Duke Realty LP,
Gtd. Notes
3.625%	04/15/23	86	90,411
Sr. Unsec’d. Notes
1.750%	07/01/30	600	560,191
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27(a)	540	571,032
5.250%	05/01/25	168	171,370
Essex Portfolio LP,
Gtd. Notes
2.650%	09/01/50	280	233,567
3.000%	01/15/30	575	588,803
Healthcare Trust of America Holdings LP,
Gtd. Notes
2.000%	03/15/31	1,690	1,575,655
3.100%	02/15/30	511	526,314
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
2.875%	01/15/31	270	273,479
3.000%	01/15/30	624	642,839
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27(a)	392	401,375
4.875%	09/15/29(a)	410	415,215
5.250%	03/15/28	150	155,972
Kilroy Realty LP,
Gtd. Notes
3.800%	01/15/23(a)	1,075	1,121,732
4.750%	12/15/28	775	876,719
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
5.625%	05/01/24	740	795,261
5.750%	02/01/27(a)	551	608,094
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Mid-America Apartments LP,
Sr. Unsec’d. Notes
1.700%	02/15/31	625	$574,629
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	10/15/27	140	150,605
4.300%	10/15/28	125	139,661
Prologis LP,
Sr. Unsec’d. Notes
2.125%	10/15/50	185	148,393
Regency Centers LP,
Gtd. Notes
2.950%	09/15/29	740	753,411
3.700%	06/15/30(a)	600	644,627
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	367	376,241
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.875%	02/15/27	235	240,152
Scentre Group Trust 1/Scentre Group Trust 2 (Australia),
Gtd. Notes, 144A
3.250%	10/28/25	473	499,928
3.500%	02/12/25	140	148,950
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	06/15/27	295	317,827
3.500%	09/01/25(a)	330	358,149
UDR, Inc.,
Gtd. Notes
3.000%	08/15/31	135	137,627
Gtd. Notes, MTN
2.100%	08/01/32	250	232,833
3.200%	01/15/30	310	325,791
3.500%	07/01/27	110	119,409
Ventas Realty LP,
Gtd. Notes
3.500%	02/01/25	925	999,393
VEREIT Operating Partnership LP,
Gtd. Notes
2.850%	12/15/32	725	702,738
3.400%	01/15/28	675	713,389
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	730	729,350
4.125%	08/15/30	195	196,586
WEA Finance LLC (France),
Gtd. Notes, 144A
2.875%	01/15/27	635	632,179
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30	577	594,185
WP Carey, Inc.,
Sr. Unsec’d. Notes
2.400%	02/01/31	375	359,861
3.850%	07/15/29	650	700,664

A39

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
4.000%	02/01/25	350	$379,867
			39,929,089
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	415	419,769
5.750%	04/15/25	270	286,855
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.625%	02/10/23(a)	2,803	2,805,074
1.300%	02/10/28	1,250	1,195,818
2.500%	02/10/41	240	217,812
2.800%	02/10/51	460	412,600
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%
0.645%(c)	08/10/22(a)	359	359,345
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
2.700%	07/26/22	401	411,814
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30	65	66,343
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30(a)	350	403,354
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/30	90	99,679
Dollar General Corp.,
Sr. Unsec’d. Notes
4.125%	04/03/50	165	182,893
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28	412	462,774
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.875%	05/15/27(a)	610	712,599
Group 1 Automotive, Inc.,
Gtd. Notes, 144A
4.000%	08/15/28	385	382,525
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.375%	03/15/51(a)	3,540	3,041,325
3.300%	04/15/40	984	1,037,731
4.200%	04/01/43	90	104,604
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
Gtd. Notes, 144A
4.750%	06/01/27	175	184,019
L Brands, Inc.,
Gtd. Notes
6.875%	11/01/35	665	789,751
7.500%	06/15/29	240	272,768
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.000%	10/15/50	935	873,271
3.700%	04/15/46	825	861,001
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25	645	$714,559
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%
0.649%(c)	10/28/21	1,543	1,546,204
Sr. Unsec’d. Notes, MTN
3.625%	09/01/49	880	916,343
4.200%	04/01/50	555	632,559
4.450%	09/01/48	50	58,269
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	40	37,035
3.900%	06/01/29	185	203,316
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	384	395,667
PetSmart, Inc./PetSmart Finance Corp.,
Sr. Sec’d. Notes, 144A
4.750%	02/15/28	1,200	1,227,282
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
7.500%	07/01/25	116	120,491
8.000%	11/15/26	804	844,200
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26	978	1,033,976
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27	295	291,364
Starbucks Corp.,
Sr. Unsec’d. Notes
3.750%	12/01/47	175	182,365
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50	550	559,763
Walmart, Inc.,
Sr. Unsec’d. Notes
3.950%	06/28/38	391	452,215
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	382	403,607
			25,202,939
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
0.550%	01/22/24	460	457,788
1.000%	08/28/25	330	324,079
3.960%(ff)	07/18/30(a)	725	793,201
4.302%(ff)	03/08/29	525	581,632
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23	1,700	1,753,421
Sub. Notes, 144A, MTN
4.125%(ff)	10/18/32	830	897,257
			4,807,378

A40

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
2.500%	12/05/21	771	$780,717
3.500%	12/05/26	130	142,366
4.500%	12/05/36	140	153,167
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.500%	01/15/28(a)	800	849,367
3.875%	01/15/27	1,985	2,153,677
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	128	137,419
4.150%	11/15/30	3,343	3,607,009
Gtd. Notes, 144A
2.450%	02/15/31	1,771	1,673,009
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	1,425	1,429,081
Intel Corp.,
Sr. Unsec’d. Notes
3.250%	11/15/49	2,000	2,004,134
3.734%	12/08/47	150	161,869
3.900%	03/25/30(a)	270	306,306
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25	230	240,350
Sr. Sec’d. Notes, 144A
0.972%	02/15/24	910	908,798
2.670%	09/01/23(a)	320	333,644
NVIDIA Corp.,
Sr. Unsec’d. Notes
3.500%	04/01/50	235	248,279
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.625%	06/01/23	225	243,674
5.350%	03/01/26	1,000	1,165,668
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.400%	05/01/30	375	395,519
3.875%	06/18/26	850	935,018
ON Semiconductor Corp.,
Gtd. Notes, 144A
3.875%	09/01/28	310	318,767
			18,187,838
Software — 0.7%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	2,067	1,738,153
CDK Global, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/27	295	308,844
5.875%	06/15/26	75	77,788
Electronic Arts, Inc.,
Sr. Unsec’d. Notes
1.850%	02/15/31	410	386,987
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.375%	03/01/23	307	$306,107
3.100%	03/01/41(a)	760	747,380
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.650%	06/01/30	130	131,290
2.750%	07/01/24	900	951,454
3.500%	07/01/29	307	331,101
4.200%	10/01/28(a)	900	1,013,780
Intuit, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/27	375	367,886
1.650%	07/15/30	250	236,920
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	395	362,467
2.921%	03/17/52	514	505,753
3.450%	08/08/36(a)	468	516,332
3.500%	11/15/42	90	99,232
3.700%	08/08/46(a)	415	464,752
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29	245	251,896
5.375%	05/15/27	145	155,265
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/22	2,641	2,692,586
2.500%	10/15/22	349	360,050
2.800%	07/08/21	243	244,586
2.800%	04/01/27	714	751,789
2.875%	03/25/31	2,115	2,153,108
3.600%	04/01/40	1,973	1,983,785
3.600%	04/01/50	5,050	4,900,927
3.850%	07/15/36	175	185,302
3.950%	03/25/51	1,150	1,187,325
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
0.450%	08/15/22	784	783,690
1.400%	09/15/27	290	280,311
2.000%	06/30/30	160	152,790
2.950%	09/15/29	513	534,803
3.125%	11/15/22	176	182,366
4.200%	09/15/28	40	45,089
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,800	1,627,236
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	564	599,990
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27	213	233,488
4.500%	05/15/25	3,000	3,347,713
4.650%	05/15/27	85	96,331

A41

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
4.700%	05/15/30	1,973	$2,268,918
			33,565,570
Telecommunications — 1.6%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	200	197,260
Sr. Sec’d. Notes, 144A
10.500%	05/15/27(a)	348	391,785
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26	1,632	1,697,543
America Movil SAB de CV (Mexico),
Sr. Unsec’d. Notes
2.875%	05/07/30	200	203,788
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28	175	169,411
2.250%	02/01/32	310	293,902
2.300%	06/01/27(a)	4,175	4,256,489
2.750%	06/01/31(a)	1,855	1,847,990
3.100%	02/01/43	2,950	2,754,005
3.300%	02/01/52(a)	485	439,919
3.500%	06/01/41	1,890	1,867,984
4.300%	02/15/30	420	472,825
Sr. Unsec’d. Notes, 144A
2.550%	12/01/33	3,839	3,643,941
3.500%	09/15/53	279	258,010
3.550%	09/15/55	1,080	988,443
3.650%	09/15/59	1,329	1,216,413
Bell Canada (Canada),
Gtd. Notes
4.300%	07/29/49	234	264,151
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	03/01/27(a)	612	654,932
Sr. Sec’d. Notes, 144A
5.500%	03/01/24(a)	355	366,053
6.000%	03/01/26(a)	962	1,014,112
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	261	300,155
Frontier Communications Corp.,
Sr. Sec’d. Notes, 144A
5.875%	10/15/27(a)	565	598,786
Sr. Unsec’d. Notes
6.875%	01/15/25(d)	142	91,499
7.625%	04/15/24(d)	49	32,299
Hughes Satellite Systems Corp.,
Gtd. Notes
6.625%	08/01/26(a)	475	526,616
Sr. Sec’d. Notes
5.250%	08/01/26	92	101,599
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(d)	948	591,065
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Gtd. Notes, 144A
8.500%	10/15/24(d)	673	$423,660
9.750%	07/15/25(d)	448	280,093
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)	554	573,143
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	05/01/25	189	193,065
Gtd. Notes, 144A
4.625%	09/15/27	1,000	1,028,711
Lumen Technologies, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	690	704,617
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26	1,174	1,236,149
Sr. Unsec’d. Notes, Series G
6.875%	01/15/28	58	64,605
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23	538	537,956
Rogers Communications, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.600%
0.787%(c)	03/22/22	2,029	2,036,035
Gtd. Notes
3.700%	11/15/49	520	518,252
SES SA (Luxembourg),
Gtd. Notes, 144A
3.600%	04/04/23	70	73,683
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28(a)	800	1,008,305
8.750%	03/15/32	1,328	1,963,074
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	280	323,311
7.250%	09/15/21	74	75,853
7.625%	02/15/25	848	1,011,545
7.625%	03/01/26	755	924,944
7.875%	09/15/23	578	660,458
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33	700	825,783
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.665%	03/06/38	2,797	3,146,694
T-Mobile USA, Inc.,
Gtd. Notes
4.500%	02/01/26(a)	789	808,613
4.750%	02/01/28	1,460	1,557,001
Sr. Sec’d. Notes, 144A
2.050%	02/15/28	3,605	3,536,138
2.250%	11/15/31	1,410	1,338,171
2.550%	02/15/31(a)	1,475	1,441,384
3.000%	02/15/41	600	558,367
3.500%	04/15/25	2,200	2,373,002
3.875%	04/15/30	2,079	2,255,926

A42

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
4.375%	04/15/40	274	$302,988
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.450%	03/20/26	1,150	1,150,737
1.750%	01/20/31	1,915	1,782,977
2.550%	03/21/31	2,150	2,147,181
2.650%	11/20/40	1,605	1,466,982
2.875%	11/20/50	810	719,766
3.150%	03/22/30	2,648	2,790,136
3.400%	03/22/41	1,880	1,909,565
3.550%	03/22/51	1,310	1,309,080
4.016%	12/03/29	2,880	3,220,451
4.272%	01/15/36	1,355	1,526,476
4.812%	03/15/39	550	657,713
5.250%	03/16/37	475	599,598
Sr. Unsec’d. Notes, 144A
1.680%	10/30/30(a)	425	394,343
2.987%	10/30/56	1,048	921,965
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.250%	09/17/50(a)	1,552	1,705,472
4.375%	02/19/43	320	357,467
			79,682,410
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27	345	378,692
6.750%	12/31/25	73	76,739
Sr. Unsec’d. Notes
3.150%	03/15/23	66	67,183
			522,614
Transportation — 0.3%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.900%	08/01/46	565	619,880
4.400%	03/15/42	280	327,794
4.900%	04/01/44	475	597,644
4.950%	09/15/41	125	155,749
5.150%	09/01/43	190	243,692
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
2.850%	12/15/21	3,035	3,069,710
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.050%	03/05/30	300	290,015
CSX Corp.,
Sr. Unsec’d. Notes
2.500%	05/15/51	3,930	3,334,204
3.250%	06/01/27	324	351,765
3.800%	11/01/46	185	197,609
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.000%	04/01/22	750	764,612
3.050%	05/15/50	794	753,661
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
3.950%	10/01/42	165	$182,883
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.875%	06/01/22	760	779,467
Union Pacific Corp.,
Sr. Unsec’d. Notes
3.200%	06/08/21	1,163	1,168,940
4.100%	09/15/67	155	167,359
4.375%	09/10/38(a)	470	543,738
Sr. Unsec’d. Notes, MTN
3.550%	08/15/39	1,145	1,217,552
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.750%	08/15/24	307	322,222
			15,088,496
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.375%	02/01/22	1,020	1,039,324
3.650%	07/29/21	495	498,902
			1,538,226

Total Corporate Bonds (cost $1,463,209,467)			1,462,133,411
Municipal Bonds — 0.2%
Arizona — 0.0%
City of Yuma AZ,
Taxable, Revenue Bonds
1.269%	07/15/26	25	24,925
1.749%	07/15/28	25	24,810
2.102%	07/15/30	35	34,764
			84,499
California — 0.1%
California Statewide Communities Development Authority,
Taxable, Revenue Bonds
1.807%	02/01/30	50	48,252
1.877%	02/01/31	45	42,908
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs
6.582%	05/15/39	175	232,383
Fresno Unified School District,
General Obligation Unlimited, Taxable
1.162%	08/01/26	365	364,544
Municipal Improvement Corp. of Los Angeles,
Taxable, Revenue Bonds, Series C
1.831%	11/01/29	125	120,995
Port of Oakland,
Taxable, Revenue Bonds, Series R
2.099%	05/01/30	30	29,441
2.199%	05/01/31	240	234,787
San Jose Financing Authority,
Taxable, Revenue Bonds
1.812%	06/01/29	175	168,763
1.862%	06/01/30	100	95,380

A43

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	180	$273,631
General Obligation Unlimited, Taxable, BABs
7.550%	04/01/39	865	1,401,386
			3,012,470
Colorado — 0.0%
City & County of Denver Co. Airport System Revenue,
Taxable, Revenue Bonds, Series C
1.572%	11/15/26	120	119,326
Illinois — 0.0%
Chicago O’Hare International Airport,
Taxable, Revenue Bonds, Series D
1.704%	01/01/26	205	207,101
State of Illinois,
General Obligation Unlimited, BABs
7.350%	07/01/35	220	272,360
General Obligation Unlimited, Taxable, BABs
6.630%	02/01/35	1,105	1,321,613
			1,801,074
Louisiana — 0.0%
Louisiana State Transportation Authority,
Taxable, Revenue Bonds, Series A
1.648%	02/15/28	50	48,440
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, Series B
1.047%	01/01/26	525	514,925
1.483%	01/01/28	530	512,696
			1,027,621
New York — 0.1%
City of New York,
General Obligation Unlimited, Taxable, Series D
0.982%	08/01/25	880	876,806
1.396%	08/01/27	1,035	1,013,296
Metropolitan Transportation Authority,
Taxable, Revenue Bonds
5.175%	11/15/49	1,290	1,601,535
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series D
1.920%	11/01/29	250	246,097
New York State Dormitory Authority,
Revenue Bonds, BABs
5.600%	03/15/40	150	200,032
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series F
1.000%	03/15/26	250	246,185
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	265	326,226
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York (cont’d.)
Taxable, Revenue Bonds
5.647%	11/01/40	220	$297,000
			4,807,177
Ohio — 0.0%
American Municipal Power, Inc.,
Revenue Bonds, BABs
7.499%	02/15/50	150	231,511
Pennsylvania — 0.0%
Commonwealth Financing Authority,
Taxable, Revenue Bonds, Series C
2.758%	06/01/30	60	61,527
Texas — 0.0%
City of Houston TX Airport System Revenue,
Taxable, Revenue Bonds, Series C
2.235%	07/01/29	190	191,052

Total Municipal Bonds (cost $10,567,482)			11,384,697
Residential Mortgage-Backed Securities — 1.7%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 5A1
2.955%(cc)	09/25/35	33	29,401
Alternative Loan Trust,
Series 2005-63, Class 1A1
2.703%(cc)	12/25/35	1,444	1,385,019
Series 2005-64CB, Class 1A15
5.500%	12/25/35	1,475	1,471,516
Series 2005-J06, Class 2A1
5.500%	07/25/25	5	5,365
Series 2005-J14, Class A3
5.500%	12/25/35	2,798	2,361,549
Series 2006-41CB, Class 2A13
5.750%	01/25/37	2,389	1,799,515
Series 2006-J02, Class A1, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.609%(c)	04/25/36	46	19,675
Series 2007-OA06, Class A1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	06/25/37	1,166	1,089,919
American Home Mortgage Assets Trust,
Series 2006-02, Class 2A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
0.489%(c)	09/25/46	217	210,045
Angel Oak Mortgage Trust,
Series 2019-05, Class A3, 144A
2.921%(cc)	10/25/49	2,892	2,925,695
Series 2020-01, Class B1, 144A
3.764%(cc)	12/25/59	1,600	1,616,570
Angel Oak Mortgage Trust I LLC,
Series 2018-02, Class A2, 144A
3.776%(cc)	07/27/48	27	27,084
Series 2019-01, Class A2, 144A
4.022%(cc)	11/25/48	49	50,053
Series 2019-04, Class B2, 144A
5.664%(cc)	07/26/49	3,884	3,879,670

A44

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Antler Mortgage Trust,
Series 2018-RTL01, Class A1, 144A
4.335%	07/25/22	18	$18,413
Arroyo Mortgage Trust,
Series 2018-01, Class A1, 144A
3.763%(cc)	04/25/48	115	115,832
Series 2019-01, Class A2, 144A
4.057%(cc)	01/25/49	139	142,860
Banc of America Alternative Loan Trust,
Series 2004-06, Class 4A1
5.000%	07/01/21	9	8,799
Banc of America Funding Trust,
Series 2005-01, Class 1A1
5.500%	02/25/35	121	123,763
Series 2005-07, Class 30PO, PO
2.090%(s)	11/25/35	18	16,248
Series 2005-B, Class 3M1, 1 Month LIBOR + 0.675% (Cap 11.000%, Floor 0.675%)
0.786%(c)	04/20/35	86	86,046
Series 2006-01, Class 2A1
5.500%	01/25/36	5	5,268
Series 2006-D, Class 5A2
3.143%(cc)	05/20/36	7	6,639
Series 2007-05, Class 4A1, 1 Month LIBOR + 0.370% (Cap 7.000%, Floor 0.370%)
0.479%(c)	07/25/37	3,229	2,186,295
Series 2014-R07, Class 1A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.259%(c)	05/26/36	53	51,839
Series 2014-R07, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.249%(c)	09/26/36	29	28,313
Series 2015-R04, Class 5A1, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
0.268%(c)	10/25/36	139	136,389
Banc of America Mortgage Trust,
Series 2004-D, Class 2A1
3.774%(cc)	05/25/34	1	1,003
Series 2004-D, Class 2A2
3.774%(cc)	05/25/34	8	8,027
Series 2007-03, Class 1A1
6.000%	09/25/37	52	51,505
BCAP LLC Trust,
Series 2007-AA02, Class 2A12
5.500%	04/25/37	1,236	828,369
Series 2009-RR10, Class 18A2, 144A
6.000%(cc)	03/26/37	774	559,669
Bear Stearns ARM Trust,
Series 2003-04, Class 3A1
2.985%(cc)	07/25/33	33	34,604
Series 2005-12, Class 22A1
2.332%(cc)	02/25/36	34	34,185
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-AC05, Class A1
5.750%(cc)	10/25/34	74	74,937
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Citicorp Mortgage Securities Trust,
Series 2007-05, Class 1A9
6.000%	06/25/37	115	$115,019
Citigroup Mortgage Loan Trust,
Series 2014-10, Class 1A1, 144A, 1 Month LIBOR + 0.135% (Cap N/A, Floor 0.135%)
0.253%(c)	11/25/36	88	84,353
Series 2014-10, Class 3A1, 144A
0.516%(cc)	07/25/36	91	88,803
Series 2014-10, Class 4A1, 144A
0.287%(cc)	02/25/37	157	150,955
Series 2014-11, Class 4A1, 144A, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
2.025%(c)	07/25/36	72	69,336
Series 2014-12, Class 1A4, 144A, 1 Month LIBOR + 0.125% (Cap N/A, Floor 0.125%)
0.380%(c)	08/25/36	138	137,044
Series 2014-12, Class 2A4, 144A
3.027%(cc)	02/25/37	47	46,809
Series 2014-C, Class A, 144A
3.250%(cc)	02/25/54	21	21,078
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-01, Class 3A4
5.250%	09/25/33	27	26,990
Series 2005-02, Class 2A11
5.500%	05/25/35	83	85,055
COLT Mortgage Loan Trust,
Series 2020-01, Class A1, 144A
2.488%(cc)	02/25/50	229	231,274
Connecticut Avenue Securities Trust,
Series 2019-R01, Class 2M2, 144A, 1 Month LIBOR + 2.450% (Cap N/A, Floor 0.000%)
2.559%(c)	07/25/31	137	137,216
Series 2019-R02, Class 1M2, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)
2.409%(c)	08/25/31	87	86,811
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
2.259%(c)	09/25/31	105	104,958
Series 2019-R04, Class 2M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.209%(c)	06/25/39	391	392,277
Series 2019-R05, Class 1M2, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.109%(c)	07/25/39	273	273,341
Series 2019-R07, Class 1M2, 144A, 1 Month LIBOR + 2.100% (Cap N/A, Floor 0.000%)
2.209%(c)	10/25/39	192	191,927
Series 2020-R01, Class 1M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.909%(c)	01/25/40	13	12,554
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.159%(c)	01/25/40	633	632,082

A45

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-R02, Class 2M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	01/25/40	20	$19,786
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-05, Class 2A9
5.250%	05/25/34	119	120,307
Series 2007-03, Class A16
6.000%	04/25/37	679	505,705
Series 2007-05, Class A6, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.459%(c)	05/25/37	16	7,956
Series 2007-09, Class A11
5.750%	07/25/37	1,008	779,797
Series 2007-HYB01, Class 2A1
2.839%(cc)	03/25/37	1,263	1,188,998
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-05, Class 1A1
5.000%	07/25/20	6	5,709
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates,
Series 2004-AR05, Class 7A2
3.377%(cc)	06/25/34	10	10,412
Series 2005-04, Class 2A9
5.500%	06/25/35	892	748,075
Credit Suisse Mortgage-Backed Trust,
Series 2006-04, Class 1A8, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 6.000%)
6.000%(c)	05/25/36	1,340	1,046,596
Deephaven Residential Mortgage Trust,
Series 2017-02A, Class A1, 144A
2.453%(cc)	06/25/47	10	9,957
Series 2019-02A, Class B1, 144A
4.722%(cc)	04/25/59	100	98,360
Series 2019-02A, Class M1, 144A
3.921%(cc)	04/25/59	525	530,857
Series 2019-03A, Class B1, 144A
4.258%(cc)	07/25/59	2,000	1,990,897
Series 2019-04A, Class B1, 144A
3.986%(cc)	10/25/59	134	133,695
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2006-AR02, Class 1A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
0.229%(c)	05/25/36	1,816	1,771,584
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2005-01, Class 1A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.609%(c)	02/25/35	15	14,319
Series 2005-01, Class 2A1
5.077%(cc)	02/01/22	3	2,829
Series 2006-AR01, Class 1A3, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.330%)
0.439%(c)	02/25/36	3,770	3,804,279
Fannie Mae Connecticut Avenue Securities,
Series 2017-C03, Class 1B1, 1 Month LIBOR + 4.850% (Cap N/A, Floor 0.000%)
4.959%(c)	10/25/29	2,500	2,665,657
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Fannie Mae Interest Strips,
Series 293, Class 1, PO
1.090%(s)	12/25/24	40	$39,641
Series 369, Class 12, IO
5.500%(cc)	05/25/36	202	38,075
Series 383, Class 60, IO
6.500%	10/25/37	63	10,387
Series 416, Class A300
3.000%	11/25/42	746	768,635
Series 417, Class C11, IO
2.500%	02/25/28	1,720	112,587
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	31	32,904
Series 1993-136, Class ZB
6.000%(cc)	07/25/23	24	25,706
Series 1993-141, Class Z
7.000%	08/25/23	27	28,488
Series 1993-147, Class Z
7.000%	08/25/23	22	23,091
Series 1994-29, Class Z
6.500%	02/25/24	48	51,026
Series 1996-04, Class SA, IO, 1 Month LIBOR x (1) + 8.500% (Cap 8.500%, Floor 0.000%)
8.391%(c)	02/25/24	12	1,109
Series 1997-33, Class PA
8.500%	06/18/27	111	126,604
Series 1997-57, Class PN
5.000%	09/18/27	64	69,678
Series 2001-16, Class Z
6.000%	05/25/31	93	105,940
Series 2001-81, Class HE
6.500%	01/25/32	150	177,775
Series 2002-14, Class A1
7.000%	01/25/42	581	683,894
Series 2002-82, Class PE
6.000%	12/25/32	155	180,647
Series 2002-86, Class PG
6.000%	12/25/32	387	457,548
Series 2002-90, Class A2
6.500%	11/25/42	144	167,263
Series 2004-68, Class LC
5.000%	09/25/29	144	161,484
Series 2005-022, Class DA
5.500%	12/25/34	7	6,650
Series 2005-057, Class NK, 1 Month LIBOR x (4) + 22.000% (Cap 22.000%, Floor 0.000%)
21.565%(c)	07/25/35	39	57,429
Series 2005-084, Class XM
5.750%	10/25/35	37	42,115
Series 2005-102, Class PG
5.000%	11/25/35	431	495,854
Series 2005-110, Class GL
5.500%	12/25/35	353	398,874

A46

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-02, Class LY, 1 Month LIBOR x (16) + 96.000% (Cap 8.000%, Floor 0.000%)
8.000%(c)	12/25/35	14	$15,882
Series 2006-09, Class KZ
6.000%	03/25/36	207	239,069
Series 2006-20, Class IB, IO, 1 Month LIBOR x (1) + 6.590% (Cap 6.590%, Floor 0.000%)
6.481%(c)	04/25/36	177	28,854
Series 2006-23, Class NS, 1 Month LIBOR x (18) + 108.000% (Cap 9.000%, Floor 0.000%)
9.000%(c)	04/25/36	37	46,501
Series 2006-77, Class PC
6.500%	08/25/36	80	92,821
Series 2007-058, Class SV, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.641%(c)	06/25/37	166	24,740
Series 2007-079, Class PE
5.000%	08/25/37	366	398,049
Series 2007-102, Class SA, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.291%(c)	11/25/37	348	60,901
Series 2007-33, Class HF, 1 Month LIBOR + 0.350% (Cap 7.000%, Floor 0.350%)
0.459%(c)	04/25/37	173	174,490
Series 2008-91, Class SI, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.891%(c)	03/25/38	215	24,533
Series 2009-062, Class WA
5.573%(cc)	08/25/39	369	413,858
Series 2009-112, Class ST, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.141%(c)	01/25/40	330	58,851
Series 2009-112, Class SW, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.141%(c)	01/25/40	217	28,147
Series 2010-10, Class NT
5.000%	02/25/40	836	942,170
Series 2010-35, Class SB, IO, 1 Month LIBOR x (1) + 6.420% (Cap 6.420%, Floor 0.000%)
6.311%(c)	04/25/40	111	17,895
Series 2010-49, Class SC, 1 Month LIBOR x (2) + 12.660% (Cap 12.660%, Floor 0.000%)
12.443%(c)	03/25/40	58	73,332
Series 2010-64, Class DM
5.000%	06/25/40	75	84,884
Series 2011-22, Class MA
6.500%	04/25/38	3	3,018
Series 2011-39, Class ZA
6.000%	11/25/32	186	215,295
Series 2011-52, Class GB
5.000%	06/25/41	925	1,056,904
Series 2011-99, Class DB
5.000%	10/25/41	672	764,596
Series 2012-111, Class B
7.000%	10/25/42	107	128,383
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-153, Class B
7.000%	07/25/42	391	$470,527
Series 2013-04, Class AJ
3.500%	02/25/43	435	457,846
Series 2013-096, Class YA
3.500%	09/25/38	508	528,226
Series 2019-25, Class PA
3.000%	05/25/48	437	470,246
Series G93-17, Class S, IO, 1 Month LIBOR x (1) + 9.000% (Cap 9.000%, Floor 0.000%)
8.891%(c)	04/25/23	31	1,963
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.859%(c)	02/25/50	34	33,780
Series 2020-DNA03, Class M2, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 0.000%)
3.109%(c)	06/25/50	1,046	1,051,563
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
2.817%(c)	10/25/50	511	513,956
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA02, Class M1, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.909%(c)	12/25/30	33	33,447
Series 2018-HQA02, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.859%(c)	10/25/48	34	34,315
Series 2019-HQA03, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)
1.959%(c)	09/25/49	184	182,664
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	58	60,901
Freddie Mac REMICS,
Series 1621, Class J
6.400%	11/15/23	17	17,696
Series 1630, Class PK
6.000%	11/15/23	43	45,593
Series 1675, Class KZ
6.500%	02/15/24	39	42,682
Series 1680, Class PK
6.500%	02/15/24	37	39,445
Series 1695, Class EB
7.000%	03/15/24	57	60,199
Series 1980, Class Z
7.000%	07/15/27	147	167,381
Series 2353, Class KZ
6.500%	09/15/31	184	216,970
Series 2535, Class AW
5.500%	12/15/32	57	65,015
Series 2557, Class HL
5.300%	01/15/33	425	489,865
Series 2595, Class DC
5.000%	04/15/23	71	73,376

A47

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2595, Class GC
5.500%	04/15/23	29	$30,376
Series 2611, Class TM, 1 Month LIBOR x (10) + 65.000% (Cap 10.000%, Floor 0.000%)
10.000%(c)	05/15/33	19	22,680
Series 2626, Class JC
5.000%	06/15/23	185	191,074
Series 2643, Class SA, 1 Month LIBOR x (6.5) + 45.500% (Cap 45.500%, Floor 0.000%)
44.811%(c)	03/15/32	10	19,807
Series 2755, Class ZA
5.000%	02/15/34	374	422,800
Series 2862, Class GB
5.000%	09/15/24	32	32,925
Series 2885, Class LZ
6.000%	11/15/34	989	1,158,736
Series 2893, Class PE
5.000%	11/15/34	213	241,281
Series 2922, Class SU, 1 Month LIBOR x (2) + 14.300% (Cap 14.300%, Floor 0.000%)
14.088%(c)	02/15/35	60	77,937
Series 2980, Class QA
6.000%	05/15/35	179	210,586
Series 2990, Class SR, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.544%(c)	03/15/35	291	32,415
Series 3005, Class ED
5.000%	07/15/25	103	109,616
Series 3017, Class OC, PO
0.500%(s)	08/15/25	10	9,822
Series 3126, Class AO, PO
2.000%(s)	03/15/36	57	52,457
Series 3187, Class Z
5.000%	07/15/36	336	379,998
Series 3201, Class IN, IO, 1 Month LIBOR x (1) + 6.250% (Cap 6.250%, Floor 0.000%)
6.138%(c)	08/15/36	139	19,110
Series 3218, Class HS, IO, 1 Month LIBOR x (1) + 7.200% (Cap 7.200%, Floor 0.000%)
7.094%(c)	09/15/26	178	20,173
Series 3237, Class BO, PO
3.500%(s)	11/15/36	268	225,937
Series 3306, Class TB, 1 Month LIBOR + 2.750% (Cap 8.840%, Floor 0.000%)
2.856%(c)	04/15/37	16	17,050
Series 3306, Class TC, 1 Month LIBOR + 2.210% (Cap 8.640%, Floor 0.000%)
2.316%(c)	04/15/37	14	14,729
Series 3385, Class SN, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.894%(c)	11/15/37	23	3,472
Series 3405, Class PE
5.000%	01/15/38	288	330,165
Series 3593, Class SL, IO, 1 Month LIBOR x (1) + 6.400% (Cap 6.400%, Floor 0.000%)
6.294%(c)	11/15/24	39	1,831
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 3605, Class NC
5.500%	06/15/37	492	$565,304
Series 3609, Class SA, IO, 1 Month LIBOR x (1) + 6.340% (Cap 6.340%, Floor 0.000%)
6.234%(c)	12/15/39	465	71,597
Series 3648, Class CY
4.500%	03/15/30	415	459,022
Series 3662, Class PJ
5.000%	04/15/40	396	448,778
Series 3677, Class PB
4.500%	05/15/40	470	511,760
Series 3688, Class GT
7.400%(cc)	11/15/46	98	116,163
Series 3739, Class MC
4.000%	11/15/38	638	647,658
Series 3740, Class SB, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.894%(c)	10/15/40	133	20,267
Series 3784, Class S, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.494%(c)	07/15/23	89	4,386
Series 3852, Class QN, 1 Month LIBOR x (3.618) + 27.211% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	128	135,811
Series 3852, Class TP, 1 Month LIBOR x (3.667) + 27.500% (Cap 5.500%, Floor 0.000%)
5.500%(c)	05/15/41	158	167,085
Series 3859, Class JB
5.000%	05/15/41	400	438,207
Series 4030, Class IL, IO
3.500%	04/15/27	888	54,658
Series 4246, Class PT
6.500%	02/15/36	153	180,531
Series 4273, Class PD
6.500%	11/15/43	735	875,377
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	391	414,432
Series 304, Class C32, IO
3.000%	12/15/27	857	51,072
GCAT Trust,
Series 2019-NQM02, Class A3, 144A
3.162%	09/25/59	2,333	2,360,499
Series 2019-NQM03, Class A1, 144A
2.686%(cc)	11/25/59	213	218,382
Series 2020-NQM01, Class A1, 144A
2.247%	01/25/60	390	397,256
GMACM Mortgage Loan Trust,
Series 2003-J10, Class A1
4.750%	04/01/44	5	4,861
Series 2005-AR02, Class 2A
3.695%(cc)	05/25/35	494	483,868
Government National Mortgage Assoc.,
Series 2002-84, Class PH
6.000%	11/16/32	376	376,178

A48

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2003-25, Class PZ
5.500%	04/20/33	248	$264,518
Series 2003-58, Class PC
5.000%	07/20/33	693	758,005
Series 2003-86, Class ZC
4.500%	10/20/33	176	193,532
Series 2004-19, Class KE
5.000%	03/16/34	706	786,263
Series 2004-86, Class SP, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.989%(c)	09/20/34	291	27,587
Series 2004-88, Class ES, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.993%(c)	06/17/34	231	10,556
Series 2005-30, Class WD
6.000%	07/20/33	2	1,680
Series 2006-26, Class S, IO, 1 Month LIBOR x (1) + 6.500% (Cap 6.500%, Floor 0.250%)
6.389%(c)	06/20/36	214	30,798
Series 2007-16, Class KU, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.539%(c)	04/20/37	283	48,137
Series 2007-24, Class SA, IO, 1 Month LIBOR x (1) + 6.510% (Cap 6.510%, Floor 0.000%)
6.399%(c)	05/20/37	659	119,928
Series 2007-35, Class TE
6.000%	06/20/37	557	640,622
Series 2007-58, Class SD, IO, 1 Month LIBOR x (1) + 6.490% (Cap 6.490%, Floor 0.000%)
6.379%(c)	10/20/37	415	70,208
Series 2008-73, Class SK, IO, 1 Month LIBOR x (1) + 6.740% (Cap 6.740%, Floor 0.000%)
6.629%(c)	08/20/38	334	56,873
Series 2008-79, Class SA, IO, 1 Month LIBOR x (1) + 7.550% (Cap 7.550%, Floor 0.000%)
7.439%(c)	09/20/38	163	25,892
Series 2009-016, Class SJ, IO, 1 Month LIBOR x (1) + 6.800% (Cap 6.800%, Floor 0.000%)
6.689%(c)	05/20/37	410	61,028
Series 2009-036, Class IE, IO, 1 Month LIBOR x (3.333) + 20.667% (Cap 1.000%, Floor 0.000%)
1.000%(c)	09/20/38	830	17,989
Series 2009-065, Class LB
6.000%	07/16/39	42	47,890
Series 2009-077, Class CS, IO, 1 Month LIBOR x (1) + 7.000% (Cap 7.000%, Floor 0.000%)
6.894%(c)	06/16/38	123	4,414
Series 2009-081, Class A
5.750%	09/20/36	96	109,256
Series 2009-106, Class ST, IO, 1 Month LIBOR x (1) + 6.000% (Cap 6.000%, Floor 0.000%)
5.889%(c)	02/20/38	332	54,978
Series 2009-106, Class XL, IO, 1 Month LIBOR x (1) + 6.750% (Cap 6.750%, Floor 0.000%)
6.639%(c)	06/20/37	236	42,770
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2009-127, Class IA, IO, 1 Month LIBOR x (1) + 6.450% (Cap 0.450%, Floor 0.000%)
0.450%(c)	09/20/38	1,347	$14,409
Series 2010-031, Class SK, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
5.989%(c)	11/20/34	214	24,475
Series 2010-085, Class ID, IO
6.000%	09/20/39	179	25,164
Series 2010-129, Class AW
5.942%(cc)	04/20/37	555	639,133
Series 2010-157, Class OP, PO
2.350%(s)	12/20/40	232	207,909
Series 2011-75, Class GP
4.000%	05/20/41	1,005	1,092,663
Series 2013-H04, Class BA
1.650%	02/20/63	63	62,735
Series 2013-H05, Class FB, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.520%(c)	02/20/62	27	26,740
GSMSC Resecuritization Trust,
Series 2014-01R, Class 1A, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
0.288%(c)	04/26/37	34	33,489
GSR Mortgage Loan Trust,
Series 2004-06F, Class 2A4
5.500%	05/25/34	64	66,387
Series 2004-11, Class 1A1
3.403%(cc)	09/25/34	43	44,925
Series 2005-07F, Class 3A2, 1 Month LIBOR + 0.500% (Cap 6.000%, Floor 0.500%)
0.609%(c)	09/25/35	321	310,781
Series 2005-AR07, Class 6A1
2.873%(cc)	11/25/35	971	974,111
Series 2006-02F, Class 2A1
5.750%	02/25/36	14	14,005
Series 2006-03F, Class 2A7
5.750%	03/25/36	45	48,894
HarborView Mortgage Loan Trust,
Series 2004-09, Class 2A
3.296%(cc)	12/19/34	5	4,185
Series 2006-09, Class 2A1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)
0.530%(c)	11/19/36	49	46,213
HomeBanc Mortgage Trust,
Series 2005-04, Class A1, 1 Month LIBOR + 0.540% (Cap 11.500%, Floor 0.540%)
0.649%(c)	10/25/35	49	49,566
Impac CMB Trust,
Series 2005-01, Class 2A1, 1 Month LIBOR + 0.510% (Cap 11.250%, Floor 0.510%)
0.619%(c)	04/25/35	113	112,732
JPMorgan Mortgage Trust,
Series 2004-S01, Class 3A1
5.500%	09/25/34	7	7,205
Series 2005-S02, Class 4A3
5.500%	09/01/21	26	23,010

A49

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2006-A02, Class 5A1
2.534%(cc)	11/25/33	15	$15,561
Series 2006-A02, Class 5A3
2.534%(cc)	11/25/33	56	58,552
Series 2007-A01, Class 5A5
2.578%(cc)	07/25/35	37	38,145
JPMorgan Seasoned Mortgage Trust,
Series 2014-01, Class A2, 144A, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
0.609%(c)	05/25/33	100	98,875
Lehman Mortgage Trust,
Series 2006-04, Class 3A1
5.000%	08/25/21	1	1,459
MASTR Adjustable Rate Mortgages Trust,
Series 2004-08, Class 5A1
2.687%(cc)	08/25/34	21	20,616
Series 2004-13, Class 3A7
3.178%(cc)	11/21/34	56	57,006
Series 2004-15, Class 4A1
2.474%(cc)	12/25/34	381	374,049
MASTR Alternative Loan Trust,
Series 2003-05, Class 30B1
5.922%(cc)	08/25/33	731	739,170
Series 2003-08, Class 5A1
5.000%	09/01/37	—(r)	240
Series 2004-01, Class 4A1
5.500%	02/25/34	55	56,615
Series 2004-03, Class 2A1
6.250%	04/25/34	116	117,755
Series 2005-05, Class 3A1
5.750%	08/25/35	48	34,261
MASTR Asset Securitization Trust,
Series 2003-11, Class 8A1
5.500%	12/25/33	117	115,731
Series 2004-P07, Class A6, 144A
5.500%	12/27/33	16	15,279
Series 2006-03, Class 30PO, PO
2.820%(s)	10/25/36	71	56,525
Merrill Lynch Mortgage Investors Trust,
Series 2003-F, Class A1, 1 Month LIBOR + 0.640% (Cap 11.750%, Floor 0.640%)
0.749%(c)	10/25/28	149	150,290
Series 2004-B, Class A1, 1 Month LIBOR + 0.500% (Cap 11.750%, Floor 0.500%)
0.609%(c)	05/25/29	170	169,814
Series 2004-HB01, Class A3
1.944%(cc)	04/25/29	47	46,205
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-HYB01, Class A3
1.634%(cc)	03/25/33	109	112,030
Morgan Stanley Mortgage Loan Trust,
Series 2004-07AR, Class 2A6
2.568%(cc)	09/25/34	67	68,602
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Nomura Resecuritization Trust,
Series 2015-02R, Class 4A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
0.320%(c)	12/26/36	29	$29,104
PHH Mortgage Trust,
Series 2008-CIM02, Class 5A1
6.000%	07/25/38	16	16,752
Prime Mortgage Trust,
Series 2004-CL01, Class 1A1
6.000%	02/25/34	84	85,162
Residential Accredit Loans Trust,
Series 2003-QS16, Class A1
5.000%	04/01/55	2	2,103
Series 2006-QS04, Class A9
6.000%	04/25/36	787	752,278
Residential Asset Securitization Trust,
Series 2004-IP02, Class 1A1
2.795%(cc)	12/25/34	128	134,733
Series 2006-R01, Class A2, 1 Month LIBOR + 0.400% (Cap 7.500%, Floor 0.400%)
0.509%(c)	01/25/46	268	91,857
RFMSI Trust,
Series 2006-S09, Class A1
6.250%	09/25/36	43	41,480
Series 2007-SA04, Class 3A1
4.380%(cc)	10/25/37	150	128,556
Sequoia Mortgage Trust,
Series 2004-08, Class A2, 6 Month LIBOR + 0.740% (Cap 11.500%, Floor 0.740%)
0.937%(c)	09/20/34	116	118,107
Starwood Mortgage Residential Trust,
Series 2018-IMC02, Class A2, 144A
4.223%(cc)	10/25/48	63	63,900
Series 2019-01, Class A1, 144A
2.941%(cc)	06/25/49	108	108,684
Series 2019-INV01, Class A3, 144A
2.916%(cc)	09/27/49	83	83,763
Series 2019-INV01, Class M1, 144A
3.056%(cc)	09/27/49	3,200	3,103,478
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-9XS, Class A, 1 Month LIBOR + 0.370% (Cap N/A, Floor 0.370%)
0.479%(c)	07/25/34	330	337,868
Structured Asset Mortgage Investments II Trust,
Series 2004-AR01, Class 1A1, 1 Month LIBOR + 0.700% (Cap 11.000%, Floor 0.700%)
0.810%(c)	03/19/34	328	327,842
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2003-220A, Class 3A
2.451%(cc)	06/25/33	15	15,460
Series 2003-26A, Class 3A5
2.397%(cc)	09/25/33	74	76,368
Thornburg Mortgage Securities Trust,
Series 2004-03, Class A, 1 Month LIBOR + 0.740% (Cap 11.000%, Floor 0.740%)
0.849%(c)	09/25/34	139	141,227

A50

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Toorak Mortgage Corp. Ltd.,
Series 2018-01, Class A1, 144A
4.336%	08/25/21	49	$48,780
Verus Securitization Trust,
Series 2019-INV02, Class B1, 144A
4.452%(cc)	07/25/59	100	98,138
Series 2020-01, Class B1, 144A
3.624%(cc)	01/25/60	100	100,378
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-07, Class 1A2, 1 Month LIBOR + 0.450% (Cap 9.500%, Floor 0.450%)
0.559%(c)	09/25/35	10	8,328
Series 2005-AR08, Class 2AB2, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.840%)
0.949%(c)	07/25/45	1,454	1,441,021
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2003-AR04, Class A7
3.500%(cc)	05/25/33	113	115,539
Series 2003-S01, Class A5
5.500%	04/25/33	79	80,782
Series 2004-S03, Class 3A2
6.000%	07/25/34	139	141,724
Wells Fargo Mortgage Backed Securities Trust,
Series 2019-03, Class A1, 144A
3.500%(cc)	07/25/49	157	160,878

Total Residential Mortgage-Backed Securities (cost $83,772,755)			83,978,823
Sovereign Bonds — 0.6%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
3.375%	08/20/50(a)	200	192,298
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.450%	01/31/31	760	763,934
2.550%	01/27/32	390	393,529
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.000%	01/30/30	600	587,441
3.125%	04/15/31(a)	1,788	1,749,021
4.000%	02/26/24	200	212,989
4.125%	05/15/51	1,740	1,656,365
4.500%	03/15/29	1,040	1,135,021
5.000%	06/15/45	200	213,364
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.050%	03/12/51(a)	200	198,351
3.350%	03/12/71	200	189,455
3.500%	02/14/50(a)	890	889,604
3.850%	10/15/30	450	493,997
4.450%	04/15/70	560	613,987
6.625%	02/17/37	490	651,900
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
2.659%	05/24/31(a)	3,101	2,938,846
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
3.250%	04/16/30	2,630	$2,656,384
3.750%	01/11/28	1,185	1,267,509
3.771%	05/24/61(a)	2,468	2,185,748
3.900%	04/27/25(a)	530	582,452
4.600%	02/10/48(a)	550	562,358
4.750%	04/27/32	200	222,525
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	302	316,645
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	600	594,701
4.500%	04/01/56	200	219,592
Perusahaan Penerbit SBSN Indonesia III (Indonesia),
Sr. Unsec’d. Notes
4.325%	05/28/25	1,320	1,468,085
4.550%	03/29/26	1,250	1,407,589
Sr. Unsec’d. Notes, 144A
3.800%	06/23/50	200	202,984
4.400%	03/01/28	530	594,505
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31	780	780,812
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.000%	03/14/29	200	227,178
4.500%	04/23/28	490	571,860
4.817%	03/14/49	200	245,370
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	940	1,092,399
5.103%	04/23/48	1,840	2,331,367
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	04/22/60	260	290,633
Sr. Unsec’d. Notes, EMTN
3.750%	01/21/55	920	902,528
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.375%	01/23/31	10	11,594
4.975%	04/20/55	100	122,536

Total Sovereign Bonds (cost $32,209,925)			31,737,456
U.S. Government Agency Obligations — 6.9%
Federal Home Loan Mortgage Corp.
3.000%	05/01/42	61	64,152
3.000%	07/01/42	9	9,757
3.000%	08/01/42	11	12,132
3.000%	08/01/42	15	16,080
3.000%	08/01/42	76	80,109
3.000%	10/01/42	12	12,319
3.000%	10/01/42	43	45,367
3.000%	12/01/42	13	14,249
3.000%	01/01/43	86	91,536
3.000%	02/01/43	101	107,015
3.000%	02/01/43	254	270,520
3.000%	03/01/43	612	652,283
3.000%	03/01/43	644	685,450

A51

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	06/01/43	601	$639,637
3.000%	09/01/49	4,636	4,902,726
3.000%	07/01/50	1,801	1,887,540
3.000%	12/01/50	5,768	6,131,859
4.000%	01/01/32	316	346,881
4.000%	02/01/41	11	12,055
4.000%	02/01/41	18	19,258
4.000%	10/01/42	315	345,419
4.500%	08/01/48	2,056	2,274,131
5.000%	04/01/33	20	22,478
5.000%	08/01/33	1	1,024
5.000%	08/01/33	156	180,085
5.000%	09/01/33	—(r)	454
5.000%	09/01/33	3	2,962
5.000%	10/01/33	1	581
5.000%	04/01/34	1	831
5.000%	11/01/34	4	4,534
5.000%	12/01/34	65	74,592
5.000%	12/01/34	148	172,124
5.000%	07/01/35	1	836
5.000%	11/01/35	1	834
5.000%	04/01/37	112	130,853
5.000%	01/01/39	24	27,423
5.000%	04/01/39	150	174,294
5.000%	07/01/39	15	17,672
5.000%	03/01/49	150	165,692
5.000%	03/01/49	867	959,283
5.000%	11/01/49	1,679	1,856,930
5.500%	01/01/33	43	49,091
5.500%	06/01/35	156	182,694
6.000%	09/01/35	79	94,031
6.000%	12/01/36	42	50,105
6.500%	05/01/25	13	12,957
6.500%	08/01/27	90	101,611
6.500%	01/01/29	33	35,301
6.500%	05/01/36	32	38,308
6.500%	09/01/36	21	24,995
6.500%	05/01/37	68	79,228
7.000%	11/01/37	170	205,920
8.000%	02/01/38	90	99,318
Federal Home Loan Mortgage Corp., 1 Year US Treasury Yield Curve Rate CMT + 2.135% (Cap 10.685%, Floor 2.135%)
2.346%(c)	10/01/36	31	33,438
Federal National Mortgage Assoc.
1.500%	TBA	5,375	5,399,267
2.000%	TBA	11,000	11,288,998
2.000%	TBA	27,220	27,168,963
2.000%	TBA	48,450	48,270,205
2.000%	02/01/36	596	611,889
2.000%	02/01/36	2,219	2,279,592
2.000%	03/01/36	9,612	9,872,993
2.410%	11/01/29	1,947	2,035,481
2.750%	03/01/22	202	205,356
2.840%	11/01/34	1,500	1,577,841
3.000%	11/01/42	18	19,114
3.000%	12/01/42	15	15,422
3.000%	12/01/42	15	15,718
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/01/42	26	$28,002
3.000%	12/01/42	35	36,902
3.000%	12/01/42	35	37,855
3.000%	12/01/42	54	57,795
3.000%	12/01/42	141	150,378
3.000%	12/01/42	575	611,586
3.000%	01/01/43	10	10,428
3.000%	01/01/43	12	12,533
3.000%	01/01/43	13	13,529
3.000%	01/01/43	14	14,396
3.000%	01/01/43	15	16,391
3.000%	01/01/43	16	17,132
3.000%	01/01/43	16	17,391
3.000%	01/01/43	17	17,641
3.000%	01/01/43	25	27,183
3.000%	01/01/43	26	28,124
3.000%	01/01/43	39	41,558
3.000%	01/01/43	54	57,743
3.000%	01/01/43	67	71,769
3.000%	01/01/43	145	154,395
3.000%	03/01/43	15	15,391
3.000%	03/01/43	18	19,430
3.000%	03/01/43	147	156,962
3.000%	03/01/43	338	360,172
3.000%	03/01/43	1,031	1,099,614
3.000%	04/01/43	35	37,823
3.000%	04/01/43	50	53,096
3.000%	04/01/43	82	87,173
3.000%	04/01/43	148	157,734
3.000%	04/01/43	167	177,626
3.000%	04/01/43	174	185,130
3.000%	04/01/43	1,266	1,350,163
3.000%	05/01/43	62	66,244
3.000%	05/01/43	67	71,325
3.000%	05/01/43	160	171,107
3.000%	05/01/43	319	339,845
3.000%	05/01/43	324	345,732
3.000%	05/01/43	653	696,388
3.000%	03/01/44	679	720,438
3.000%	07/01/49	621	650,973
3.000%	10/01/49	930	983,505
3.000%	07/01/50	898	941,495
3.000%	08/01/50	1,845	1,933,488
3.250%	08/01/34	976	1,069,069
3.340%	11/01/30	664	730,256
3.500%	10/01/32	669	720,416
4.000%	11/01/45	391	429,653
4.000%	03/01/46	106	114,883
4.000%	03/01/46	114	124,141
4.000%	06/01/46	139	151,165
4.000%	08/01/46	39	42,168
4.000%	10/01/46	49	53,035
4.000%	10/01/46	226	245,186
4.000%	12/01/47	732	802,115
4.000%	01/01/48	1,759	1,927,794
4.000%	02/01/48	479	527,999
4.000%	02/01/48	1,231	1,348,302

A52

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	06/01/48	1,043	$1,139,249
4.000%	06/01/48	1,138	1,245,342
4.000%	07/01/48	425	461,546
4.000%	07/01/48	443	481,300
4.000%	07/01/48	564	615,997
4.000%	08/01/48	305	327,598
4.500%	07/01/41	122	133,043
4.500%	04/01/44	792	888,598
4.500%	12/01/44	164	182,419
4.500%	06/01/45	832	926,093
4.500%	08/01/45	71	78,269
4.500%	10/01/45	218	241,366
4.500%	11/01/45	115	127,158
4.500%	08/01/46	211	234,550
4.500%	07/01/47	1,568	1,736,936
4.500%	07/01/47	2,064	2,283,942
4.500%	11/01/47	870	960,684
4.500%	09/01/48	1,108	1,222,147
4.500%	01/01/50	6,125	6,646,894
5.000%	06/01/23	47	49,426
5.000%	06/01/24	27	29,990
5.000%	07/01/25	94	98,786
5.000%	09/01/29	74	82,491
5.000%	02/01/35	204	227,647
5.000%	10/01/39	353	410,430
5.000%	01/01/40	873	1,015,828
5.000%	10/01/43	2	2,221
5.000%	05/01/44	193	216,722
5.000%	12/01/44	497	561,280
5.000%	01/01/45	496	559,973
5.000%	06/01/47	48	53,899
5.000%	05/01/48	9	10,025
5.000%	07/01/48	751	832,635
5.000%	11/01/48	5,111	5,773,732
5.000%	02/01/49	12	13,759
5.000%	02/01/49	280	309,345
5.000%	03/01/49	34	37,745
5.000%	11/01/49	185	204,848
5.000%	11/01/49	683	755,237
5.000%	12/01/49	656	725,962
5.000%	01/01/50	730	807,386
5.500%	09/01/23	7	7,301
5.500%	01/01/38	110	128,804
6.000%	08/01/21	3	3,458
6.000%	09/01/22	1	1,186
6.000%	01/01/24	41	42,312
6.000%	07/01/24	13	13,727
6.000%	04/01/28	50	56,410
6.000%	05/01/28	36	40,537
6.000%	12/01/32	220	260,752
6.000%	03/01/34	264	312,906
6.000%	04/01/34	26	27,706
6.000%	04/01/35	69	79,658
6.000%	01/01/36	17	19,643
6.000%	08/01/37	85	101,830
6.500%	09/01/22	11	11,374
6.500%	12/01/23	24	24,767
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	09/01/28	44	$49,688
6.500%	07/01/36	16	19,050
6.500%	05/01/37	12	14,502
6.500%	07/01/37	23	25,767
6.500%	10/01/38	38	44,766
6.500%	10/01/38	54	62,991
8.000%	12/01/36	368	437,580
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate CMT + 2.375% (Cap 10.750%, Floor 2.375%)
2.527%(c)	09/01/37	50	52,443
Government National Mortgage Assoc.
2.000%	TBA	9,780	9,874,744
2.500%	TBA	37,000	38,176,485
2.500%	01/20/51	37,746	38,982,248
2.500%	04/20/51	17,400	17,970,168
3.000%	TBA	12,400	12,912,469
3.000%	07/20/49	1,493	1,564,177
3.000%	08/20/49	1,313	1,368,010
3.000%	09/20/49	2,998	3,141,968
3.000%	11/20/49	19,230	20,104,289
4.000%	02/20/41	5	5,133
4.000%	10/20/41	1	1,250
4.000%	11/20/41	7	8,018
4.000%	04/20/42	4	4,277
4.000%	10/20/42	2	2,651
4.000%	08/20/43	39	42,902
4.000%	03/20/44	4	4,231
4.000%	05/20/44	5	5,147
4.000%	11/20/44	324	357,690
4.000%	05/20/45	34	37,430
4.000%	06/20/45	487	535,787
4.000%	07/20/45	1,588	1,748,619
4.500%	02/20/50	1,258	1,362,444
4.500%	03/20/50	2,215	2,395,753
4.500%	04/20/50	3,859	4,172,001
5.000%	07/15/40	137	154,318
5.000%	07/20/49	886	986,628
5.500%	11/15/32	20	22,532
5.500%	11/15/32	30	34,305
5.500%	01/15/33	22	24,941
5.500%	02/15/33	58	66,033
5.500%	03/15/33	27	30,547
5.500%	03/15/33	35	40,070
5.500%	07/15/33	34	38,394
5.500%	07/15/33	39	44,881
5.500%	08/15/33	28	31,196
5.500%	09/15/33	16	17,942
5.500%	04/15/34	36	40,449
5.500%	05/15/34	15	16,408
5.500%	09/15/34	38	44,196
5.500%	09/15/34	227	263,038
5.500%	12/15/34	269	313,569
5.500%	01/15/35	187	219,607
6.000%	08/15/36	1,067	1,279,215
6.000%	09/20/36	63	70,928
6.000%	05/20/38	6	6,419
6.000%	09/20/38	62	70,937

A53

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	03/20/41	18	$20,457
6.500%	10/15/23	11	11,696
6.500%	01/15/33	92	109,155
6.500%	01/20/39	27	29,608
6.500%	10/20/39	98	114,806
6.500%	10/20/39	121	140,854
6.500%	12/20/40	341	398,759
7.000%	10/20/38	158	191,290
7.000%	12/20/38	59	69,554
7.500%	01/20/35	95	106,134
8.000%	05/20/32	372	421,568

Total U.S. Government Agency Obligations (cost $344,938,431)			347,271,541
U.S. Treasury Obligations — 12.6%
U.S. Treasury Bonds
1.375%	11/15/40	8,747	7,447,250
1.875%	02/15/41(a)	57,580	53,630,372
1.875%	02/15/51(a)	42,620	37,831,909
U.S. Treasury Notes
0.125%	01/31/23(a)	39,740	39,719,820
0.125%	02/28/23(a)	66,771	66,729,268
0.125%	03/31/23	21,790	21,775,530
0.125%	02/15/24(a)	92,050	91,553,793
0.250%	03/15/24	47,768	47,641,116
0.375%	01/31/26(a)	62,580	61,020,389
0.500%	02/28/26(a)	25,608	25,103,843
0.750%	03/31/26	28,330	28,079,899
0.750%	01/31/28(a)	43,550	41,753,563
1.125%	02/29/28(a)	36,545	35,905,463
1.125%	02/15/31(a)	33,846	31,979,182
1.250%	03/31/28	2,470	2,444,528
1.375%	01/31/22(k)	37,947	38,360,563

Total U.S. Treasury Obligations (cost $637,162,144)			630,976,488

Total Long-Term Investments (cost $4,194,370,157)			4,373,525,440

	Shares
Short-Term Investments — 27.1%
Affiliated Mutual Funds — 24.6%
PGIM Core Ultra Short Bond Fund(wa)	669,493,166	669,493,166
PGIM Institutional Money Market Fund (cost $559,994,130; includes $559,940,287 of cash collateral for securities on loan)(b)(wa)	560,257,928	559,977,799

Total Affiliated Mutual Funds (cost $1,229,487,296)		1,229,470,965

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.1%
Chiba Bank, Ltd. (The)
0.290%	06/07/21	2,250	2,250,229
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (continued)
Shinhan Bank
0.470%	11/03/21	1,003	$1,003,974

Total Certificates of Deposit (cost $3,252,999)			3,254,203
Commercial Paper — 1.0%
Air Liquide SA
0.230%(n)	06/15/21	3,000	2,999,398
AT&T, Inc.
0.352%(n)	12/14/21	1,500	1,496,689
B.A.T International Finance PLC
0.350%(n)	04/27/21	1,280	1,279,831
Banco del Estado de Chile
0.412%(n)	12/02/21	986	984,343
Barclays Bank PLC
0.300%(n)	02/11/22	420	419,263
0.301%(n)	02/09/22	381	380,333
BP Capital Markets PLC
0.301%(n)	01/11/22	255	254,447
Chiba Bank, Ltd. (The)
—%	05/07/21	1,530	1,530,190
Dominion Energy, Inc.
0.200%(n)	04/27/21	753	752,901
E. I. du Pont de Nemours & Co.
0.205%(n)	05/17/21	1,500	1,499,593
Electricite de France SA
0.245%(n)	06/28/21	2,250	2,248,665
Enbridge, Inc.
0.230%(n)	05/25/21	2,250	2,249,237
Enel Finance America LLC
0.401%(n)	10/14/21	1,100	1,098,038
ENI Finance USA, Inc.
0.421%(n)	04/05/21	721	720,989
0.250%(n)	06/04/21	1,500	1,499,263
0.452%(n)	03/04/22	500	498,254
Entergy Corp.
0.210%(n)	05/20/21	1,225	1,224,587
Fidelity National Information Services, Inc.
0.300%(n)	05/14/21	800	799,802
FMS Wertmanagement
0.220%(n)	04/23/21	3,100	3,099,859
Glencore Funding LLC
0.280%(n)	04/08/21	750	749,974
HSBC USA Inc.
0.351%(n)	02/25/22	2,680	2,671,080
LVMH Moet Hennessy Louis Vuitton SE
0.281%(n)	09/23/21	1,570	1,568,780
MUFG Bank Ltd.
0.250%(n)	05/24/21	780	779,920
NatWest Markets PLC
0.412%(n)	01/04/22	900	897,907
0.301%(n)	01/07/22	1,450	1,446,592
Norinchukin Bank
—%	12/03/21	1,570	1,571,513
OGE Energy Corp.
0.280%(n)	06/01/21	2,250	2,249,105
Shell International Finance BV
0.250%(n)	08/16/21	1,570	1,569,061

A54

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Paper(continued)
Societe Generale SA
0.220%(n)	12/16/21	2,180	$2,177,182
0.271%(n)	03/03/22	1,500	1,497,079
Suncor Energy, Inc.
0.220%(n)	04/09/21	603	602,977
0.270%(n)	06/01/21	1,650	1,649,344
Telstra Corp. Ltd.
0.281%(n)	02/07/22	3,000	2,992,201
TELUS Corp.
0.220%(n)	06/24/21	1,500	1,499,125
Waste Management, Inc.
0.240%(n)	09/10/21	2,250	2,247,361

Total Commercial Paper (cost $51,195,762)			51,204,883
U.S. Treasury Obligations(n) — 1.4%
U.S. Treasury Bills
0.075%	04/01/21	500	500,000
0.082%	04/15/21(k)	23	23,000
0.018%	05/25/21(k)	400	399,991
0.036%	05/27/21	3,150	3,149,974
0.046%	08/19/21(k)	4,296	4,295,635
0.060%	01/27/22	25,000	24,989,797
0.075%	02/24/22	5,000	4,997,574
0.603%	03/24/22	34,070	34,050,367

Total U.S. Treasury Obligations (cost $72,401,697)			72,406,338

Total Short-Term Investments (cost $1,356,337,754)			1,356,336,389

TOTAL INVESTMENTS—114.6% (cost $5,550,707,911)			5,729,861,829

Liabilities in excess of other assets(z) — (14.6)%			(731,236,103)

Net Assets — 100.0%			$4,998,625,726

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwanese Dollar
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
ABX	Asset-Backed Securities Index
Aces	Alternative Credit Enhancements Securities
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
BATS	Chi-X Europe Stock Exchange
CMBX	Commercial Mortgage-Backed Index
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
CVT	Convertible Security
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NVDR	Non-voting Depositary Receipt
NYSE	New York Stock Exchange
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
STOXX	Stock Index of the Eurozone
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TOPIX	Tokyo Stock Price Index
XTSE	Toronto Stock Exchange
Q	Quarterly payment frequency for swaps
M	Monthly payment frequency for swaps
S	Semiannual payment frequency for swaps

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,124,511 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $548,916,459; cash collateral of $559,940,287 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

A55

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
422	2 Year U.S. Treasury Notes	Jun. 2021	$93,146,609	$(68,142)
782	20 Year U.S. Treasury Bonds	Jun. 2021	120,892,313	(3,426,908)
39	30 Year U.S. Ultra Treasury Bonds	Jun. 2021	7,067,531	(77,201)
836	Euro STOXX 50 Index	Jun. 2021	37,901,383	910,053
409	FTSE 100 Index	Jun. 2021	37,662,187	69,490
926	Mini MSCI EAFE Index	Jun. 2021	101,489,600	(389,267)
458	Russell 2000 E-Mini Index	Jun. 2021	50,895,250	(2,898,527)
1,075	S&P 500 E-Mini Index	Jun. 2021	213,247,750	1,846,818
143	TOPIX Index	Jun. 2021	25,235,674	255,262
				(3,778,422)
Short Positions:
20	5 Year U.S. Treasury Notes	Jun. 2021	2,467,969	1,054
1,153	10 Year U.S. Treasury Notes	Jun. 2021	150,970,937	1,085,281
1,029	10 Year U.S. Ultra Treasury Notes	Jun. 2021	147,854,437	2,771,136
				3,857,471
				$79,049
Forward foreign currency exchange contracts outstanding at March 31, 2021:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/21	Citibank, N.A.	AUD	31,618	$25,012,366	$24,019,580	$—	$(992,786)
Expiring 04/29/21	Merrill Lynch International	AUD	7,520	5,869,528	5,712,645	—	(156,883)
Expiring 04/29/21	State Street Bank & Trust Company	AUD	6,324	4,871,150	4,804,313	—	(66,837)
British Pound,
Expiring 04/01/21	Citibank, N.A.	GBP	536	748,019	739,277	—	(8,742)
Expiring 04/01/21	Royal Bank of Canada	GBP	527	723,303	726,996	3,693	—
Expiring 04/29/21	Barclays Bank PLC	GBP	2,741	3,834,897	3,778,738	—	(56,159)
Expiring 04/29/21	Citibank, N.A.	GBP	16,790	23,785,964	23,149,372	—	(636,592)
Expiring 04/29/21	Goldman Sachs International	GBP	93	129,260	127,988	—	(1,272)
Expiring 04/29/21	Merrill Lynch International	GBP	1,632	2,228,921	2,250,665	21,744	—
Expiring 04/29/21	Merrill Lynch International	GBP	558	778,159	768,792	—	(9,367)
Expiring 04/29/21	Merrill Lynch International	GBP	408	559,175	562,229	3,054	—
Expiring 04/29/21	State Street Bank & Trust Company	GBP	406	555,479	560,439	4,960	—
A56

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/30/21	BNP Paribas S.A.	GBP	13,139	$18,281,004	$18,115,098	$—	$(165,906)
Expiring 05/04/21	The Toronto-Dominion Bank	GBP	813	1,119,914	1,120,964	1,050	—
Canadian Dollar,
Expiring 04/29/21	Merrill Lynch International	CAD	9,121	7,172,397	7,258,568	86,171	—
Expiring 04/29/21	Royal Bank of Canada	CAD	11,155	8,847,141	8,876,801	29,660	—
Danish Krone,
Expiring 04/29/21	BNP Paribas S.A.	DKK	33,160	5,374,106	5,230,154	—	(143,952)
Expiring 04/29/21	BNP Paribas S.A.	DKK	8,982	1,457,231	1,416,740	—	(40,491)
Euro,
Expiring 04/01/21	Royal Bank of Canada	EUR	744	889,327	872,904	—	(16,423)
Expiring 04/01/21	The Toronto-Dominion Bank	EUR	10,303	12,190,283	12,083,135	—	(107,148)
Expiring 04/29/21	Barclays Bank PLC	EUR	963	1,166,433	1,129,795	—	(36,638)
Expiring 04/29/21	Barclays Bank PLC	EUR	505	601,910	592,475	—	(9,435)
Expiring 04/29/21	BNP Paribas S.A.	EUR	741	898,946	869,508	—	(29,438)
Expiring 04/29/21	Goldman Sachs International	EUR	20,126	24,263,293	23,616,208	—	(647,085)
Expiring 04/29/21	Merrill Lynch International	EUR	2,243	2,678,234	2,632,478	—	(45,756)
Expiring 04/29/21	Merrill Lynch International	EUR	530	631,457	621,661	—	(9,796)
Expiring 04/29/21	Merrill Lynch International	EUR	502	604,367	588,536	—	(15,831)
Expiring 04/29/21	Merrill Lynch International	EUR	500	602,934	586,703	—	(16,231)
Expiring 04/29/21	Merrill Lynch International	EUR	222	267,347	260,957	—	(6,390)
Expiring 04/29/21	Royal Bank of Canada	EUR	244	296,663	286,668	—	(9,995)
Expiring 04/29/21	The Toronto-Dominion Bank	EUR	595	701,068	698,376	—	(2,692)
Expiring 05/04/21	The Toronto-Dominion Bank	EUR	10,374	12,225,770	12,174,157	—	(51,613)
Hong Kong Dollar,
Expiring 04/01/21	Citibank, N.A.	HKD	22,773	2,931,452	2,929,359	—	(2,093)
Expiring 04/29/21	Citibank, N.A.	HKD	22,534	2,905,953	2,898,797	—	(7,156)
Expiring 04/29/21	Citibank, N.A.	HKD	11,742	1,513,543	1,510,548	—	(2,995)
Expiring 04/29/21	The Toronto-Dominion Bank	HKD	2,738	353,253	352,217	—	(1,036)
Expiring 05/04/21	Citibank, N.A.	HKD	10,274	1,321,622	1,321,631	9	—
Expiring 05/04/21	Royal Bank of Canada	HKD	14,091	1,813,775	1,812,786	—	(989)
Japanese Yen,
Expiring 04/01/21	Royal Bank of Canada	JPY	254,420	2,341,737	2,297,786	—	(43,951)
Expiring 04/30/21	Citibank, N.A.	JPY	1,797,266	16,718,752	16,237,077	—	(481,675)
Expiring 04/30/21	State Street Bank & Trust Company	JPY	1,488,255	14,354,645	13,445,372	—	(909,273)
Expiring 05/06/21	The Toronto-Dominion Bank	JPY	248,738	2,268,796	2,247,281	—	(21,515)
Expiring 05/06/21	The Toronto-Dominion Bank	JPY	5,682	51,789	51,332	—	(457)
New Taiwanese Dollar,
Expiring 04/19/21	BNP Paribas S.A.	TWD	2,662	95,901	93,703	—	(2,198)
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	TWD	5,302	191,124	186,654	—	(4,470)
South Korean Won,
Expiring 04/05/21	BNP Paribas S.A.	KRW	149,169	137,911	132,150	—	(5,761)
Swedish Krona,
Expiring 04/29/21	Goldman Sachs International	SEK	22,302	2,645,655	2,554,350	—	(91,305)
Expiring 04/29/21	Goldman Sachs International	SEK	4,777	582,109	547,154	—	(34,955)
Swiss Franc,
Expiring 04/01/21	Citibank, N.A.	CHF	1,453	1,552,471	1,537,069	—	(15,402)
Expiring 04/29/21	Citibank, N.A.	CHF	5,530	6,114,000	5,855,770	—	(258,230)
Expiring 04/29/21	State Street Bank & Trust Company	CHF	4,988	5,399,536	5,281,639	—	(117,897)
Expiring 04/29/21	State Street Bank & Trust Company	CHF	4,190	4,725,129	4,436,930	—	(288,199)
Expiring 05/04/21	The Toronto-Dominion Bank	CHF	1,777	1,890,092	1,881,938	—	(8,154)
				$239,275,291	$233,844,463	150,341	(5,581,169)

A57

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/29/21	Citibank, N.A.	AUD	7,520	$5,869,180	$5,712,646	$156,534	$—
Expiring 04/29/21	Goldman Sachs International	AUD	8,836	6,997,344	6,712,771	284,573	—
British Pound,
Expiring 04/01/21	Citibank, N.A.	GBP	1,064	1,504,514	1,466,273	38,241	—
Expiring 04/29/21	BNP Paribas S.A.	GBP	13,139	18,280,959	18,115,035	165,924	—
Expiring 04/29/21	Goldman Sachs International	GBP	2,741	3,834,670	3,778,741	55,929	—
Expiring 05/04/21	Royal Bank of Canada	GBP	527	723,390	727,075	—	(3,685)
Expiring 05/04/21	The Toronto-Dominion Bank	GBP	286	393,087	393,888	—	(801)
Canadian Dollar,
Expiring 04/29/21	Citibank, N.A.	CAD	11,155	8,846,431	8,876,802	—	(30,371)
Danish Krone,
Expiring 04/29/21	BNP Paribas S.A.	DKK	2,388	388,538	376,706	11,832	—
Expiring 04/29/21	Citibank, N.A.	DKK	1,077	173,848	169,792	4,056	—
Expiring 04/29/21	Goldman Sachs International	DKK	38,677	6,365,347	6,100,396	264,951	—
Expiring 04/29/21	Merrill Lynch International	DKK	22,202	3,625,898	3,501,879	124,019	—
Expiring 04/29/21	Merrill Lynch International	DKK	5,180	836,538	817,076	19,462	—
Expiring 04/29/21	Merrill Lynch International	DKK	3,030	492,024	477,858	14,166	—
Expiring 04/29/21	Merrill Lynch International	DKK	2,134	344,050	336,519	7,531	—
Expiring 04/29/21	State Street Bank & Trust Company	DKK	33,160	5,373,913	5,230,154	143,759	—
Euro,
Expiring 04/01/21	Royal Bank of Canada	EUR	559	679,042	655,063	23,979	—
Expiring 04/01/21	The Toronto-Dominion Bank	EUR	10,489	12,763,777	12,300,977	462,800	—
Expiring 04/29/21	BNP Paribas S.A.	EUR	22,206	27,186,600	26,056,670	1,129,930	—
Expiring 04/29/21	BNP Paribas S.A.	EUR	1,300	1,591,692	1,525,729	65,963	—
Expiring 04/29/21	Citibank, N.A.	EUR	20,126	24,261,742	23,616,207	645,535	—
Expiring 04/29/21	Merrill Lynch International	EUR	16,734	20,341,792	19,635,783	706,009	—
Expiring 04/29/21	Royal Bank of Canada	EUR	989	1,167,016	1,160,066	6,950	—
Expiring 04/29/21	Royal Bank of Canada	EUR	468	560,937	549,533	11,404	—
Expiring 04/29/21	Royal Bank of Canada	EUR	223	270,859	261,194	9,665	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	2,862	3,415,735	3,358,192	57,543	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	1,453	1,731,173	1,704,439	26,734	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	1,192	1,452,074	1,398,940	53,134	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	753	896,807	883,492	13,315	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	442	536,682	518,696	17,986	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	385	467,453	451,634	15,819	—
Expiring 04/29/21	State Street Bank & Trust Company	EUR	210	256,260	246,997	9,263	—
Expiring 04/29/21	The Toronto-Dominion Bank	EUR	323	390,392	379,125	11,267	—
Expiring 05/04/21	The Toronto-Dominion Bank	EUR	10,303	12,198,992	12,091,456	107,536	—
Expiring 05/04/21	The Toronto-Dominion Bank	EUR	70	83,065	82,701	364	—
Hong Kong Dollar,
Expiring 04/01/21	Royal Bank of Canada	HKD	20,478	2,640,790	2,634,147	6,643	—
Expiring 04/01/21	Royal Bank of Canada	HKD	2,295	295,884	295,212	672	—
Expiring 04/29/21	Goldman Sachs International	HKD	11,742	1,513,513	1,510,548	2,965	—
Expiring 04/29/21	Goldman Sachs International	HKD	10,791	1,391,723	1,388,249	3,474	—
Expiring 05/04/21	Citibank, N.A.	HKD	22,773	2,931,646	2,929,632	2,014	—
Expiring 05/04/21	The Toronto-Dominion Bank	HKD	1,592	204,780	204,785	—	(5)
Japanese Yen,
Expiring 04/01/21	Royal Bank of Canada	JPY	254,420	2,405,866	2,297,786	108,080	—
Expiring 04/30/21	Citibank, N.A.	JPY	1,797,266	16,718,752	16,237,077	481,675	—
Expiring 04/30/21	Citibank, N.A.	JPY	167,969	1,584,782	1,517,485	67,297	—
Expiring 04/30/21	Merrill Lynch International	JPY	79,226	726,550	715,751	10,799	—
Expiring 05/06/21	Royal Bank of Canada	JPY	254,420	2,342,468	2,298,613	43,855	—
New Taiwanese Dollar,
Expiring 04/19/21	BNP Paribas S.A.	TWD	2,662	95,901	93,704	2,197	—
Expiring 04/19/21	JPMorgan Chase Bank, N.A.	TWD	5,302	191,124	186,654	4,470	—
A58

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2021 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 04/05/21	BNP Paribas S.A.	KRW	149,169	$137,911	$132,150	$5,761	$—
Swedish Krona,
Expiring 04/29/21	Barclays Bank PLC	SEK	22,302	2,645,364	2,554,349	91,015	—
Expiring 04/29/21	Citibank, N.A.	SEK	27,080	3,265,013	3,101,503	163,510	—
Expiring 04/29/21	State Street Bank & Trust Company	SEK	15,461	1,860,209	1,770,848	89,361	—
Expiring 04/29/21	State Street Bank & Trust Company	SEK	8,472	982,596	970,286	12,310	—
Swiss Franc,
Expiring 04/01/21	Citibank, N.A.	CHF	1,453	1,603,816	1,537,069	66,747	—
Expiring 04/29/21	BNP Paribas S.A.	CHF	4,988	5,398,847	5,281,640	117,207	—
Expiring 04/29/21	Goldman Sachs International	CHF	1,827	2,020,358	1,934,188	86,170	—
Expiring 05/04/21	Citibank, N.A.	CHF	1,453	1,553,894	1,538,448	15,446	—
Expiring 05/04/21	The Toronto-Dominion Bank	CHF	324	344,982	343,489	1,493	—
				$227,158,590	$221,144,118	6,049,334	(34,862)
						$6,199,675	$(5,616,031)
Cross currency exchange contracts outstanding at March 31, 2021:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/29/21	Buy	CAD	11,155	AUD	11,205	$364,498	$—	Goldman Sachs International
04/29/21	Buy	CHF	1,284	GBP	1,004	—	(23,525)	Citibank, N.A.
04/29/21	Buy	EUR	2,639	AUD	4,057	14,824	—	Citibank, N.A.
04/30/21	Buy	JPY	1,965,235	GBP	13,139	—	(360,537)	Goldman Sachs International
						$379,322	$(384,062)
Credit default swap agreements outstanding at March 31, 2021:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
ABX.HE.AAA	05/25/46	0.110%(Q)	190	$2,282	$—	$2,282	Barclays Bank PLC
ABX.HE.AAA	05/25/46	0.110%(Q)	170	2,042	—	2,042	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110%(Q)	150	1,802	—	1,802	Bank of America, N.A.
ABX.HE.AAA	05/25/46	0.110%(Q)	90	1,081	—	1,081	Credit Suisse International
ABX.HE.AAA	05/25/46	0.110%(M)	70	841	—	841	Bank of America, N.A.
CMBX.NA.BBB-	02/17/51	5.000%(M)	350	61	—	61	Citibank, N.A.
IOS.FN30.400.11	01/12/42	4.000%(M)	490	(1,939)	—	(1,939)	Bank of America, N.A.
IOS.FN30.400.11	01/12/42	4.000%(M)	450	(2,493)	—	(2,493)	Bank of America, N.A.
IOS.FN30.400.11	01/12/42	4.000%(M)	440	(2,437)	—	(2,437)	Citibank, N.A.
IOS.FN30.400.11	01/12/42	4.000%(S)	440	(2,437)	—	(2,437)	Citibank, N.A.
IOS.FN30.500.10	01/12/41	5.000%(S)	580	(2,884)	—	(2,884)	Citibank, N.A.
IOS.FN30.500.10	01/12/41	5.000%(S)	580	(2,884)	—	(2,884)	Citibank, N.A.
				$(6,965)	$—	$(6,965)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
A59

AST J.P. MORGAN TACTICAL PRESERVATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A60